UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund:  BlackRock Liquidity Funds
BlackRock Select Treasury Based Liquidity Fund (formerly BlackRock Liquid Federal Trust Fund)
FedFund
MuniCash
TempCash
T-Fund
Treasury Trust Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7450

Date of fiscal year end: 10/31/2025

Date of reporting period: 10/31/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock Select Treasury Based Liquidity Fund

Institutional Shares | TFFXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) (formerly known as BlackRock Liquid Federal Trust Fund) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$17	0.17%

Key Fund statistics

Net Assets...
$6,176,959,393
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$10,360,296
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.91%
   7-Day Yield...
3.91%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
90.3%
Repurchase Agreements...
10.6
Liabilities in Excess of Other Assets...
(0.9)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

OnJuly 30, 2025, the Fund's Board approved to change the name of BlackRock Liquid Federal Trust Fund to BlackRock Select Treasury Based Liquidity Fund. In connection with the Fund's name change, the Fund's investment strategy was changed to invest 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations of the U.S. Treasury (collectively, "Treasury Instruments"), with a maturity of 93 days or less, and overnight repurchase agreements that purchase Treasury Instruments. The Fund's portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury and repurchase agreements secured by such obligations. These changes were effective on October 14, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Select Treasury Based Liquidity Fund

Institutional Shares | TFFXX

Annual Shareholder Report — October 31, 2025

TFFXX-10/25-AR

BlackRock Select Treasury Based Liquidity Fund

Administration Shares | BFTXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) (formerly known as BlackRock Liquid Federal Trust Fund) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$28	0.27%

Key Fund statistics

Net Assets...
$6,176,959,393
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$10,360,296
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.81%
   7-Day Yield...
3.81%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
90.3%
Repurchase Agreements...
10.6
Liabilities in Excess of Other Assets...
(0.9)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

OnJuly 30, 2025, the Fund's Board approved to change the name of BlackRock Liquid Federal Trust Fund to BlackRock Select Treasury Based Liquidity Fund. In connection with the Fund's name change, the Fund's investment strategy was changed to invest 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations of the U.S. Treasury (collectively, "Treasury Instruments"), with a maturity of 93 days or less, and overnight repurchase agreements that purchase Treasury Instruments. The Fund's portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury and repurchase agreements secured by such obligations. These changes were effective on October 14, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Select Treasury Based Liquidity Fund

Administration Shares | BFTXX

Annual Shareholder Report — October 31, 2025

BFTXX-10/25-AR

BlackRock Select Treasury Based Liquidity Fund

Cash Management Shares | BFMXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) (formerly known as BlackRock Liquid Federal Trust Fund) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$68	0.67%

Key Fund statistics

Net Assets...
$6,176,959,393
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$10,360,296
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.41%
   7-Day Yield...
3.41%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
90.3%
Repurchase Agreements...
10.6
Liabilities in Excess of Other Assets...
(0.9)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

OnJuly 30, 2025, the Fund's Board approved to change the name of BlackRock Liquid Federal Trust Fund to BlackRock Select Treasury Based Liquidity Fund. In connection with the Fund's name change, the Fund's investment strategy was changed to invest 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations of the U.S. Treasury (collectively, "Treasury Instruments"), with a maturity of 93 days or less, and overnight repurchase agreements that purchase Treasury Instruments. The Fund's portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury and repurchase agreements secured by such obligations. These changes were effective on October 14, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Select Treasury Based Liquidity Fund

Cash Management Shares | BFMXX

Annual Shareholder Report — October 31, 2025

BFMXX-10/25-AR

BlackRock Select Treasury Based Liquidity Fund

Dollar Shares | TSDXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) (formerly known as BlackRock Liquid Federal Trust Fund) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$43	0.42%

Key Fund statistics

Net Assets...
$6,176,959,393
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$10,360,296
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.66%
   7-Day Yield...
3.66%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
90.3%
Repurchase Agreements...
10.6
Liabilities in Excess of Other Assets...
(0.9)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

OnJuly 30, 2025, the Fund's Board approved to change the name of BlackRock Liquid Federal Trust Fund to BlackRock Select Treasury Based Liquidity Fund. In connection with the Fund's name change, the Fund's investment strategy was changed to invest 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations of the U.S. Treasury (collectively, "Treasury Instruments"), with a maturity of 93 days or less, and overnight repurchase agreements that purchase Treasury Instruments. The Fund's portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury and repurchase agreements secured by such obligations. These changes were effective on October 14, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Select Treasury Based Liquidity Fund

Dollar Shares | TSDXX

Annual Shareholder Report — October 31, 2025

TSDXX-10/25-AR

BlackRock Select Treasury Based Liquidity Fund

Mischler Financial Group Shares | EDUXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) (formerly known as BlackRock Liquid Federal Trust Fund) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mischler Financial Group Shares	$17	0.17%

Key Fund statistics

Net Assets...
$6,176,959,393
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$10,360,296
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.91%
   7-Day Yield...
3.91%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
90.3%
Repurchase Agreements...
10.6
Liabilities in Excess of Other Assets...
(0.9)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

OnJuly 30, 2025, the Fund's Board approved to change the name of BlackRock Liquid Federal Trust Fund to BlackRock Select Treasury Based Liquidity Fund. In connection with the Fund's name change, the Fund's investment strategy was changed to invest 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations of the U.S. Treasury (collectively, "Treasury Instruments"), with a maturity of 93 days or less, and overnight repurchase agreements that purchase Treasury Instruments. The Fund's portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury and repurchase agreements secured by such obligations. These changes were effective on October 14, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Select Treasury Based Liquidity Fund

Mischler Financial Group Shares | EDUXX

Annual Shareholder Report — October 31, 2025

EDUXX-10/25-AR

BlackRock Select Treasury Based Liquidity Fund

Stern Brothers Shares | SIGXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) (formerly known as BlackRock Liquid Federal Trust Fund) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stern Brothers Shares	$17	0.17%

Key Fund statistics

Net Assets...
$6,176,959,393
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$10,360,296
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.91%
   7-Day Yield...
3.91%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
90.3%
Repurchase Agreements...
10.6
Liabilities in Excess of Other Assets...
(0.9)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

OnJuly 30, 2025, the Fund's Board approved to change the name of BlackRock Liquid Federal Trust Fund to BlackRock Select Treasury Based Liquidity Fund. In connection with the Fund's name change, the Fund's investment strategy was changed to invest 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations of the U.S. Treasury (collectively, "Treasury Instruments"), with a maturity of 93 days or less, and overnight repurchase agreements that purchase Treasury Instruments. The Fund's portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury and repurchase agreements secured by such obligations. These changes were effective on October 14, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Select Treasury Based Liquidity Fund

Stern Brothers Shares | SIGXX

Annual Shareholder Report — October 31, 2025

SIGXX-10/25-AR

BlackRock Select Treasury Based Liquidity Fund

Tigress Shares | EVEXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) (formerly known as BlackRock Liquid Federal Trust Fund) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tigress Shares	$17	0.17%

Key Fund statistics

Net Assets...
$6,176,959,393
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$10,360,296
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.91%
   7-Day Yield...
3.91%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
90.3%
Repurchase Agreements...
10.6
Liabilities in Excess of Other Assets...
(0.9)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

OnJuly 30, 2025, the Fund's Board approved to change the name of BlackRock Liquid Federal Trust Fund to BlackRock Select Treasury Based Liquidity Fund. In connection with the Fund's name change, the Fund's investment strategy was changed to invest 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations of the U.S. Treasury (collectively, "Treasury Instruments"), with a maturity of 93 days or less, and overnight repurchase agreements that purchase Treasury Instruments. The Fund's portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury and repurchase agreements secured by such obligations. These changes were effective on October 14, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Select Treasury Based Liquidity Fund

Tigress Shares | EVEXX

Annual Shareholder Report — October 31, 2025

EVEXX-10/25-AR

FedFund

Institutional Shares | TFDXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$17	0.17%

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.98%
   7-Day Yield...
3.98%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Institutional Shares | TFDXX

Annual Shareholder Report — October 31, 2025

TFDXX-10/25-AR

FedFund

Administration Shares | BLFXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$28	0.27%

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.88%
   7-Day Yield...
3.88%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Administration Shares | BLFXX

Annual Shareholder Report — October 31, 2025

BLFXX-10/25-AR

FedFund

Capital Shares | BFCXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$22	0.22%

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.93%
   7-Day Yield...
3.93%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Capital Shares | BFCXX

Annual Shareholder Report — October 31, 2025

BFCXX-10/25-AR

FedFund

Cash Management Shares | BFFXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$68	0.67%

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.49%
   7-Day Yield...
3.49%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Cash Management Shares | BFFXX

Annual Shareholder Report — October 31, 2025

BFFXX-10/25-AR

FedFund

Cash Reserve Shares | BFRXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$58	0.57%

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.58%
   7-Day Yield...
3.58%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Cash Reserve Shares | BFRXX

Annual Shareholder Report — October 31, 2025

BFRXX-10/25-AR

FedFund

Dollar Shares | TDDXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$43	0.42%

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.73%
   7-Day Yield...
3.73%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Dollar Shares | TDDXX

Annual Shareholder Report — October 31, 2025

TDDXX-10/25-AR

FedFund

Great Pacific Shares | GPAXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Great Pacific Shares	$17	0.17%

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.98%
   7-Day Yield...
3.98%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Great Pacific Shares | GPAXX

Annual Shareholder Report — October 31, 2025

GPAXX-10/25-AR

FedFund

Mischler Financial Group Shares | HUAXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mischler Financial Group Shares	$17	0.17%

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.98%
   7-Day Yield...
3.98%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Mischler Financial Group Shares | HUAXX

Annual Shareholder Report — October 31, 2025

HUAXX-10/25-AR

FedFund

Penserra Shares | PSFXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penserra Shares	$17	0.17%

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.98%
   7-Day Yield...
3.98%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Penserra Shares | PSFXX

Annual Shareholder Report — October 31, 2025

PSFXX-10/25-AR

FedFund

Premier Shares | BUPXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$17	0.17%

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.98%
   7-Day Yield...
3.98%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Premier Shares | BUPXX

Annual Shareholder Report — October 31, 2025

BUPXX-10/25-AR

FedFund

Private Client Shares | BRPXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Private Client Shares	$69	0.68%

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.47%
   7-Day Yield...
3.47%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Private Client Shares | BRPXX

Annual Shareholder Report — October 31, 2025

BRPXX-10/25-AR

FedFund

Select Shares | BFBXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$102	1.00%

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.15%
   7-Day Yield...
3.15%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Select Shares | BFBXX

Annual Shareholder Report — October 31, 2025

BFBXX-10/25-AR

FedFund

Stern Brothers Shares | SBIXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stern Brothers Shares	$17	0.17%

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.98%
   7-Day Yield...
3.98%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Stern Brothers Shares | SBIXX

Annual Shareholder Report — October 31, 2025

SBIXX-10/25-AR

FedFund

Tigress Shares | TIGXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tigress Shares	$17	0.17%

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.98%
   7-Day Yield...
3.98%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Tigress Shares | TIGXX

Annual Shareholder Report — October 31, 2025

TIGXX-10/25-AR

FedFund

WestCap Shares | WSTXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WestCap Shares	$17	0.17%

Key Fund statistics

Net Assets...
$189,852,723,556
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$298,552,633
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.98%
   7-Day Yield...
3.98%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
44.3%
Repurchase Agreements...
38.6
U.S. Government Sponsored Agency Obligations...
12.6
Other Assets Less Liabilities...
4.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

WestCap Shares | WSTXX

Annual Shareholder Report — October 31, 2025

WSTXX-10/25-AR

TempCash

Institutional Shares | TMCXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.18%

Key Fund statistics

Net Assets...
$25,248,451,920
Number of Portfolio Holdings...
266
Net Investment Advisory Fees...
$39,438,322
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.14%
   7-Day Yield...
4.13%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
39.6%
Commercial Paper...
32.2
Certificates of Deposit...
20.0
Time Deposits...
5.4
Corporate Bonds...
0.5
Municipal Bonds...
0.4
U.S. Treasury Obligations...
0.2
Other Assets Less Liabilities...
1.7

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

TempCash

Institutional Shares | TMCXX

Annual Shareholder Report — October 31, 2025

TMCXX-10/25-AR

TempCash

Capital Shares | TPCXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about TempCash (the “Fund”) for the period of April 14, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$13Footnote Reference(a)	0.23%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Capital Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$25,248,451,920
Number of Portfolio Holdings...
266
Net Investment Advisory Fees...
$39,438,322
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.09%
   7-Day Yield...
4.08%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
39.6%
Commercial Paper...
32.2
Certificates of Deposit...
20.0
Time Deposits...
5.4
Corporate Bonds...
0.5
Municipal Bonds...
0.4
U.S. Treasury Obligations...
0.2
Other Assets Less Liabilities...
1.7

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

TempCash

Capital Shares | TPCXX

Annual Shareholder Report — October 31, 2025

TPCXX-10/25-AR

TempCash

Dollar Shares | TCDXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$33	0.33%

Key Fund statistics

Net Assets...
$25,248,451,920
Number of Portfolio Holdings...
266
Net Investment Advisory Fees...
$39,438,322
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.90%
   7-Day Yield...
3.90%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
39.6%
Commercial Paper...
32.2
Certificates of Deposit...
20.0
Time Deposits...
5.4
Corporate Bonds...
0.5
Municipal Bonds...
0.4
U.S. Treasury Obligations...
0.2
Other Assets Less Liabilities...
1.7

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

The net expense ratio increased from the prior fiscal year end primarily due to an increase in operating expenses.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

TempCash

Dollar Shares | TCDXX

Annual Shareholder Report — October 31, 2025

TCDXX-10/25-AR

TempCash

Great Pacific Shares | GPCXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Great Pacific Shares	$18	0.18%

Key Fund statistics

Net Assets...
$25,248,451,920
Number of Portfolio Holdings...
266
Net Investment Advisory Fees...
$39,438,322
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.14%
   7-Day Yield...
4.13%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
39.6%
Commercial Paper...
32.2
Certificates of Deposit...
20.0
Time Deposits...
5.4
Corporate Bonds...
0.5
Municipal Bonds...
0.4
U.S. Treasury Obligations...
0.2
Other Assets Less Liabilities...
1.7

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

TempCash

Great Pacific Shares | GPCXX

Annual Shareholder Report — October 31, 2025

GPCXX-10/25-AR

TempCash

Premier Shares | TCPXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$18	0.18%

Key Fund statistics

Net Assets...
$25,248,451,920
Number of Portfolio Holdings...
266
Net Investment Advisory Fees...
$39,438,322
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.13%
   7-Day Yield...
4.13%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
39.6%
Commercial Paper...
32.2
Certificates of Deposit...
20.0
Time Deposits...
5.4
Corporate Bonds...
0.5
Municipal Bonds...
0.4
U.S. Treasury Obligations...
0.2
Other Assets Less Liabilities...
1.7

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

TempCash

Premier Shares | TCPXX

Annual Shareholder Report — October 31, 2025

TCPXX-10/25-AR

T-Fund

Institutional Shares | TSTXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$17	0.17%

Key Fund statistics

Net Assets...
$118,854,784,670
Number of Portfolio Holdings...
115
Net Investment Advisory Fees...
$185,622,144
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.94%
   7-Day Yield...
3.94%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
53.5%
Repurchase Agreements...
41.0
Other Assets Less Liabilities...
5.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Institutional Shares | TSTXX

Annual Shareholder Report — October 31, 2025

TSTXX-10/25-AR

T-Fund

Administration Shares | BTAXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$28	0.27%

Key Fund statistics

Net Assets...
$118,854,784,670
Number of Portfolio Holdings...
115
Net Investment Advisory Fees...
$185,622,144
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.84%
   7-Day Yield...
3.84%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
53.5%
Repurchase Agreements...
41.0
Other Assets Less Liabilities...
5.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Administration Shares | BTAXX

Annual Shareholder Report — October 31, 2025

BTAXX-10/25-AR

T-Fund

Capital Shares | BCHXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$22	0.22%

Key Fund statistics

Net Assets...
$118,854,784,670
Number of Portfolio Holdings...
115
Net Investment Advisory Fees...
$185,622,144
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.89%
   7-Day Yield...
3.89%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
53.5%
Repurchase Agreements...
41.0
Other Assets Less Liabilities...
5.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Capital Shares | BCHXX

Annual Shareholder Report — October 31, 2025

BCHXX-10/25-AR

T-Fund

Cash Management Shares | BPTXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$68	0.67%

Key Fund statistics

Net Assets...
$118,854,784,670
Number of Portfolio Holdings...
115
Net Investment Advisory Fees...
$185,622,144
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.45%
   7-Day Yield...
3.45%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
53.5%
Repurchase Agreements...
41.0
Other Assets Less Liabilities...
5.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Cash Management Shares | BPTXX

Annual Shareholder Report — October 31, 2025

BPTXX-10/25-AR

T-Fund

Cash Reserve Shares | BTRXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$58	0.57%

Key Fund statistics

Net Assets...
$118,854,784,670
Number of Portfolio Holdings...
115
Net Investment Advisory Fees...
$185,622,144
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.55%
   7-Day Yield...
3.55%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
53.5%
Repurchase Agreements...
41.0
Other Assets Less Liabilities...
5.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Cash Reserve Shares | BTRXX

Annual Shareholder Report — October 31, 2025

BTRXX-10/25-AR

T-Fund

Dollar Shares | TFEXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$43	0.42%

Key Fund statistics

Net Assets...
$118,854,784,670
Number of Portfolio Holdings...
115
Net Investment Advisory Fees...
$185,622,144
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.69%
   7-Day Yield...
3.69%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
53.5%
Repurchase Agreements...
41.0
Other Assets Less Liabilities...
5.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Dollar Shares | TFEXX

Annual Shareholder Report — October 31, 2025

TFEXX-10/25-AR

T-Fund

Premier Shares | BEMXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$17	0.17%

Key Fund statistics

Net Assets...
$118,854,784,670
Number of Portfolio Holdings...
115
Net Investment Advisory Fees...
$185,622,144
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.94%
   7-Day Yield...
3.94%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
53.5%
Repurchase Agreements...
41.0
Other Assets Less Liabilities...
5.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Premier Shares | BEMXX

Annual Shareholder Report — October 31, 2025

BEMXX-10/25-AR

T-Fund

Select Shares | BSLXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$102	1.00%

Key Fund statistics

Net Assets...
$118,854,784,670
Number of Portfolio Holdings...
115
Net Investment Advisory Fees...
$185,622,144
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.11%
   7-Day Yield...
3.11%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
53.5%
Repurchase Agreements...
41.0
Other Assets Less Liabilities...
5.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Select Shares | BSLXX

Annual Shareholder Report — October 31, 2025

BSLXX-10/25-AR

Treasury Trust Fund

Institutional Shares | TTTXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$17	0.17%

Key Fund statistics

Net Assets...
$160,731,852,473
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$256,961,337
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.86%
   7-Day Yield...
3.87%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.8%
Other Assets Less Liabilities...
0.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Institutional Shares | TTTXX

Annual Shareholder Report — October 31, 2025

TTTXX-10/25-AR

Treasury Trust Fund

Administration Shares | BITXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$27	0.27%

Key Fund statistics

Net Assets...
$160,731,852,473
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$256,961,337
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.77%
   7-Day Yield...
3.77%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.8%
Other Assets Less Liabilities...
0.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Administration Shares | BITXX

Annual Shareholder Report — October 31, 2025

BITXX-10/25-AR

Treasury Trust Fund

Capital Shares | BUCXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$22	0.22%

Key Fund statistics

Net Assets...
$160,731,852,473
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$256,961,337
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.81%
   7-Day Yield...
3.82%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.8%
Other Assets Less Liabilities...
0.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Capital Shares | BUCXX

Annual Shareholder Report — October 31, 2025

BUCXX-10/25-AR

Treasury Trust Fund

Cash Management Shares | BTCXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$68	0.67%

Key Fund statistics

Net Assets...
$160,731,852,473
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$256,961,337
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.36%
   7-Day Yield...
3.37%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.8%
Other Assets Less Liabilities...
0.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Cash Management Shares | BTCXX

Annual Shareholder Report — October 31, 2025

BTCXX-10/25-AR

Treasury Trust Fund

Cash Reserve Shares | BTFXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$58	0.57%

Key Fund statistics

Net Assets...
$160,731,852,473
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$256,961,337
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.46%
   7-Day Yield...
3.47%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.8%
Other Assets Less Liabilities...
0.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Cash Reserve Shares | BTFXX

Annual Shareholder Report — October 31, 2025

BTFXX-10/25-AR

Treasury Trust Fund

Dollar Shares | TTDXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$42	0.41%

Key Fund statistics

Net Assets...
$160,731,852,473
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$256,961,337
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.62%
   7-Day Yield...
3.63%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.8%
Other Assets Less Liabilities...
0.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Dollar Shares | TTDXX

Annual Shareholder Report — October 31, 2025

TTDXX-10/25-AR

Treasury Trust Fund

Select Shares | TSLXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$102	1.00%

Key Fund statistics

Net Assets...
$160,731,852,473
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$256,961,337
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.03%
   7-Day Yield...
3.04%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.8%
Other Assets Less Liabilities...
0.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Select Shares | TSLXX

Annual Shareholder Report — October 31, 2025

TSLXX-10/25-AR

Treasury Trust Fund

DLT Shares Shares | DGLXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of June 27, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DLT Shares Shares	$6Footnote Reference(a)	0.17%Footnote Reference(b)
Footnote	Description
Footnote(a)	The DLT Shares Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$160,731,852,473
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$256,961,337
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.86%
   7-Day Yield...
3.87%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.8%
Other Assets Less Liabilities...
0.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

DLT Shares Shares | DGLXX

Annual Shareholder Report — October 31, 2025

DGLXX-10/25-AR

MuniCash

Institutional Shares | MCSXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about MuniCash (the “Fund”) for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Key Fund statistics

Net Assets...
$3,489,520,518
Number of Portfolio Holdings...
176
Net Investment Advisory Fees...
$7,631,678
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.01%
   7-Day Yield...
3.01%

What did the Fund invest in?

(as of October 31, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Variable Rate Demand Notes...
94.9%
Closed-End Investment Companies...
5.2
Liabilities in Excess of Other Assets...
(0.1)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

MuniCash

Institutional Shares | MCSXX

Annual Shareholder Report — October 31, 2025

MCSXX-10/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7450.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish
Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Select Treasury Based Liquidity Fund	$26,343	$26,214	$0	$0	$9,900	$9,900	$0	$0
FedFund	$32,800	$32,640	$0	$0	$9,900	$9,900	$0	$0
MuniCash	$28,495	$28,356	$0	$0	$10,900	$10,920	$0	$0
TempCash	$28,495	$28,356	$0	$0	$9.900	$9,900	$0	$0
T-Fund	$31,570	$31,416	$0	$0	$9,900	$9,900	$0	$0
Treasury Trust Fund	$26,343	$26,214	$0	$0	$9,900	$9,900	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Select Treasury Based Liquidity Fund	$9,900	$9,900
FedFund	$9,900	$9,900
MuniCash	$10,900	$10,920
TempCash	$9,900	$9,900
T-Fund	$9,900	$9,900
Treasury Trust Fund	$9,900	$9,900

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000
              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.
              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
October 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Liquidity Funds
BlackRock Select Treasury Based Liquidity Fund
FedFund
TempCash
T-Fund
Treasury Trust Fund
MuniCash

Table of Contents
Page

Schedule of Investments
October 31, 2025
BlackRock Select Treasury Based Liquidity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
0.97% , 11/04/25 ................... USD 485,691 $ 485,526,847
1.93% , 11/06/25 ................... 455,052 454,798,724
2.92% , 11/12/25 ................... 278,700 278,358,645
3.02% , 11/13/25 ................... 145,333 145,139,424
3.28% , 11/18/25 ................... 65,423 65,299,553
3.36% , 11/20/25 ................... 222,105 221,634,399
3.47% , 11/25/25 ................... 455,000 453,785,787
3.51% , 11/28/25 ................... 386,733 385,567,193
3.57% , 12/02/25 ................... 597,501 595,545,575
3.60% , 12/04/25 ................... 85,621 85,312,164
3.62% , 12/09/25 ................... 386,945 385,308,072
3.66% , 12/11/25 ................... 448,000 446,071,649
3.67% , 12/16/25 ................... 94,134 93,671,154
3.70% , 12/18/25 ................... 64,400 64,050,657
3.73% , 12/23/25 ................... 355,051 353,041,785
3.77% , 12/26/25 ................... 43,700 43,424,933
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.73% , 12/30/25 ................... USD 270,186 $ 268,524,114
3.73% , 01/02/26 ................... 35,000 34,752,258
3.69% , 01/08/26 ................... 175,796 174,517,573
3.70% , 01/15/26 ................... 255,236 253,190,039
3.70% , 01/22/26 ................... 125,000 123,919,906
3.69% , 01/29/26 ................... 150,000 148,619,388
U.S. Treasury Notes
0.38% , 11/30/25 ................... 2,500 2,492,049
0.38% , 12/31/25 ................... 5,855 5,818,508
4.25% , 12/31/25 ................... 9,000 9,000,375
Total U.S. Treasury Obligations — 90 .3%
(Cost: $ 5,577,370,771 ) ............................ 5,577,370,771
Total Repurchase Agreements — 10 .6%
(Cost: $ 656,000,000 ) .............................. 656,000,000
Total Investments — 100 .9%
(Cost: $ 6,233,370,771 ) ............................ 6,233,370,771
Liabilities in Excess of Other Assets — (0.9) % ............. (56,411,378)
Net Assets — 100.0% ...............................
$ 6,176,959,393
(a)
Rates are the current rate or a range of current rates as of period end.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .14% 10/31/25 11/03/25 $ 241,000 $ 241,000,000 $ 241,083,145
U.S. Treasury
Obligations, 0.00% to
3.92%, due 02/15/26 to
10/15/30 ......... $ 262,575,002 $ 245,820,058
– –
BNP Paribas SA .... 4 .14 10/31/25 11/03/25 100,000 100,000,000 100,034,500
U.S. Treasury
Obligations, 0.00% to
4.75%, due 12/04/25 to
11/15/52 ......... 116,710,091 102,000,029
4 .14 10/31/25 11/03/25 315,000 315,000,000 315,108,675
U.S. Treasury
Obligations, 0.00% to
4.13%, due 12/04/25 to
08/15/50 ......... 290,742,400 321,300,005
– –
$ 415,000,000 $ 423,300,034
– –
$ 656,000,000 $ 669,120,092
– –

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
BlackRock Select Treasury Based Liquidity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 656,000,000 $ — $ 656,000,000
U.S. Treasury Obligations ................................... — 5,577,370,771 — 5,577,370,771
$ — $ 6,233,370,771 $ — $ 6,233,370,771

Schedule of Investments
October 31, 2025
FedFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Discount Notes,
3.87%, 12/11/25
(a)
................. USD 88,560 $ 88,170,336
Federal Farm Credit Bank Variable Rate Notes
(b)
(1-day SOFR at 0.00% Floor + 0.07%),
4.11% ,  11/17/25 ................. 219,100 219,100,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.14% ,  06/24/26 ................. 95,300 95,300,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.14% ,  06/26/26 ................. 230,525 230,525,000
(1-day SOFR at 0.00% Floor + 0.09%),
4.12% ,  08/07/26 ................. 85,000 85,000,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.17% ,  12/23/26 ................. 114,900 114,900,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.18% ,  12/30/26 ................. 110,300 110,300,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.17% ,  01/08/27 ................. 99,500 99,523,969
(1-day SOFR at 0.00% Floor + 0.09%),
4.12% ,  01/27/27 ................. 164,907 164,907,000
(1-day SOFR at 0.00% Floor + 0.08%),
4.34% ,  02/01/27 ................. 422,300 422,300,000
(1-day SOFR at 0.00% Floor + 0.12%),
4.16% ,  02/10/27 ................. 430,000 430,000,000
(1-day SOFR at 0.00% Floor + 0.09%),
4.13% ,  02/24/27 ................. 80,000 80,000,000
(1-day SOFR at 0.00% Floor + 0.07%),
03/05/27
(c)
..................... 48,000 48,000,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.14% ,  03/25/27 ................. 75,000 75,000,000
(1-day SOFR at 0.00% Floor + 0.07%),
4.11% ,  03/26/27 ................. 157,190 157,190,000
(1-day SOFR at 0.00% Floor + 0.13%),
4.17% ,  09/24/27 ................. 245,000 245,000,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.17% ,  10/01/27 ................. 170,000 170,000,000
(1-day SOFR at 0.00% Floor + 0.13%),
4.17% ,  10/22/27 ................. 93,818 93,818,000
Federal Home Loan Bank Bonds
4.13% ,  11/07/25 ................... 413,500 413,488,686
3.75% ,  02/26/26 ................... 1,820,135 1,818,145,852
4.35% ,  06/05/26 ................... 634,900 634,785,429
4.32% ,  06/09/26 ................... 500,000 500,000,000
Federal Home Loan Bank Discount Notes,
3.87%, 02/03/26
(a)
................. 356,834 353,153,654
Federal Home Loan Bank Variable Rate Notes
(b)
(1-day SOFR at 0.00% Floor + 0.01%),
4.05% ,  11/19/25 ................. 522,000 522,000,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.04% ,  11/20/25 ................. 146,555 146,554,368
(1-day SOFR at 0.00% Floor + 0.01%),
4.05% ,  11/28/25 ................. 659,000 659,000,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.05% ,  12/02/25 ................. 420,310 420,310,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.05% ,  12/03/25 ................. 630,465 630,465,000
(1-day SOFR at 0.00% Floor + 0.02%),
4.06% ,  12/12/25 ................. 423,500 423,500,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.04% ,  12/18/25 ................. 214,660 214,660,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.04% ,  12/19/25 ................. 256,380 256,380,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.04% ,  12/22/25 ................. 85,870 85,870,000
(1-day SOFR at 0.00% Floor + 0.02%),
4.06% ,  12/23/25 ................. 426,500 426,500,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.00%),
4.04% ,  12/24/25 ................. USD 430,115 $ 430,115,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.04% ,  12/26/25 ................. 598,210 598,210,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.04% ,  12/30/25 ................. 627,100 627,100,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.04% ,  01/13/26 ................. 856,690 856,690,000
(1-day SOFR at 0.00% Floor + 0.03%),
4.07% ,  02/12/26 ................. 250,000 250,000,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.05% ,  02/17/26 ................. 213,650 213,650,000
(1-day SOFR at 0.00% Floor + 0.02%),
4.06% ,  03/12/26 ................. 391,500 391,500,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.04% ,  03/20/26 ................. 194,500 194,500,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.04% ,  04/07/26 ................. 437,200 437,200,000
(1-day SOFR at 0.00% Floor + 0.03%),
4.07% ,  04/17/26 ................. 437,800 437,800,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.04% ,  04/20/26 ................. 88,600 88,600,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.05% ,  05/20/26 ................. 194,400 194,400,000
(1-day SOFR at 0.00% Floor + 0.03%),
4.07% ,  05/28/26 ................. 222,800 222,800,000
(1-day SOFR at 0.00% Floor + 0.03%),
4.07% ,  06/04/26 ................. 444,400 444,400,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.14% ,  06/26/26 ................. 631,285 631,285,000
(1-day SOFR at 0.00% Floor + 0.03%),
4.07% ,  06/30/26 ................. 222,220 222,220,000
(1-day SOFR at 0.00% Floor + 0.03%),
4.07% ,  07/02/26 ................. 489,175 489,175,000
(1-day SOFR at 0.00% Floor + 0.13%),
4.16% ,  02/05/27 ................. 500,000 500,000,000
(1-day SOFR at 0.00% Floor + 0.12%),
4.16% ,  02/10/27 ................. 99,750 99,750,000
(1-day SOFR at 0.00% Floor + 0.09%),
4.13% ,  02/12/27 ................. 400,000 400,000,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.13% ,  02/25/27 ................. 445,690 445,690,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.14% ,  03/18/27 ................. 480,840 480,840,000
(1-day SOFR at 0.00% Floor + 0.07%),
4.11% ,  03/25/27 ................. 344,070 344,070,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.13% ,  04/02/27 ................. 400,000 400,000,000
(1-day SOFR at 0.00% Floor + 0.15%),
4.19% ,  04/02/27 ................. 320,820 320,820,000
(1-day SOFR at 0.00% Floor + 0.12%),
4.16% ,  04/09/27 ................. 185,630 185,589,790
(1-day SOFR at 0.00% Floor + 0.18%),
4.22% ,  10/15/27 ................. 400,000 400,000,000
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
(1-day SOFR at 0.00% Floor + 0.14%),
4.18% ,  09/23/26 ................. 418,300 418,300,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.18% ,  10/16/26 ................. 344,600 344,600,000
(1-day SOFR at 0.00% Floor + 0.12%),
4.16% ,  05/05/27 ................. 266,700 266,700,000

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
FedFund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
Federal National Mortgage Association Variable
Rate Notes
(b)
(1-day SOFR at 0.00% Floor + 0.14%),
4.17% ,  08/21/26 ................. USD 427,500 $ 427,500,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.18% ,  10/23/26 ................. 542,260 542,260,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.18% ,  11/20/26 ................. 669,100 669,100,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.18% ,  12/11/26 ................. 569,950 569,950,000
Total U.S. Government Sponsored Agency Obligations — 12.6%
(Cost: $23,978,662,084) ............................ 23,978,662,084
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
0.97%,  11/04/25 ................... 656,628 656,399,678
1.93%, 11/06/25 ................... 121,891 121,822,252
2.92%, 11/12/25 ................... 2,379,631 2,376,593,636
3.28%, 11/18/25 ................... 439,835 438,957,222
3.36%, 11/20/25 ................... 2,231,455 2,226,577,248
3.47%, 11/25/25 ................... 2,141,589 2,135,557,480
3.51%, 11/28/25 ................... 3,197,461 3,187,511,769
3.57%, 12/02/25 ................... 1,771,567 1,765,155,594
3.60%, 12/04/25 ................... 429,417 427,783,027
3.62%, 12/09/25 ................... 3,656,410 3,640,570,377
3.66%, 12/11/25 ................... 74,678 74,334,454
3.67%, 12/16/25 ................... 1,823,852 1,814,618,749
3.70%, 12/18/25 ................... 1,844,700 1,834,693,270
3.73%, 12/23/25 ................... 1,977,381 1,965,814,092
3.77%, 12/26/25 ................... 3,784,370 3,760,748,752
3.73%, 12/30/25 ................... 1,976,382 1,963,361,806
3.73%, 01/02/26 ................... 1,715,120 1,702,979,809
3.69%, 01/08/26 ................... 1,645,783 1,632,897,432
3.70%, 01/15/26 ................... 338,000 335,098,129
3.70%, 01/22/26 ................... 167,600 166,029,076
3.69%, 01/29/26 ................... 349,000 345,445,241
3.72%, 02/03/26 ................... 2,966,487 2,937,169,039
3.72%, 02/05/26 ................... 3,054,829 3,022,407,083
3.73%, 02/10/26 ................... 2,163,116 2,140,207,954
3.72%, 02/12/26 ................... 2,778,076 2,746,520,908
3.76%, 02/24/26 ................... 1,062,365 1,049,689,658
3.74%, 02/26/26 ................... 1,382,067 1,364,493,995
3.75%, 03/05/26 ................... 249,838 246,506,438
3.76%, 03/12/26 ................... 1,291,500 1,273,970,401
3.74%, 03/19/26 ................... 1,858,646 1,832,177,330
3.75%, 04/02/26 ................... 722,961 711,628,557
3.75%, 04/09/26 ................... 1,097,622 1,079,700,807
3.75%, 04/16/26 ................... 2,629,507 2,584,384,446
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.76%, 04/23/26 ................... USD 1,858,855 $ 1,826,160,845
3.76%, 04/30/26 ................... 3,376,257 3,314,809,130
3.68%, 05/14/26 ................... 602,501 589,712,623
3.68%, 06/11/26 ................... 1,305,577 1,273,856,492
3.70%, 08/06/26 ................... 167,743 162,875,598
3.68%, 09/03/26 ................... 3,159,845 3,061,542,213
3.69%, 10/01/26 ................... 200,000 193,431,334
U.S. Treasury Notes
0.38%,  11/30/25 ................... 84,100 83,832,532
0.38%, 12/31/25 ................... 404,340 401,816,949
4.25%, 12/31/25 ................... 593,710 593,721,350
0.38%, 01/31/26 ................... 210,945 208,961,405
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
4.01%, 01/31/26
(b)
................ 2,000,590 2,000,709,564
0.50%, 02/28/26 ................... 366,570 362,321,442
4.63%, 02/28/26 ................... 136,400 136,617,457
4.50%, 03/31/26 ................... 300,000 300,540,084
2.38%, 04/30/26 ................... 100,380 99,550,075
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
3.92%, 04/30/26
(b)
................ 3,290,896 3,290,931,840
1.63%, 05/15/26 ................... 265,915 262,582,292
0.88%, 06/30/26 ................... 1,376,195 1,347,191,865
1.88%, 06/30/26 ................... 183,200 180,517,785
4.63%, 06/30/26 ................... 822,855 825,345,257
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.18%),
3.95%, 07/31/26
(b)
................ 1,501,205 1,500,594,819
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
3.97%, 10/31/26
(b)
................ 2,938,455 2,938,503,500
4.13%, 10/31/26 ................... 83,624 83,945,329
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.86%, 01/31/27
(b)
................ 3,115,550 3,115,673,597
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.93%, 04/30/27
(b)
................ 202,000 202,053,800
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.92%, 07/31/27
(b)
................ 2,114,816 2,113,886,326
Total U.S. Treasury Obligations — 44.3%
(Cost: $84,033,491,212) ............................ 84,033,491,212
Total Repurchase Agreements — 38.6%
(Cost: $73,367,500,000) ............................ 73,367,500,000
Total Investments — 95.5%
(Cost: $181,379,653,296 ) ........................... 181,379,653,296
Other Assets Less Liabilities — 4.5% .................... 8,473,070,260
Net Assets — 100.0% ...............................
$ 189,852,723,556
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
When-issued security.

Schedule of Investments
(continued)
October 31, 2025
FedFund
Schedules of Investments

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4.12%
(a)
04/23/25 11/14/25 $ 1,000,000 $ 1,000,000,000 $ 1,023,461,111
U.S. Government
Sponsored Agency
Obligations, 0.00% to
16.76%, due 02/20/35
to 02/20/75 ....... $ 33,773,599,599 $ 1,050,000,000
4.14
(b)
10/31/25 11/03/25 100,000 100,000,000 100,034,500
U.S. Treasury
Obligations, 0.00% to
4.63%, due 01/15/26 to
01/15/31 ......... 97,552,309 101,394,001
4.14 10/31/25 11/03/25 5,000 5,000,000 5,001,725
U.S. Treasury
Obligations, 0.00% to
1.63%, due 10/15/29 to
05/15/39 ......... 4,873,716 5,100,000
4.14 10/31/25 11/03/25 2,500 2,500,000 2,500,862
U.S. Treasury
Obligations, 0.00% to
0.63%, due 11/15/29 to
11/15/45 ......... 2,965,663 2,550,000
4.16 10/31/25 11/03/25 73,000 73,000,000 73,025,307
U.S. Government
Sponsored Agency
Obligations, 0.00% to
3.58%, due 05/15/32 to
11/20/62 ......... 4,450,461,930 76,650,000
– –
$ 1,180,500,000 $ 1,235,694,001
– –
Bank of Montreal .... 4.14 10/31/25 11/03/25 124,000 124,000,000 124,042,780
U.S. Treasury
Obligations, 0.00% to
4.38%, due 12/23/25 to
02/15/43 ......... 136,239,300 126,480,048
4.15 10/31/25 11/03/25 325,000 325,000,000 325,112,396
U.S. Government
Sponsored Agency
Obligations, 3.00% to
5.50%, due 10/01/51 to
04/01/55 ......... 371,397,346 334,750,000
– –
$ 449,000,000 $ 461,230,048
– –
Bank of Nova Scotia
(The) .......... 4.14 10/31/25 11/03/25 2,000 2,000,000 2,000,690
U.S. Treasury
Obligations, 1.25% to
3.88%, due 03/31/27 to
02/15/33 ......... 2,027,800 2,040,749
– –
Barclays Bank plc ... 3.95
(a)
10/31/25 11/10/25 1,450,000 1,450,000,000 1,451,590,972
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.50%, due 01/25/30 to
05/15/67 ......... 21,020,050,801 1,494,030,809
4.15 10/31/25 11/03/25 12,000 12,000,000 12,004,150
U.S. Treasury
Obligations, 0.00% to
6.00%, due 01/13/26 to
02/15/55 ......... 12,247,900 12,240,087
4.15 10/31/25 11/03/25 25,000 25,000,000 25,008,646
U.S. Treasury
Obligations, 0.00% to
4.50%, due 11/20/25 to
11/15/33 ......... 27,534,700 25,500,003
– –
$ 1,487,000,000 $ 1,531,770,899
– –
Barclays Capital, Inc. . 4.02
(a)
10/31/25 12/08/25 799,000 799,000,000 802,390,423
U.S. Government
Sponsored Agency
Obligations, 0.00% to
9.39%, due 01/25/26 to
01/16/67 ......... 16,587,576,384 863,001,339
– –

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
FedFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
BMO Capital Markets
Corp. .......... 3.98%
(a)
10/31/25 11/10/25 $ 400,000 $ 400,000,000 $ 400,442,222
U.S. Government
Sponsored Agency
Obligations, 3.00% to
6.50%, due 07/20/51 to
09/20/55 ......... $ 514,019,855 $ 408,000,000
4.15 10/31/25 11/03/25 150,000 150,000,000 150,051,875
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
3.93% to 4.50%, due
04/30/27 to 09/20/55 152,581,426 153,000,057
– –
$ 550,000,000 $ 561,000,057
– –
BNP Paribas SA .... 3.94
(a)
10/31/25 11/10/25 400,000 400,000,000 400,437,778
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.50%, due
02/15/26 to 11/20/74 . 5,945,033,891 414,861,884
4.14 10/31/25 11/03/25 97,000 97,000,000 97,033,465
U.S. Treasury
Obligations, 0.00% to
4.63%, due 12/31/25 to
02/15/54 ......... 105,000,393 98,940,000
4.15 10/31/25 11/03/25 331,000 331,000,000 331,114,471
U.S. Government
Sponsored Agency
Obligations, 0.00% to
23.62%, due 02/25/26
to 09/20/73 ....... 4,354,099,359 345,883,663
4.23
(a)
10/31/25 12/08/25 300,000 300,000,000 301,339,500
U.S. Government
Sponsored Agency
Obligations, 0.00% to
31.04%, due 07/25/26
to 09/20/74 ....... 7,179,404,356 312,920,454
4.36
(a)
05/01/25 11/06/25 1,800,000 1,800,000,000 1,841,202,000
U.S. Treasury
Obligations, 0.00% to
6.75%, due 11/30/25 to
08/15/55 ......... 2,144,916,184 1,836,000,000
– –
$ 2,928,000,000 $ 3,008,606,001
– –
Citibank NA ........ 4.15 10/31/25 11/03/25 150,000 150,000,000 150,051,875
U.S. Treasury
Obligations, 0.38% to
5.38%, due 11/15/25 to
02/15/54 ......... 151,662,100 153,000,001
– –
Citigroup Global Markets,
Inc. ........... 3.95
(a)
10/31/25 11/03/25 500,000 500,000,000 500,164,583
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.00%, due 05/16/41 to
10/20/75 ......... 10,420,449,501 545,720,466
4.15
(b)
10/31/25 11/03/25 239,000 239,000,000 239,082,654
U.S. Treasury
Obligation, 0.13%, due
04/15/26 ......... 198,723,873 243,780,019
4.15 10/31/25 11/03/25 32,000 32,000,000 32,011,067
U.S. Treasury
Obligation, 2.75%, due
11/15/42 ......... 41,111,500 32,640,067
4.16 10/31/25 11/03/25 245,000 245,000,000 245,084,933
U.S. Government
Sponsored Agency
Obligations, 2.50% to
7.50%, due 07/20/46 to
10/20/55 ......... 243,939,507 249,900,000
– –
$ 1,016,000,000 $ 1,072,040,552
– –

Schedule of Investments
(continued)
October 31, 2025
FedFund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Credit Agricole Corporate
& Investment Bank SA 4.14%
(b)
10/31/25 11/03/25 $ 250,000 $ 250,000,000 $ 250,086,250
U.S. Treasury
Obligations, 0.13% to
4.38%, due 01/15/26 to
02/15/51 ......... $ 261,602,673 $ 255,000,008
4.14 10/31/25 11/03/25 140,000 140,000,000 140,048,300
U.S. Treasury
Obligations, 0.13% to
0.75%, due 10/15/26 to
07/15/29 ......... 151,839,100 142,800,037
4.15 10/31/25 11/03/25 300,000 300,000,000 300,103,750
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.88% to 6.50%, due
06/30/26 to 09/20/55 307,136,728 306,016,009
– –
$ 690,000,000 $ 703,816,054
– –
Deutsche Bank AG ... 4.15 10/31/25 11/03/25 28,000 28,000,000 28,009,683
U.S. Treasury
Obligations, 4.25% to
4.63%, due 04/30/31 to
08/15/35 ......... 27,499,400 28,560,067
4.16 10/31/25 11/03/25 200,000 200,000,000 200,069,333
U.S. Government
Sponsored Agency
Obligations, 2.00% to
6.50%, due 12/01/36 to
10/01/55 ......... 227,435,945 206,705,240
– –
$ 228,000,000 $ 235,265,307
– –
Fixed Income Clearing
Corporation - BNP . 4.05 10/31/25 11/03/25 4,500,000 4,500,000,000 4,501,518,750
U.S. Treasury
Obligations, 0.50% to
5.38%, due 01/31/26 to
08/15/55 ......... 4,585,560,200 4,590,000,031
4.14 10/31/25 11/03/25 250,000 250,000,000 250,086,250
U.S. Treasury
Obligations, 0.00% to
4.75%, due 02/24/26 to
08/15/55 ......... 259,714,800 255,000,025
– –
$ 4,750,000,000 $ 4,845,000,056
– –
Fixed Income Clearing
Corporation - BNY . 4.15 10/31/25 11/03/25 3,000,000 3,000,000,000 3,001,037,500
U.S. Treasury
Obligations, 4.13% to
4.38%, due 07/15/27 to
11/30/29 ......... 2,977,927,500 3,060,000,058
4.16 10/31/25 11/03/25 3,750,000 3,750,000,000 3,751,300,000
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.00%, due 06/01/28 to
06/01/64 ......... 6,023,610,301 3,862,500,000
– –
$ 6,750,000,000 $ 6,922,500,058
– –
Fixed Income Clearing
Corporation - BOFA 4.04 10/29/25 11/25/25 1,000,000 1,000,000,000 1,003,030,000
U.S. Treasury
Obligations, 0.00% to
6.50%, due 01/08/26 to
02/15/51 ......... 1,076,267,500 1,020,000,097
4.05 10/31/25 11/03/25 1,750,000 1,750,000,000 1,750,590,625
U.S. Treasury
Obligations, 0.00% to
6.75%, due 11/13/25 to
08/15/55 ......... 1,969,785,800 1,785,000,028
4.05 10/28/25 11/17/25 1,275,000 1,275,000,000 1,277,868,750
U.S. Treasury
Obligations, 0.00% to
5.00%, due 02/24/26 to
08/15/55 ......... 1,367,802,900 1,300,500,037
4.07 10/29/25 11/05/25 400,000 400,000,000 400,316,556
U.S. Treasury
Obligations, 1.25% to
4.38%, due 10/31/27 to
11/15/47 ......... 427,680,700 408,000,003

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
FedFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4.11% 10/29/25 11/03/25 $ 410,000 $ 410,000,000 $ 410,234,042
U.S. Treasury
Obligations, 0.00% to
4.75%, due 02/24/26 to
05/15/52 ......... $ 402,536,300 $ 418,200,028
4.14 10/31/25 11/07/25 1,550,000 1,550,000,000 1,551,247,750
U.S. Treasury
Obligations, 0.00% to
4.75%, due 12/04/25 to
11/15/53 ......... 1,827,863,400 1,581,000,003
4.30 08/12/25 11/17/25 250,000 250,000,000 252,896,528
U.S. Treasury
Obligations, 0.00% to
4.75%, due 12/30/25 to
08/15/54 ......... 301,129,700 255,000,019
– –
$ 6,635,000,000 $ 6,767,700,215
– –
Fixed Income Clearing
Corporation - CITI . 4.16 10/31/25 11/03/25 500,000 500,000,000 500,173,333
U.S. Treasury
Obligations, 1.25% to
4.50%, due 01/15/27 to
11/15/54 ......... 524,624,300 510,000,008
– –
Fixed Income Clearing
Corporation - GS .. 4.07 10/31/25 11/06/25 1,550,000 1,550,000,000 1,551,051,417
U.S. Treasury
Obligations, 3.88% to
4.38%, due 12/31/27 to
02/28/30 ......... 1,549,705,300 1,581,000,045
4.15 10/31/25 11/03/25 9,950,000 9,950,000,000 9,953,441,042
U.S. Treasury
Obligations, 0.75% to
4.75%, due 04/30/26 to
11/15/53 ......... 11,034,159,200 10,149,000,020
4.15 10/31/25 11/03/25 650,000 650,000,000 650,224,792
U.S. Treasury
Obligations, 0.75% to
6.25%, due 01/31/26 to
05/15/30 ......... 665,813,300 663,000,081
4.16 10/31/25 11/03/25 2,000,000 2,000,000,000 2,000,693,333
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
1.50% to 6.50%, due
01/31/29 to 01/01/59 3,675,086,177 2,057,717,972
– –
$ 14,150,000,000 $ 14,450,718,118
– –
Fixed Income Clearing
Corporation - HSBC 4.05 10/31/25 11/03/25 5,250,000 5,250,000,000 5,251,771,875
U.S. Treasury
Obligations, 0.00% to
6.50%, due 11/12/25 to
05/15/35 ......... 5,297,941,400 5,355,000,084
– –
Fixed Income Clearing
Corporation - JPM . 4.14 10/31/25 11/03/25 4,000,000 4,000,000,000 4,001,380,000
U.S. Treasury
Obligation, 3.50%, due
10/15/28 ......... 4,085,370,400 4,080,000,023
– –
Fixed Income Clearing
Corporation - NOMU 4.15 10/31/25 11/03/25 500,000 500,000,000 500,172,917
U.S. Treasury
Obligations, 1.00% to
4.50%, due 02/15/27 to
08/31/29 ......... 531,118,200 510,000,005
– –
Fixed Income Clearing
Corporation - SSB . 4.15 10/31/25 11/03/25 1,500,000 1,500,000,000 1,500,518,750
U.S. Treasury
Obligations, 0.00% to
4.88%, due 01/27/26 to
08/15/55 ......... 1,549,014,800 1,532,686,684
4.16 10/31/25 11/03/25 2,500,000 2,500,000,000 2,500,866,667
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.50%, due
12/02/25 to 01/01/57 4,913,365,331 2,584,853,533
– –
$ 4,000,000,000 $ 4,117,540,217
– –

Schedule of Investments
(continued)
October 31, 2025
FedFund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Fixed Income Clearing
Corporation - WF .. 4.05% 10/29/25 11/05/25 $ 650,000 $ 650,000,000 $ 650,511,875
U.S. Treasury
Obligations, 2.88% to
4.50%, due 05/15/52 to
11/15/54 ......... $ 726,287,300 $ 663,000,036
4.15 10/31/25 11/03/25 1,000,000 1,000,000,000 1,000,345,833
U.S. Treasury
Obligations, 3.75% to
4.50%, due 03/31/26 to
05/15/35 ......... 993,562,800 1,020,000,033
– –
$ 1,650,000,000 $ 1,683,000,069
– –
Goldman Sachs & Co.
LLC ........... 3.93
(a)
10/31/25 12/08/25 1,114,500 1,114,500,000 1,119,123,317
U.S. Government
Sponsored Agency
Obligations, 2.00% to
6.50%, due 07/16/31 to
08/15/59 ......... 2,017,578,788 1,136,790,001
4.15 10/31/25 11/03/25 1,500 1,500,000 1,500,519
U.S. Treasury
Obligation, 0.00%, due
11/15/53 ......... 5,677,900 1,530,001
4.16 10/31/25 11/03/25 2,000 2,000,000 2,000,693
U.S. Government
Sponsored Agency
Obligations, 2.50% to
6.50%, due 05/20/27 to
03/20/52 ......... 71,410,158 2,040,000
– –
$ 1,118,000,000 $ 1,140,360,002
– –
HSBC Securities USA,
Inc. ........... 4.15 10/31/25 11/03/25 750,000 750,000,000 750,259,375
U.S. Treasury
Obligations, 0.00% to
4.75%, due 01/06/26 to
05/15/55 ......... 868,176,400 765,000,014
4.16
(c)
10/31/25 11/03/25 286,000 286,000,000 286,099,147
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.50%, due 06/10/26 to
10/01/55 ......... 337,247,553 294,238,210
4.16 10/31/25 11/03/25 40,000 40,000,000 40,013,867
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.00%, due 04/01/33 to
10/01/55 ......... 103,552,351 41,174,986
4.17
(a)
10/31/25 11/10/25 350,000 350,000,000 350,405,417
U.S. Government
Sponsored Agency
Obligations, 0.00% to
8.00%, due 09/15/26 to
05/20/65 ......... 465,645,309 359,014,093
– –
$ 1,426,000,000 $ 1,459,427,303
– –
JP Morgan Securities
LLC ........... 4.06
(a)
10/31/25 11/10/25 3,000,000 3,000,000,000 3,003,383,333
U.S. Treasury
Obligations, 0.00% to
4.13%, due 02/15/27 to
07/15/28 ......... 3,064,838,594 3,060,000,001
4.07
(a)
10/31/25 11/10/25 1,845,000 1,845,000,000 1,847,085,875
U.S. Government
Sponsored Agency
Obligations, 2.00% to
2.50%, due 12/20/51 to
03/20/52 ......... 3,027,399,885 1,881,900,001
4.14 10/31/25 11/03/25 53,000 53,000,000 53,018,285
U.S. Treasury
Obligations, 0.00% to
4.25%, due 02/15/28 to
11/15/46 ......... 49,654,200 54,060,005
4.14 10/31/25 11/03/25 50,000 50,000,000 50,017,250
U.S. Treasury
Obligations, 0.00% to
2.88%, due 05/15/27 to
11/15/46 ......... 52,300,724 51,000,001

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
FedFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4.15% 10/31/25 11/03/25 $ 2,000 $ 2,000,000 $ 2,000,692
U.S. Government
Sponsored Agency
Obligations, 3.00% to
6.50%, due 01/20/47 to
07/15/60 ......... $ 5,277,589 $ 2,040,001
4.19
(a)
10/31/25 02/02/26 1,696,000 1,696,000,000 1,714,555,182
U.S. Government
Sponsored Agency
Obligations, 0.00% to
10.56%, due 06/25/26
to 05/16/67 ....... 15,820,845,454 1,780,800,001
– –
$ 6,646,000,000 $ 6,829,800,010
– –
Mizuho Securities USA
LLC ........... 4.02 10/30/25 11/06/25 400,000 400,000,000 400,312,667
U.S. Treasury
Obligations, 1.25% to
4.13%, due 08/15/26 to
05/15/33 ......... 405,669,000 408,000,077
4.16 10/31/25 11/03/25 550,000 550,000,000 550,190,667
U.S. Treasury
Obligations, 1.13% to
4.63%, due 03/31/28 to
02/15/50 ......... 637,097,800 561,000,018
4.17 10/31/25 11/03/25 516,000 516,000,000 516,179,310
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.00%, due 01/01/26 to
09/16/67 ......... 9,240,847,411 540,917,564
4.18
(a)
10/31/25 12/08/25 2,100,000 2,100,000,000 2,109,265,667
U.S. Government
Sponsored Agency
Obligations, 0.00% to
13.42%, due 02/25/26
to 08/25/61 ....... 20,815,323,630 2,207,809,172
– –
$ 3,566,000,000 $ 3,717,726,831
– –
MUFG Securities
Americas, Inc. .... 4.15 10/31/25 11/03/25 619,000 619,000,000 619,214,071
U.S. Treasury
Obligations, 0.00% to
4.88%, due 12/11/25 to
11/15/53 ......... 694,504,600 631,380,016
4.16 10/31/25 11/03/25 371,000 371,000,000 371,128,613
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.50%, due 12/20/28 to
01/20/73 ......... 3,570,397,648 384,843,142
– –
$ 990,000,000 $ 1,016,223,158
– –
Natixis SA ......... 4.17 10/31/25 11/03/25 182,000 182,000,000 182,063,245
U.S. Treasury
Obligations, 0.00% to
4.88%, due 07/31/26 to
08/15/54 ......... 186,273,700 185,640,036
4.18 10/31/25 11/03/25 800,000 800,000,000 800,278,667
U.S. Treasury
Obligations, 0.00% to
4.88%, due 12/11/25 to
08/15/54 ......... 840,235,600 816,000,001
– –
$ 982,000,000 $ 1,001,640,037
– –
Nomura Securities
International, Inc. .. 4.15 10/31/25 11/03/25 45,000 45,000,000 45,015,562
U.S. Treasury
Obligations, 0.13% to
4.63%, due 03/15/26 to
01/15/32 ......... 45,073,100 45,944,350
4.16 10/31/25 11/03/25 185,000 185,000,000 185,064,133
U.S. Government
Sponsored Agency
Obligations, 2.00% to
6.00%, due 02/20/51 to
10/20/55 ......... 214,412,126 188,700,001
– –
$ 230,000,000 $ 234,644,351
– –

Schedule of Investments
(continued)
October 31, 2025
FedFund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Societe Generale SA . 4.14% 10/31/25 11/03/25 $ 158,000 $ 158,000,000 $ 158,054,510
U.S. Treasury
Obligation, 4.63%, due
05/15/44 ......... $ 157,494,600 $ 161,160,099
– –
TD Securities USA LLC 4.15 10/31/25 11/03/25 2,000 2,000,000 2,000,692
U.S. Treasury
Obligations, 0.00%, due
08/15/26 to 11/15/44 . 4,550,952 2,040,000
4.16 10/31/25 11/03/25 2,000 2,000,000 2,000,693
U.S. Government
Sponsored Agency
Obligations, 4.43% to
4.53%, due 03/01/35 to
04/01/53 ......... 2,289,783 2,060,001
– –
$ 4,000,000 $ 4,100,001
– –
Wells Fargo Securities
LLC ........... 4.15
(b)
10/31/25 11/03/25 550,000 550,000,000 550,190,208
U.S. Treasury
Obligations, 3.00% to
5.00%, due 02/15/39 to
11/15/54 ......... 580,180,277 561,000,019
4.15 10/31/25 11/03/25 25,000 25,000,000 25,008,646
U.S. Treasury
Obligation, 4.00%, due
11/15/42 ......... 26,814,800 25,500,059
4.16 10/31/25 11/03/25 8,000 8,000,000 8,002,773
U.S. Government
Sponsored Agency
Obligation, 6.50%, due
06/20/55 ......... 8,022,851 8,160,001
– –
$ 583,000,000 $ 594,660,079
– –
$ 73,367,500,000 $ 75,228,665,732
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Traded in a joint account.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 73,367,500,000 $ — $ 73,367,500,000
U.S. Government Sponsored Agency Obligations ................... — 23,978,662,084 — 23,978,662,084
U.S. Treasury Obligations ................................... — 84,033,491,212 — 84,033,491,212
$ — $ 181,379,653,296 $ — $ 181,379,653,296

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
TempCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 2.6%
Bank of America NA
4.42%, 11/05/25 ................... USD 63,000 $ 63,003,314
4.50%, 01/02/26 ................... 42,000 42,031,114
4.50%, 01/22/26 ................... 35,000 35,035,028
(1-day SOFR + 0.29%), 4.33%, 03/20/26
(a)
.. 54,000 54,024,732
(1-day SOFR + 0.42%), 4.46%, 05/01/26
(a)
.. 46,000 46,048,447
3.99%, 06/12/26 ................... 60,000 60,014,994
3.94%,  07/02/26 ................... 139,500 139,502,218
Citibank NA
4.48%, 01/21/26 ................... 32,000 32,027,702
4.48%, 02/25/26 ................... 31,000 31,033,505
(1-day SOFR at 0.00% Floor + 0.39%),
4.66%, 03/27/26
(a)
................ 45,600 45,634,510
State Street Bank & Trust Co., (1-day SOFR +
0.32%), 4.59%, 11/12/25
(a)
............. 40,000 40,003,052
Wells Fargo Bank NA, (1-day SOFR + 0.31%),
4.35%, 05/28/26
(a)
.................. 75,200 75,231,321
663,589,937
Yankee — 17.4%
(b)
Banco Santander SA, New York
4.28%, 02/09/26 ................... 73,000 73,048,523
4.27%, 02/11/26 ................... 86,000 86,056,339
4.00%, 04/07/26 ................... 50,000 49,990,975
Bank of Montreal, Chicago
4.56%, 11/10/25 ................... 55,000 55,005,989
4.50%, 01/23/26 ................... 57,050 57,095,771
(1-day SOFR + 0.29%), 4.33%, 02/20/26
(a)
.. 67,500 67,524,037
(1-day SOFR + 0.47%), 4.51%, 05/20/26
(a)
.. 35,000 35,043,595
(1-day SOFR + 0.30%), 4.34%, 07/09/26
(a)
.. 63,000 63,007,895
Bank of Nova Scotia (The), Houston, (1-
day SOFR at 0.00% Floor + 0.31%),
4.35%, 02/05/26
(a)
.................. 54,000 54,022,869
Barclays Bank plc, New York
4.47%, 11/14/25 ................... 40,000 40,005,256
(1-day SOFR + 0.22%), 4.49%, 04/10/26
(a)
.. 60,000 59,996,280
(1-day SOFR + 0.25%), 4.52%, 04/22/26
(a)
.. 65,000 65,000,019
BNP Paribas SA, New York
4.40%, 11/06/25 ................... 75,000 75,004,477
4.46%, 11/21/25 ................... 110,000 110,027,434
(1-day SOFR + 0.25%), 4.29%, 02/10/26
(a)
.. 44,000 44,014,604
Canadian Imperial Bank of Commerce, New York
4.49%, 01/23/26 ................... 62,500 62,549,944
4.40%, 02/09/26 ................... 58,500 58,550,427
(1-day SOFR at 0.00% Floor + 0.46%),
4.50%, 05/15/26
(a)
................ 40,300 40,357,552
(1-day SOFR at 0.00% Floor + 0.47%),
4.51%, 05/21/26
(a)
................ 34,600 34,652,828
(1-day SOFR at 0.00% Floor + 0.37%),
4.41%, 07/14/26
(a)
................ 43,000 43,038,080
(1-day SOFR at 0.00% Floor + 0.40%),
4.44%, 08/03/26
(a)
................ 35,000 35,033,418
4.16%, 08/12/26 ................... 60,000 60,079,908
(1-day SOFR at 0.00% Floor + 0.40%),
4.44%, 11/09/26
(a)
................ 100,000 100,027,798
Commonwealth Bank of Australia, New York,
(1-day SOFR + 0.30%), 4.34%, 10/13/26
(a)
.. 100,000 99,986,210
Cooperatieve Rabobank UA, New York
4.43%, 02/10/26 ................... 113,500 113,581,766
(1-day SOFR + 0.22%), 4.26%, 03/06/26
(a)
.. 53,500 53,517,981
(1-day SOFR + 0.26%), 4.30%, 04/08/26
(a)
.. 30,000 30,013,842
Credit Agricole Corporate & Investment Bank SA,
New York
4.41%, 11/07/25 ................... 62,500 62,504,675
Security
Par (000)
Par (000) Value
Yankee (continued)
4.45%, 11/21/25 ................... USD 101,500 $ 101,528,399
4.42%, 02/17/26 ................... 46,000 46,049,096
Mitsubishi UFJ Trust & Banking Corp., New York,
4.45%, 12/03/25 ................... 89,400 89,436,287
Mizuho Bank Ltd., New York
(1-day SOFR + 0.30%), 4.57%, 11/12/25
(a)
.. 55,500 55,505,361
4.45%, 01/09/26 ................... 50,000 50,036,015
4.40%, 01/22/26 ................... 115,200 115,283,324
4.31%, 02/17/26 ................... 60,000 60,042,408
MUFG Bank Ltd., New York
(1-day SOFR + 0.24%), 4.51%, 01/13/26
(a)
.. 34,000 34,008,116
4.02%, 04/15/26 ................... 109,030 109,019,806
Natixis SA, New York, 4.43%, 11/05/25 ...... 45,100 45,102,598
Nordea Bank Abp , New York
4.43%, 11/24/25 ................... 34,000 34,007,483
4.43%, 11/26/25 ................... 52,500 52,512,264
(1-day SOFR + 0.25%), 4.29%, 03/17/26
(a)
.. 53,000 53,018,969
3.97%, 03/27/26 ................... 44,500 44,493,939
(1-day SOFR + 0.26%), 4.30%, 04/14/26
(a)
.. 75,000 75,025,890
Oversea-Chinese Banking Corp. Ltd., New York,
(1-day SOFR + 0.25%), 4.52%, 07/09/26
(a)
.. 100,000 99,993,330
Royal Bank of Canada, New York
4.44%, 12/12/25 ................... 72,000 72,025,898
4.21%, 03/12/26 ................... 64,000 64,035,245
4.35%, 04/16/26 ................... 62,250 62,350,577
4.10%, 08/14/26 ................... 20,750 20,777,544
(1-day SOFR at 0.00% Floor + 0.32%),
4.36%, 10/07/26
(a)
................ 49,000 49,000,789
Standard Chartered Bank, New York
4.67%,  02/12/26 ................... 48,000 48,064,387
(1-day SOFR + 0.43%), 4.47%, 10/15/26
(a)
.. 50,000 50,003,597
Sumitomo Mitsui Banking Corp., New York
(1-day SOFR + 0.26%), 4.30%, 12/11/25
(a)
.. 112,500 112,518,416
4.45%, 03/06/26 ................... 40,950 40,992,023
(1-day SOFR + 0.23%), 4.27%, 04/15/26
(a)
.. 65,000 64,995,275
Sumitomo Mitsui Trust Bank Ltd., New York
(1-day SOFR + 0.24%), 4.28%, 01/13/26
(a)
.. 60,500 60,516,311
(1-day SOFR + 0.23%), 4.27%, 01/14/26
(a)
.. 133,500 133,533,522
4.18%, 03/05/26 ................... 25,000 25,011,850
Svenska Handelsbanken AB, New York
4.43%, 11/07/25 ................... 103,800 103,806,249
(1-day SOFR at 0.00% Floor + 0.31%),
4.58%, 01/13/26
(a)
................ 30,000 30,013,266
(1-day SOFR at 0.00% Floor + 0.26%),
4.53%, 02/20/26
(a)
................ 60,000 60,023,256
(1-day SOFR + 0.40%), 4.67%, 04/22/26
(a)
.. 30,000 30,029,243
(1-day SOFR + 0.38%), 4.65%, 04/30/26
(a)
.. 35,700 35,731,205
(1-day SOFR at 0.00% Floor + 0.30%),
4.57%, 10/15/26
(a)
................ 91,000 90,982,965
Swedbank AB, New York, (1-day SOFR +
0.27%), 4.54%, 04/13/26
(a)
............ 40,000 40,017,540
Toronto-Dominion Bank (The), New York
4.52%, 02/04/26 ................... 55,500 55,554,246
4.50%, 02/20/26 ................... 35,000 35,040,393
(1-day SOFR + 0.45%), 4.72%, 04/28/26
(a)
.. 40,000 40,046,640
(1-day SOFR + 0.45%), 4.72%, 05/04/26
(a)
.. 35,000 35,037,484
(1-day SOFR + 0.40%), 4.67%, 07/27/26
(a)
.. 40,000 40,036,038
(1-day SOFR + 0.32%), 4.59%, 10/07/26
(a)
.. 52,000 51,995,554
Westpac Banking Corp., New York
4.36%, 03/04/26 ................... 93,500 93,565,113

Schedule of Investments
(continued)
October 31, 2025
TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Yankee (continued)
(1-day SOFR at 0.00% Floor + 0.22%),
4.26%, 03/12/26
(a)
................ USD 57,000 $ 57,015,704
4,396,522,107
Total Certificates of Deposit — 20.0%
(Cost: $5,057,921,978) ............................ 5,060,112,044
Commercial Paper
Albion Capital Corp. SA, 4.07%, 01/20/26
(c)(d)
.. 40,000 39,642,072
ANZ New Zealand International Ltd., 4.04%,
02/23/26
(c)(d)
...................... 56,000 55,295,772
Aquitaine Funding Co. LLC, 4.07%, 11/04/25
(c)(d)
69,000 68,969,267
Atlantic Asset Securitization LLC
(c)(d)
4.02%, 12/02/25 ................... 76,500 76,231,309
4.04%, 01/22/26 ................... 58,000 57,471,487
Australia & New Zealand Banking Group Ltd.
(d)
(1-day SOFR + 0.26%), 4.30%, 11/17/25
(a)
.. 50,000 50,003,645
3.98%, 11/25/25
(c)
.................. 45,000 44,877,811
(1-day SOFR + 0.23%), 4.27%, 02/13/26
(a)
.. 92,000 92,013,506
4.03%, 02/23/26
(c)
.................. 64,500 63,691,628
3.98%, 05/11/26
(c)
.................. 80,000 78,356,480
3.95%, 07/02/26
(c)
.................. 84,000 81,827,424
3.94%, 07/16/26
(c)
.................. 53,000 51,555,872
(1-day SOFR + 0.30%), 4.34%, 09/24/26
(a)
.. 65,500 65,498,952
Bank of New York Mellon (The)
(a)
(1-day SOFR + 0.25%), 4.52%, 03/26/26 ... 67,000 67,016,214
(1-day SOFR + 0.26%), 4.53%, 04/07/26 ... 15,500 15,504,577
Bank of Nova Scotia (The) (1-day SOFR +
0.23%), 4.27%, 03/06/26
(a) (d)
........... 75,100 75,121,441
Barclays Bank plc, 4.12%, 12/09/25
(c)(d)
...... 92,000 91,596,828
Bedford Row Funding Corp.
(c)(d)
4.02%, 11/03/25 ................... 40,000 39,986,796
4.03%, 11/04/25 ................... 245,000 244,891,955
Britannia Funding Co. LLC
(c)(d)
4.05%, 11/04/25 ................... 51,300 51,277,264
4.10%, 02/26/26 ................... 50,170 49,513,862
CDP Financial, Inc.
(c)(d)
4.03%, 11/26/25 ................... 75,000 74,785,395
4.04%, 12/02/25 ................... 61,000 60,784,591
Chesham Finance Ltd.
(c)(d)
4.03%, 11/03/25 ................... 298,000 297,898,084
4.03%, 11/03/25 ................... 54,400 54,381,972
4.05%, 11/05/25 ................... 44,000 43,975,624
Citigroup Global Markets, Inc. (1-day SOFR +
0.30%), 4.57%, 03/20/26
(a)(d)
........... 50,000 50,021,960
Columbia Funding Co. LLC
(d)
4.04%, 11/20/25
(c)
.................. 25,000 24,944,838
4.04%, 01/12/26
(c)
.................. 51,600 51,186,699
4.04%, 01/15/26
(c)
.................. 84,500 83,795,363
(1-day SOFR + 0.37%), 4.41%, 02/03/26
(a)
.. 40,000 40,004,572
Concord Minutemen Capital Co. LLC
(d)
4.07%, 12/08/25
(c)
.................. 44,500 44,312,112
(1-day SOFR + 0.30%), 4.34%, 12/19/25
(a)
.. 75,000 75,012,753
4.13%, 02/25/26
(c)
.................. 62,557 61,739,693
Constellation Funding Co. LLC, 4.11%,
02/18/26
(c)(d)
...................... 61,700 60,945,890
Cooperatieve Rabobank UA, 4.11%, 02/18/26
(c)
58,330 57,616,962
Credit Agricole Corporate & Investment Bank,
4.06%, 02/20/26
(c)
.................. 52,900 52,248,447
DBS Bank Ltd., 3.99%, 11/05/25
(c)(d)
........ 77,500 77,457,654
DNB Bank ASA
(c)(d)
3.95%, 11/05/25 ................... 70,800 70,761,697
3.99%, 02/12/26 ................... 58,000 57,348,475
4.03%, 03/18/26 ................... 61,000 60,085,512
4.03%, 04/10/26 ................... 87,500 85,972,075
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
3.99%, 07/07/26 ................... USD 30,000 $ 29,200,758
Endeavour Funding Co. LLC, 4.06%, 01/07/26
(c)(d)
42,750 42,429,422
Export Development Canada, 3.91%, 01/05/26
(c)
(d)
............................. 49,000 48,655,937
Falcon Asset Funding LLC (1-day SOFR +
0.27%), 4.54%, 02/04/26
(a)(d)
........... 54,200 54,210,654
Federation des Caisses Desjardins du Quebec ,
4.08%, 03/05/26
(c)(d)
................. 112,550 111,000,479
ING US Funding LLC
(1-day SOFR + 0.30%), 4.57%, 02/06/26
(a)
.. 40,000 40,015,932
(1-day SOFR + 0.27%), 4.54%, 02/25/26
(a)(d)
. 48,700 48,713,310
(1-day SOFR + 0.30%), 4.57%, 04/02/26
(a)(d)
. 54,000 53,974,668
(1-day SOFR + 0.27%), 4.54%, 06/26/26
(a)(d)
. 50,000 50,004,380
3.98%, 07/28/26
(c)(d)
................. 61,000 59,243,200
Intrepid Funding Co. LLC
(c)(d)
4.08%, 03/02/26 ................... 54,000 53,273,614
4.07%, 04/24/26 ................... 60,000 58,852,290
Ionic Funding LLC, 4.09%, 01/05/26
(c)(d)
...... 55,000 54,596,669
JP Morgan Securities LLC (1-day SOFR +
0.28%), 4.55%, 06/26/26
(a)(d)
........... 69,000 69,007,633
Lloyds Bank plc
(c)
4.05%, 02/17/26 ................... 75,000 74,102,865
4.04%, 04/21/26 ................... 75,500 74,089,336
3.99%, 07/01/26
(d)
.................. 68,500 66,719,397
Longship Funding DAC, 3.99%, 11/03/25
(c)(d)
... 100,000 99,967,180
Mackinac Funding Co. LLC
(c)(d)
4.05%, 01/14/26 ................... 50,000 49,587,500
4.07%, 02/06/26 ................... 51,400 50,844,417
Macquarie Bank Ltd.
(d)
3.98%, 11/13/25
(c)
.................. 60,500 60,414,410
(1-day SOFR + 0.25%), 4.52%, 11/20/25
(a)
.. 50,000 50,004,875
(1-day SOFR + 0.25%), 4.52%, 11/21/25
(a)
.. 53,000 53,005,422
4.07%, 02/26/26
(c)
.................. 49,000 48,364,411
4.07%, 02/27/26
(c)
.................. 56,500 55,760,664
(1-day SOFR + 0.30%), 4.57%, 03/20/26
(a)
.. 50,000 50,018,710
4.08%, 04/24/26
(c)
.................. 23,320 22,872,601
4.09%, 04/29/26
(c)
.................. 75,000 73,518,750
4.09%, 04/30/26
(c)
.................. 30,000 29,404,308
(1-day SOFR + 0.23%), 4.50%, 05/04/26
(a)
.. 60,000 59,996,202
4.07%, 05/20/26
(c)
.................. 65,000 63,571,560
4.01%, 09/24/26
(c)
.................. 60,000 57,893,496
Matchpoint Finance plc, 4.02%, 12/04/25
(c)(d)
... 114,500 114,072,846
MetLife Short Term Funding LLC, 3.94%,
01/02/26
(c)(d)
...................... 55,176 54,803,093
Mizuho Bank Ltd., 4.08%, 01/06/26
(c)(d)
...... 79,440 78,850,102
National Australia Bank Ltd. (1-day SOFR +
0.25%), 4.29%, 03/24/26
(a)(d)
........... 29,000 29,009,738
National Bank of Canada
(d)
4.03%, 01/20/26
(c)
.................. 50,000 49,557,315
4.02%, 05/27/26
(c)
.................. 102,500 100,201,386
(1-day SOFR + 0.38%), 4.42%, 05/29/26
(a)
.. 35,000 35,034,675
Natixis SA, 4.07%, 02/17/26
(c)
............ 112,500 111,147,975
Nordea Bank Abp
(c)(d)
3.99%, 02/20/26 ................... 92,500 91,381,314
3.98%, 04/16/26 ................... 64,500 63,347,334
Old Line Funding LLC, 4.04%, 05/18/26
(c)(d)
... 102,200 99,994,984
Overwatch Alpha Funding LLC, 4.03%,
11/03/25
(c)(d)
...................... 373,500 373,376,371
Overwatch Bravo Funding LLC, 4.03%,
11/03/25
(c)(d)
...................... 56,000 55,981,072
Pricoa Short Term Funding LLC (1-day SOFR +
0.25%), 4.52%, 12/01/25
(a)(d)
........... 41,000 41,004,801
Ranger Funding Co. LLC, 4.08%, 03/12/26
(c)(d)
. 78,325 77,185,998
Royal Bank of Canada
(d)
4.02%, 11/07/25
(c)
.................. 54,500 54,458,035

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
TempCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
(1-day SOFR + 0.34%), 4.38%, 01/02/26
(a)
.. USD 50,600 $ 50,619,734
4.01%, 05/27/26
(c)
.................. 67,050 65,550,246
Sheffield Receivables Co. LLC, 4.06%,
11/10/25
(c)(d)
...................... 93,500 93,396,187
Skandinaviska Enskilda Banken AB
(d)
4.08%, 03/20/26
(c)
.................. 44,500 43,814,411
4.03%, 05/27/26
(c)
.................. 97,000 94,815,278
4.02%, 06/10/26
(c)
.................. 70,500 68,810,411
(1-day SOFR + 0.31%), 4.58%, 09/23/26
(a)
.. 63,800 63,800,434
Sumitomo Mitsui Banking Corp. (1-day SOFR +
0.23%), 4.27%, 04/16/26
(a)(d)
........... 130,000 129,989,990
Sumitomo Mitsui Trust Bank Ltd.
(c)(d)
4.01%, 11/20/25 ................... 72,750 72,590,598
4.06%, 02/19/26 ................... 111,500 110,138,841
Svenska Handelsbanken AB (1-day SOFR +
0.30%), 4.57%, 09/29/26
(a)(d)
........... 113,500 113,482,351
Swedbank AB
(d)
(1-day SOFR + 0.20%), 4.47%, 11/26/25
(a)
.. 67,500 67,505,866
3.98%, 06/10/26
(c)
.................. 62,500 61,019,081
UBS AG (1-day SOFR + 0.45%), 4.70%,
04/14/26
(a)(d)
...................... 40,500 40,518,952
Verto Capital Compartment B, 4.00%, 11/03/25
(c)
(d)
............................. 304,000 303,896,944
Verto Capital I Compartment A (1-day SOFR +
0.15%), 4.19%, 01/14/26
(a)(d)
........... 208,000 208,002,546
Victory Receivables Corp., 4.08%, 02/27/26
(c)(d)
. 75,000 74,015,602
Westpac Banking Corp.
(d)
(1-day SOFR + 0.29%), 4.33%, 01/02/26
(a)
.. 76,500 76,523,210
(1-day SOFR + 0.27%), 4.31%, 02/03/26
(a)
.. 74,250 74,276,136
(1-day SOFR + 0.34%), 4.38%, 04/30/26
(a)
.. 45,000 45,033,799
4.02%, 06/26/26
(c)
.................. 78,015 76,012,644
Total Commercial Paper — 32.2%
(Cost: $8,119,810,136) ............................ 8,122,159,880
Corporate Bonds
Commercial Services & Supplies — 0.2%
Ecmc Group, Inc.
(f)
Series 23-1, 4.15%, 11/07/25 ........... 38,700 38,700,000
4.15%, 11/07/25 ................... 21,100 21,100,000
59 , 800 , 000
Consumer Finance — 0.2%
Toyota Motor Credit Corp., (1-day SOFR +
0.30%), 4.57%, 02/24/26
(a)
............ 47,600 47,604,147
Insurance — 0.1%
New York Life Global Funding, (1-day SOFR +
0.34%), 4.64%, 08/24/26
(a)(d)
........... 23,340 23,341,639
Total Corporate Bonds — 0.5%
(Cost: $130,740,000) .............................. 130,745,786
Municipal Bonds
California — 0.0%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates , Series 2021-
XMT0955, RB , VRDN (JPMorgan Chase Bank
NA LIQ) , 4.30%, 11/07/25
(d)(e)(f)
.......... 6,300 6,300,000
Security
Par (000)
Par (000) Value
Iowa — 0.1%
Iowa Student Loan Liquidity Corp. , Series 2023-
1, RB , VRDN ( Royal Bank of Canada LOC) ,
4.15%, 11/07/25
(f)
.................. USD 9,261 $ 9,261,000
New York — 0.1%
State of New York Mortgage Agency Homeowner
Mortgage , Series 238, RB , VRDN (Barclays
Bank plc LOC) , 4.10%, 11/07/25
(f)
........ 18,000 18,000,000
Other — 0.2%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9043, RB , VRDN
(Mizuho Bank Ltd. LOC) , 3.99%, 11/07/25 .. 30,370 30,370,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates , Series
2019-TMFT005, RB , VRDN (Barclays Bank
plc LOC) , 4.15%, 11/07/25 ............ 5,020 5,020,000
Tender Option Bond Trust Receipts/Certificates ,
Series 2021-XF2953TX, RB , VRDN (Barclays
Bank plc LOC) , 4.15%, 11/07/25 ......... 14,144 14,143,925
49,533,925
Texas — 0.0%
North Texas Higher Education Authority, Inc. ,
Series 2023-1, RB , VRDN (Royal Bank of
Canada LOC) , 4.15%, 11/07/25
(f)
........ 7,100 7,100,000
Total Municipal Bonds — 0.4%
(Cost: $90,194,925) ............................... 90,194,925
Time Deposits
Canadian Imperial Bank of Commerce,
3.86%, 11/03/25 ................... 205,000 205,000,000
ING Bank NV, 4.04%, 11/05/25 ............ 215,000 215,000,000
Mizuho Bank Ltd., 3.87%, 11/03/25 ......... 250,000 250,000,000
Royal Bank of Canada, 3.90%, 11/03/25 ..... 200,000 200,000,000
Skandinaviska Enskilda Banken AB,
3.88%, 11/03/25 ................... 500,000 500,000,000
Total Time Deposits — 5.4%
(Cost: $1,370,000,000) ............................ 1,370,000,000
U.S. Treasury Obligations
U.S. Treasury Bills, 3.73%, 02/19/26
(c)
....... 50,000 49,438,288
Total U.S. Treasury Obligations — 0.2%
(Cost: $49,403,861) ............................... 49,438,288
Total Repurchase Agreements — 39.6%
(Cost: $9,994,820,000) ............................ 9,994,820,000
Total Investments — 98.3%
(Cost: $ 24,812,890,900 ) ............................ 24,817,470,923
Other Assets Less Liabilities — 1.7% .................... 430,980,997
Net Assets — 100.0% ...............................
$ 25,248,451,920
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Issuer is a U.S. branch of a foreign domiciled bank.

Schedule of Investments
(continued)
October 31, 2025
TempCash
Schedules of Investments

(c)
Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
TempCash

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4.16%
(a)
10/31/25 12/08/25 $ 195,000 $ 195,000,000 $ 195,856,267
Corporate/Debt
Obligations, 0.12% to
9.79%, due 07/15/27 to
12/25/69 ......... $ 1,585,988,050 $ 208,650,000
– –
Bank of Nova Scotia
(The) .......... 4.09
(b)
10/31/25 11/03/25 55,000 55,000,000 55,018,746
Corporate/Debt
Obligations, 4.60% to
7.00%, due 10/18/28 to
04/04/79 ......... 56,781,000 57,833,881
4.16
(b)
10/31/25 11/03/25 100,000 100,000,000 100,034,667
Corporate/Debt
Obligations, 2.26% to
6.17%, due 03/01/29 to
05/15/53 ......... 112,597,000 105,036,429
4.27
(a)
10/31/25 12/08/25 35,000 35,000,000 35,157,753
Corporate/Debt
Obligations, 2.55% to
6.88%, due 06/15/27 to
12/29/49 ......... 36,829,000 37,254,193
– –
$ 190,000,000 $ 200,124,503
– –
Barclays Bank plc ... 3.95
(a)
10/31/25 11/10/25 48,000 48,000,000 48,052,667
U.S. Government
Sponsored Agency
Obligations, 1.67% to
6.00%, due 09/15/37 to
07/15/66 ......... 64,928,283 48,960,236
3.97
(b)
10/31/25 11/03/25 491,000 491,000,000 491,162,439
Corporate/Debt
Obligations, 0.75% to
8.25%, due 11/07/25 to
10/10/35 ......... 514,732,000 515,550,651
3.99
(b)
10/31/25 11/03/25 35,000 35,000,000 35,011,637
Corporate/Debt
Obligations, 0.50% to
11.98%, due 10/15/31
to 02/25/68 ....... 76,959,979 37,631,254
4.07
(b)
10/31/25 11/03/25 21,000 21,000,000 21,007,122
Corporate/Debt
Obligations, 1.12% to
15.00%, due 07/28/26
to 07/01/50 ....... 23,673,867 22,149,527
4.16 10/31/25 11/03/25 33,000 33,000,000 33,011,440
Corporate/Debt
Obligations, 0.00% to
11.67%, due 08/25/31
to 10/25/67 ....... 596,535,557 35,335,606
4.17
(a)
10/31/25 11/10/25 21,000 21,000,000 21,024,325
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.10% to
13.00%, due 04/05/30
to 05/25/70 ....... 400,959,773 23,063,784
– –
$ 649,000,000 $ 682,691,058
– –
Barclays Capital, Inc. . 4.10
(a)
10/31/25 12/08/25 108,000 108,000,000 108,467,400
Corporate/Debt
Obligations, 0.00% to
4.48%, due 01/20/26 to
02/05/26 ......... 113,898,397 113,400,000
– –
BNP Paribas SA .... 3.97
(b)
10/31/25 11/07/25 99,500 99,500,000 99,576,808
Corporate/Debt
Obligations, 0.99% to
7.50%, due 11/20/25 to
12/31/79 ......... 106,754,047 105,995,851

Schedule of Investments
(continued)
October 31, 2025
TempCash
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4.14% 10/31/25 11/03/25 $ 47,000 $ 47,000,000 $ 47,016,215
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 1.10% to
7.68%, due 04/15/26 to
05/15/77 ......... $ 65,330,187 $ 49,742,006
4.14 10/31/25 11/03/25 47,000 47,000,000 47,016,215
Corporate/Debt
Obligations, 1.47% to
6.63%, due 03/13/26 to
12/01/52 ......... 47,979,000 49,350,219
4.24 10/31/25 11/03/25 10,000 10,000,000 10,003,533
Corporate/Debt
Obligations, 3.40% to
6.13%, due 05/01/26 to
03/01/46 ......... 10,760,000 10,500,557
– –
$ 203,500,000 $ 215,588,633
– –
Citigroup Global Markets,
Inc. ........... 4.11
(b)
10/31/25 11/03/25 48,000 48,000,000 48,016,440
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 0.00% to
4.00%, due 11/04/25 to
02/15/54 ......... 48,959,856 49,835,995
4.15
(c)
10/31/25 11/03/25 1,000 1,000,000 1,000,346
U.S. Treasury
Obligation, 0.13%, due
04/15/26 ......... 831,481 1,020,000
4.16 10/31/25 11/03/25 1,146,000 1,146,000,000 1,146,397,280
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 4.75%, due
11/14/25 to 08/15/55 . 2,034,071,031 1,168,920,033
4.35
(a)
10/31/25 01/04/26 5,000 5,000,000 5,039,271
Corporate/Debt
Obligation, 5.86%, due
05/21/40 ......... 5,363,500 5,350,134
– –
$ 1,200,000,000 $ 1,225,126,162
– –
Credit Agricole Corporate
& Investment Bank SA 4.15 10/31/25 11/03/25 75,000 75,000,000 75,025,937
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
1.38% to 5.00%, due
03/31/27 to 12/01/54 76,036,876 76,500,180
4.17
(a)
10/31/25 11/10/25 73,000 73,000,000 73,084,558
Corporate/Debt
Obligations, 0.00% to
7.30%, due 12/23/25 to
08/25/67 ......... 84,240,238 80,575,397
– –
$ 148,000,000 $ 157,075,577
– –
Fixed Income Clearing
Corporation - BNY . 4.16 10/31/25 11/03/25 250,000 250,000,000 250,086,667
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.00%, due 11/01/34 to
01/01/57 ......... 408,242,483 257,500,000
– –
Fixed Income Clearing
Corporation - JPM . 4.14 10/31/25 11/03/25 1,000,000 1,000,000,000 1,000,345,000
U.S. Treasury
Obligations, 0.00% to
1.63%, due 01/08/26 to
09/30/26 ......... 1,036,970,400 1,020,000,088
– –
Fixed Income Clearing
Corporation - NOMU 4.15 10/31/25 11/03/25 1,685,000 1,685,000,000 1,685,582,729
U.S. Treasury
Obligations, 1.25% to
4.63%, due 04/30/26 to
12/31/31 ......... 1,715,263,700 1,718,700,019
– –

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
TempCash

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Goldman Sachs & Co.
LLC ........... 4.16% 10/31/25 11/03/25 $ 954,000 $ 954,000,000 $ 954,330,720
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.52%, due
10/31/31 to 04/20/73 $ 1,073,766,556 $ 973,085,849
4.46
(a)
10/31/25 12/18/25 115,000 115,000,000 115,683,867
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
9.25%, due 02/09/26 to
08/25/70 ......... 1,712,139,310 123,076,803
– –
$ 1,069,000,000 $ 1,096,162,652
– –
JP Morgan Securities
LLC ........... 3.99
(b)
10/31/25 11/03/25 50,000 50,000,000 50,016,625
Corporate/Debt
Obligations, 0.00%, due
11/05/25 to 01/20/26 . 51,842,583 51,500,001
4.04
(a)
10/31/25 11/10/25 169,000 169,000,000 169,189,656
Corporate/Debt
Obligations, 0.00%, due
11/03/25 ......... 1,297,872 185,900,051
4.07
(b)
10/31/25 11/03/25 25,000 25,000,000 25,008,479
Corporate/Debt
Obligations, 0.01% to
7.57%, due 05/15/26 to
02/01/55 ......... 25,936,000 26,291,295
4.07
(a)
10/31/25 11/10/25 196,000 196,000,000 196,221,589
U.S. Government
Sponsored Agency
Obligation, 2.50%, due
03/20/52 ......... 312,183,315 199,920,002
4.07
(a)
10/31/25 11/10/25 100,000 100,000,000 100,113,056
Corporate/Debt
Obligations, 1.80% to
8.38%, due 03/01/27 to
10/15/70 ......... 107,259,000 105,000,813
4.09
(b)
10/31/25 11/03/25 37,000 37,000,000 37,012,611
Corporate/Debt
Obligations, 0.00% to
9.38%, due 11/07/25 to
06/01/2111 ....... 39,472,854 38,992,724
4.12
(a)
10/31/25 11/10/25 90,000 90,000,000 90,103,000
Corporate/Debt
Obligations, 3.88% to
9.78%, due 02/15/27 to
06/15/72 ......... 97,317,026 98,999,999
4.12
(a)
10/31/25 11/10/25 111,320 111,320,000 111,447,400
Corporate/Debt
Obligations, 0.00% to
8.00%, due 05/15/26 to
09/01/31 ......... 110,604,000 124,678,405
4.14 10/31/25 11/03/25 1,000 1,000,000 1,000,345
U.S. Treasury
Obligations, 0.50% to
2.75%, due 10/31/27 to
08/15/32 ......... 1,086,800 1,020,036
4.15 10/31/25 11/03/25 1,000 1,000,000 1,000,346
U.S. Government
Sponsored Agency
Obligation, 2.50%, due
09/20/51 ......... 1,713,195 1,020,002
4.24
(a)
10/31/25 02/01/26 40,000 40,000,000 40,438,133
Corporate/Debt
Obligations, 2.30% to
7.31%, due 04/11/27 to
06/25/56 ......... 45,997,840 42,365,351
4.35
(a)
10/31/25 02/01/26 90,000 90,000,000 91,011,375
Corporate/Debt
Obligations, 1.34% to
8.75%, due 03/15/26 to
07/25/69 ......... 128,799,726 95,294,348
4.35
(a)
10/31/25 02/01/26 25,000 25,000,000 25,280,937
Corporate/Debt
Obligations, 3.05% to
7.95%, due 01/15/26 to
03/17/53 ......... 26,865,257 26,458,924

Schedule of Investments
(continued)
October 31, 2025
TempCash
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4.35%
(a)
10/31/25 02/01/26 $ 65,000 $ 65,000,000 $ 65,730,437
Corporate/Debt
Obligations, 1.35% to
7.75%, due 08/15/26 to
02/12/67 ......... $ 67,429,000 $ 68,263,695
– –
$ 1,000,320,000 $ 1,065,705,646
– –
Mizuho Securities USA
LLC ........... 4.02
(b)
10/31/25 11/03/25 75,000 75,000,000 75,025,125
Corporate/Debt
Obligations, 2.79% to
7.97%, due 07/20/27 to
02/25/60 ......... 87,479,342 80,250,001
4.32
(a)
10/31/25 12/08/25 67,000 67,000,000 67,305,520
Corporate/Debt
Obligations, 4.14% to
7.15%, due 01/18/28 to
02/25/52 ......... 93,265,898 71,690,000
– –
$ 142,000,000 $ 151,940,001
– –
Natixis SA ......... 4.16
(b)
10/31/25 11/03/25 36,000 36,000,000 36,012,480
Corporate/Debt
Obligations, 1.90% to
7.38%, due 02/19/26 to
03/01/97 ......... 37,984,321 37,800,234
– –
Nomura Securities
International, Inc. .. 4.16 10/31/25 11/03/25 1,093,000 1,093,000,000 1,093,378,907
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
1.38% to 7.00%, due
10/31/27 to 05/15/65 1,290,344,444 1,114,870,704
– –
Scotia Capital USA, Inc. 4.27
(a)
10/31/25 12/08/25 10,000 10,000,000 10,045,072
Corporate/Debt
Obligations, 3.75% to
7.63%, due 09/30/26 to
01/15/34 ......... 10,979,000 11,135,230
– –
TD Securities USA LLC 3.95
(b)
10/31/25 11/03/25 169,000 169,000,000 169,055,629
Corporate/Debt
Obligations, 4.00% to
10.38%, due 04/15/26
to 06/15/33 ....... 190,544,075 192,874,294
3.97
(a)
10/31/25 11/10/25 55,000 55,000,000 55,060,653
Corporate/Debt
Obligations, 3.88% to
12.00%, due 07/15/26
to 10/15/55 ....... 61,799,573 62,739,281
4.15
(a)
10/31/25 11/05/25 100,000 100,000,000 100,057,639
Corporate/Debt
Obligations, 0.00%, due
11/03/25 ......... 351,114 110,000,001
4.16
(a)
10/31/25 11/06/25 185,000 185,000,000 185,128,267
Corporate/Debt
Obligations, 0.00%, due
11/03/25 ......... 1,073,907 203,500,002
4.17
(a)
10/31/25 11/10/25 250,000 250,000,000 250,289,583
Corporate/Debt
Obligations, 0.00%, due
11/03/25 ......... 3,788,166 275,000,002
4.17
(a)
10/31/25 12/08/25 63,000 63,000,000 63,277,305
Corporate/Debt
Obligations, 3.50% to
12.25%, due 02/15/28
to 06/30/62 ....... 74,439,570 72,189,319
– –
$ 822,000,000 $ 916,302,899
– –
Wells Fargo Securities
LLC ........... 4.16 10/31/25 11/03/25 1,000 1,000,000 1,000,347
U.S. Treasury
Obligation, 2.38%, due
05/15/27 ......... 1,028,500 1,020,094
4.46
(a)
10/31/25 02/11/26 170,000 170,000,000 172,169,294
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 0.50% to
10.57%, due 11/15/25
to 05/15/2115 ..... 414,054,042 181,903,280

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
TempCash

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4.51%
(a)
10/31/25 02/11/26 $ 23,000 $ 23,000,000 $ 23,296,783
Corporate/Debt
Obligations, 2.13% to
6.39%, due 12/15/26 to
12/01/58 ......... $ 23,650,000 $ 24,612,519
– –
$ 194,000,000 $ 207,535,893
– –
$ 9,994,820,000 $ 10,400,309,299
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Traded in a joint account.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 5,060,112,044 $ — $ 5,060,112,044
Commercial Paper ....................................... — 8,122,159,880 — 8,122,159,880
Corporate Bonds ........................................ — 130,745,786 — 130,745,786
Municipal Bonds ......................................... — 90,194,925 — 90,194,925
Repurchase Agreements ................................... — 9,994,820,000 — 9,994,820,000
Time Deposits .......................................... — 1,370,000,000 — 1,370,000,000
U.S. Treasury Obligations ................................... — 49,438,288 — 49,438,288
$ — $ 24,817,470,923 $ — $ 24,817,470,923

Schedule of Investments
October 31, 2025
T-Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
0.97% , 11/04/25 ................... USD 600,370 $ 600,161,086
1.93% , 11/06/25 ................... 121,842 121,773,118
2.92% , 11/12/25 ................... 2,088,869 2,086,193,466
3.28% , 11/18/25 ................... 259,700 259,181,715
3.36% , 11/20/25 ................... 1,454,165 1,450,986,374
3.47% , 11/25/25 ................... 1,286,598 1,282,975,103
3.51% , 11/28/25 ................... 1,535,913 1,531,140,070
3.57% , 12/02/25 ................... 1,063,601 1,059,751,791
3.60% , 12/04/25 ................... 2,250,000 2,241,657,188
3.62% , 12/09/25 ................... 2,127,440 2,118,223,609
3.66% , 12/11/25 ................... 133,007 132,394,169
3.67% , 12/16/25 ................... 1,077,171 1,071,717,424
3.70% , 12/18/25 ................... 1,133,700 1,127,550,149
3.73% , 12/23/25 ................... 1,153,053 1,146,308,089
3.77% , 12/26/25 ................... 2,355,525 2,340,823,497
3.73% , 12/30/25 ................... 1,158,659 1,151,025,876
3.73% , 01/02/26 ................... 1,000,215 993,135,145
3.69% , 01/08/26 ................... 1,020,917 1,012,923,786
3.70% , 01/15/26 ................... 202,200 200,464,029
3.70% , 01/22/26 ................... 98,700 97,774,879
3.69% , 01/29/26 ................... 208,000 205,881,404
3.72% , 02/03/26 ................... 1,890,271 1,871,589,343
3.72% , 02/05/26 ................... 1,824,097 1,804,737,252
3.73% , 02/10/26 ................... 1,413,951 1,398,974,565
3.72% , 02/12/26 ................... 1,645,219 1,626,531,593
3.73% , 02/19/26 ................... 460,000 454,448,056
3.76% , 02/24/26 ................... 658,850 650,989,096
3.74% , 02/26/26 ................... 810,300 799,997,317
3.75% , 03/05/26 ................... 788,391 777,858,963
3.76% , 03/12/26 ................... 751,383 741,184,438
3.74% , 03/19/26 ................... 1,069,318 1,054,090,020
3.75% , 04/02/26 ................... 188,887 185,923,573
3.75% , 04/09/26 ................... 699,273 687,855,776
3.75% , 04/16/26 ................... 1,753,819 1,723,664,557
3.76% , 04/23/26 ................... 1,184,440 1,163,607,678
3.76% , 04/30/26 ................... 2,083,233 2,045,318,164
3.68% , 05/14/26 ................... 1,383,006 1,353,697,688
3.68% , 06/11/26 ................... 807,527 787,907,014
3.70% , 08/06/26 ................... 100,832 97,906,156
3.68% , 09/03/26 ................... 1,318,390 1,277,374,883
3.69% , 10/01/26 ................... 1,150,000 1,112,230,170
U.S. Treasury Notes
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.38% , 11/30/25 ................... USD 52,100 $ 51,934,303
0.38% , 12/31/25 ................... 250,968 249,401,664
4.25% , 12/31/25 ................... 376,400 376,407,378
0.38% , 01/31/26 ................... 132,815 131,566,090
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
4.01% , 01/31/26
(b)
................ 1,614,200 1,614,261,508
0.50% , 02/28/26 ................... 71,800 70,962,876
4.63% , 02/28/26 ................... 84,000 84,133,918
0.75% , 03/31/26 ................... 1,530,000 1,509,614,362
4.50% , 03/31/26 ................... 200,000 200,360,056
2.38% , 04/30/26 ................... 60,610 60,108,887
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
3.92% , 04/30/26
(b)
................ 3,001,793 3,001,781,939
1.63% , 05/15/26 ................... 171,655 169,504,364
0.88% , 06/30/26 ................... 862,335 844,161,501
1.88% , 06/30/26 ................... 116,800 115,089,942
4.63% , 06/30/26 ................... 388,370 389,538,001
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.18%),
3.95% , 07/31/26
(b)
................ 948,360 947,974,529
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
3.97% , 10/31/26
(b)
................ 3,503,660 3,504,658,208
4.13% , 10/31/26 ................... 50,402 50,595,672
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.86% , 01/31/27
(b)
................ 3,147,400 3,147,453,800
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.93% , 04/30/27
(b)
................ 1,483,795 1,483,920,095
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.92% , 07/31/27
(b)
................ 1,716,047 1,715,171,237
Total U.S. Treasury Obligations — 53 .5%
(Cost: $ 63,566,528,599 ) ............................ 63,566,528,599
Total Repurchase Agreements — 41 .0%
(Cost: $ 48,777,500,000 ) ............................ 48,777,500,000
Total Investments — 94 .5%
(Cost: $ 112,344,028,599 ) ........................... 112,344,028,599
Other Assets Less Liabilities — 5.5% .................... 6,510,756,071
Net Assets — 100.0% ...............................
$ 118,854,784,670
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
T-Fund

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .14%
(a)
10/31/25 11/03/25 $ 900,000 $ 900,000,000 $ 900,310,500
U.S. Treasury
Obligations, 0.00% to
4.63%, due 01/15/26 to
01/15/31 ......... $ 877,970,781 $ 912,546,005
4 .14 10/31/25 11/03/25 5,000 5,000,000 5,001,725
U.S. Treasury
Obligations, 0.00%, due
11/15/28 to 02/15/54 . 5,698,665 5,100,000
– –
$ 905,000,000 $ 917,646,005
– –
Bank of Montreal .... 4 .14 10/31/25 11/03/25 165,000 165,000,000 165,056,925
U.S. Treasury
Obligations, 1.75% to
6.50%, due 11/15/26 to
08/15/52 ......... 196,648,400 168,300,024
– –
Bank of Nova Scotia
(The) .......... 4 .14 10/31/25 11/03/25 2,000 2,000,000 2,000,690
U.S. Treasury
Obligations, 1.25% to
4.25%, due 03/31/27 to
08/15/35 ......... 2,093,600 2,040,777
– –
Barclays Bank plc ... 4 .15 10/31/25 11/03/25 150,000 150,000,000 150,051,875
U.S. Treasury
Obligations, 0.00% to
4.63%, due 11/28/25 to
09/30/29 ......... 151,520,112 153,000,000
4 .15 10/31/25 11/03/25 16,000 16,000,000 16,005,533
U.S. Treasury
Obligations, 0.00% to
6.50%, due 11/28/25 to
11/15/28 ......... 16,304,700 16,320,009
– –
$ 166,000,000 $ 169,320,009
– –
BNP Paribas SA .... 4 .14 10/31/25 11/03/25 2,000 2,000,000 2,000,690
U.S. Treasury
Obligations, 0.00% to
4.25%, due 10/29/26 to
11/15/45 ......... 2,531,969 2,040,000
4 .36
(b)
05/01/25 11/06/25 1,200,000 1,200,000,000 1,227,468,000
U.S. Treasury
Obligations, 0.00% to
4.63%, due 01/02/26 to
02/15/45 ......... 1,270,582,726 1,224,000,000
– –
$ 1,202,000,000 $ 1,226,040,000
– –
Citibank NA ........ 4 .15 10/31/25 11/03/25 100,000 100,000,000 100,034,583
U.S. Treasury
Obligations, 0.00% to
5.25%, due 11/30/25 to
11/15/54 ......... 102,227,000 102,000,049
– –
Citigroup Global Markets,
Inc. ........... 4 .15 10/31/25 11/03/25 5,000 5,000,000 5,001,729
U.S. Treasury
Obligation, 4.75%, due
11/15/43 ......... 4,896,600 5,100,073
4 .15
(a)
10/31/25 11/03/25 385,000 385,000,000 385,133,146
U.S. Treasury
Obligation, 0.13%, due
04/15/26 ......... 320,120,046 392,700,030
4 .15 10/31/25 11/03/25 66,500 66,500,000 66,522,998
U.S. Treasury
Obligation, 3.13%, due
02/15/42 ......... 80,518,400 67,830,047
– –
$ 456,500,000 $ 465,630,150
– –
Credit Agricole Corporate
& Investment Bank SA 4 .14 10/31/25 11/03/25 5,000 5,000,000 5,001,725
U.S. Treasury
Obligation, 3.50%, due
02/15/33 ......... 5,198,600 5,100,000
4 .14
(a)
10/31/25 11/03/25 2,150,000 2,150,000,000 2,150,741,750
U.S. Treasury
Obligations, 0.13% to
4.38%, due 01/15/26 to
02/15/51 ......... 2,249,782,927 2,192,999,992

Schedule of Investments
(continued)
October 31, 2025
T-Fund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .14% 10/31/25 11/03/25 $ 120,000 $ 120,000,000 $ 120,041,400
U.S. Treasury
Obligations, 0.88% to
4.13%, due 06/30/26 to
11/30/31 ......... $ 122,471,400 $ 122,400,020
– –
$ 2,275,000,000 $ 2,320,500,012
– –
Deutsche Bank AG ... 4 .15 10/31/25 11/03/25 27,000 27,000,000 27,009,337
U.S. Treasury
Obligation, 4.63%, due
04/30/31 ......... 26,428,200 27,540,034
– –
Fixed Income Clearing
Corporation - BNP . 4 .05 10/31/25 11/03/25 3,500,000 3,500,000,000 3,501,181,250
U.S. Treasury
Obligations, 0.50% to
6.75%, due 01/31/26 to
02/15/55 ......... 3,527,722,000 3,570,000,004
4 .14 10/31/25 11/03/25 250,000 250,000,000 250,086,250
U.S. Treasury
Obligations, 0.63% to
6.13%, due 07/31/26 to
02/15/55 ......... 347,897,700 255,000,011
– –
$ 3,750,000,000 $ 3,825,000,015
– –
Fixed Income Clearing
Corporation - BNY . 4 .15 10/31/25 11/03/25 6,000,000 6,000,000,000 6,002,075,000
U.S. Treasury
Obligations, 2.75% to
4.25%, due 04/30/27 to
11/15/34 ......... 6,009,454,500 6,120,000,007
– –
Fixed Income Clearing
Corporation - BOFA 4 .04 10/29/25 11/25/25 1,000,000 1,000,000,000 1,003,030,000
U.S. Treasury
Obligations, 0.00% to
4.88%, due 12/15/25 to
08/15/53 ......... 1,012,257,100 1,020,000,012
4 .05 10/31/25 11/03/25 1,250,000 1,250,000,000 1,250,421,875
U.S. Treasury
Obligations, 0.00% to
6.38%, due 11/12/25 to
02/15/54 ......... 1,485,748,800 1,275,000,039
4 .05 10/28/25 11/17/25 850,000 850,000,000 851,912,500
U.S. Treasury
Obligations, 0.00% to
4.75%, due 02/24/26 to
02/15/55 ......... 920,367,900 867,000,052
4 .07 10/29/25 11/05/25 250,000 250,000,000 250,197,847
U.S. Treasury
Obligations, 3.00% to
4.75%, due 12/15/25 to
02/15/55 ......... 259,111,200 255,000,034
4 .11 10/29/25 11/03/25 250,000 250,000,000 250,142,708
U.S. Treasury
Obligations, 1.50% to
4.63%, due 01/31/27 to
02/15/55 ......... 269,890,400 255,000,039
4 .14 10/31/25 11/07/25 950,000 950,000,000 950,764,750
U.S. Treasury
Obligations, 0.00% to
4.75%, due 11/12/25 to
08/15/55 ......... 954,476,600 969,000,819
4 .30 08/12/25 11/17/25 1,000,000 1,000,000,000 1,011,586,111
U.S. Treasury
Obligations, 0.00% to
5.50%, due 04/30/26 to
05/15/54 ......... 1,023,680,800 1,020,000,071
– –
$ 5,550,000,000 $ 5,661,001,066
– –
Fixed Income Clearing
Corporation - CITI . 4 .16 10/31/25 11/03/25 500,000 500,000,000 500,173,333
U.S. Treasury
Obligations, 2.25% to
4.88%, due 04/30/27 to
05/15/41 ......... 518,741,300 510,000,081
– –
Fixed Income Clearing
Corporation - GS .. 4 .07 10/31/25 11/06/25 950,000 950,000,000 950,644,417
U.S. Treasury
Obligations, 0.00% to
6.63%, due 12/02/25 to
05/15/47 ......... 1,190,868,500 969,000,024

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
T-Fund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .15% 10/31/25 11/03/25 $ 6,800,000 $ 6,800,000,000 $ 6,802,351,667
U.S. Treasury
Obligations, 0.63% to
4.63%, due 05/15/30 to
05/15/54 ......... $ 9,085,570,500 $ 6,936,000,043
4 .15 10/31/25 11/03/25 1,200,000 1,200,000,000 1,200,415,000
U.S. Treasury
Obligations, 0.63% to
4.75%, due 12/31/27 to
11/15/53 ......... 1,194,325,500 1,224,000,077
– –
$ 8,950,000,000 $ 9,129,000,144
– –
Fixed Income Clearing
Corporation - HSBC 4 .05 10/31/25 11/03/25 4,750,000 4,750,000,000 4,751,603,125
U.S. Treasury
Obligations, 0.38% to
5.50%, due 11/15/25 to
08/15/34 ......... 4,812,975,300 4,845,000,055
– –
Fixed Income Clearing
Corporation - JPM . 4 .14 10/31/25 11/03/25 5,000,000 5,000,000,000 5,001,725,000
U.S. Treasury
Obligations, 0.00% to
4.88%, due 11/04/25 to
09/30/30 ......... 5,030,283,500 5,100,000,000
– –
Fixed Income Clearing
Corporation - NOMU 4 .15 10/31/25 11/03/25 750,000 750,000,000 750,259,375
U.S. Treasury
Obligations, 0.00% to
6.13%, due 07/31/26 to
05/15/54 ......... 793,514,900 765,000,001
– –
Fixed Income Clearing
Corporation - SSB . 4 .15 10/31/25 11/03/25 1,000,000 1,000,000,000 1,000,345,833
U.S. Treasury
Obligations, 0.00% to
4.75%, due 12/30/25 to
08/15/55 ......... 1,019,940,900 1,024,901,375
– –
Fixed Income Clearing
Corporation - WF .. 4 .05 10/29/25 11/05/25 350,000 350,000,000 350,275,625
U.S. Treasury
Obligations, 3.63% to
4.50%, due 03/31/26 to
08/31/32 ......... 352,958,200 357,000,031
4 .15 10/31/25 11/03/25 2,200,000 2,200,000,000 2,200,760,833
U.S. Treasury
Obligations, 1.38% to
4.75%, due 11/15/40 to
11/15/54 ......... 2,917,818,500 2,244,000,041
– –
$ 2,550,000,000 $ 2,601,000,072
– –
Goldman Sachs & Co.
LLC ........... 4 .15 10/31/25 11/03/25 4,000 4,000,000 4,001,383
U.S. Treasury
Obligation, 0.50%, due
06/30/27 ......... 4,288,600 4,080,076
– –
HSBC Securities USA,
Inc. ........... 4 .15 10/31/25 11/03/25 3,000 3,000,000 3,001,038
U.S. Treasury
Obligation, 0.00%, due
08/15/52 ......... 10,959,200 3,060,017
4 .15 10/31/25 11/03/25 350,000 350,000,000 350,121,042
U.S. Treasury
Obligations, 0.00% to
5.25%, due 04/16/26 to
02/15/54 ......... 359,557,400 357,000,010
– –
$ 353,000,000 $ 360,060,027
– –
JP Morgan Securities
LLC ........... 4 .06
(b)
10/31/25 11/10/25 2,000,000 2,000,000,000 2,002,255,556
U.S. Treasury
Obligations, 2.13% to
3.63%, due 04/15/29 to
10/31/30 ......... 1,928,981,400 2,040,000,059
4 .14
(c)
10/31/25 11/03/25 250,000 250,000,000 250,086,250
U.S. Treasury
Obligations, 0.00% to
3.63%, due 11/15/26 to
05/31/28 ......... 251,042,700 255,000,019
4 .14 10/31/25 11/03/25 35,000 35,000,000 35,012,075
U.S. Treasury
Obligations, 0.00% to
2.88%, due 06/30/27 to
11/15/46 ......... 37,506,695 35,700,001

Schedule of Investments
(continued)
October 31, 2025
T-Fund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .14% 10/31/25 11/03/25 $ 77,000 $ 77,000,000 $ 77,026,565
U.S. Treasury
Obligations, 0.13% to
4.00%, due 10/31/27 to
11/15/46 ......... $ 73,403,200 $ 78,540,016
– –
$ 2,362,000,000 $ 2,409,240,095
– –
Mizuho Securities USA
LLC ........... 4 .02 10/30/25 11/06/25 350,000 350,000,000 350,273,583
U.S. Treasury
Obligations, 2.63% to
3.75%, due 04/30/27 to
07/31/29 ......... 356,126,600 357,000,004
4 .16 10/31/25 11/03/25 350,000 350,000,000 350,121,333
U.S. Treasury
Obligations, 0.75% to
4.63%, due 05/15/26 to
02/15/35 ......... 353,128,200 357,000,100
– –
$ 700,000,000 $ 714,000,104
– –
MUFG Securities
Americas, Inc. .... 4 .15 10/31/25 11/03/25 97,000 97,000,000 97,033,546
U.S. Treasury
Obligations, 0.38% to
4.63%, due 11/15/25 to
11/15/50 ......... 140,389,100 98,940,020
– –
Natixis SA ......... 4 .17
(c)
10/31/25 11/03/25 243,000 243,000,000 243,084,443
U.S. Treasury
Obligations, 0.00% to
4.88%, due 04/30/26 to
08/15/54 ......... 242,276,780 247,860,012
4 .17 10/31/25 11/03/25 181,000 181,000,000 181,062,898
U.S. Treasury
Obligations, 0.00% to
4.88%, due 12/11/25 to
11/15/50 ......... 201,929,867 184,620,006
– –
$ 424,000,000 $ 432,480,018
– –
Nomura Securities
International, Inc. .. 4 .15 10/31/25 11/03/25 55,000 55,000,000 55,019,021
U.S. Treasury
Obligations, 0.13% to
4.25%, due 01/31/26 to
05/15/44 ......... 55,367,800 56,152,060
– –
Societe Generale SA . 4 .14 10/31/25 11/03/25 157,000 157,000,000 157,054,165
U.S. Treasury
Obligation, 2.25%, due
05/15/41 ......... 211,340,200 160,140,053
– –
TD Securities USA LLC 4 .15 10/31/25 11/03/25 2,000 2,000,000 2,000,692
U.S. Treasury
Obligations, 0.00%, due
05/15/26 to 08/15/55 4,235,030 2,040,037
– –
Wells Fargo Securities
LLC ........... 4 .15
(a)
10/31/25 11/03/25 500,000 500,000,000 500,172,917
U.S. Treasury
Obligations, 3.00% to
5.00%, due 02/15/39 to
11/15/54 ......... 527,436,623 510,000,025
4 .15 10/31/25 11/03/25 25,000 25,000,000 25,008,646
U.S. Treasury
Obligation, 3.00%, due
05/15/42 ......... 30,656,600 25,500,012
– –
$ 525,000,000 $ 535,500,037
– –
$ 48,777,500,000 $ 49,752,552,403
– –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
T-Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 48,777,500,000 $ — $ 48,777,500,000
U.S. Treasury Obligations ................................... — 63,566,528,599 — 63,566,528,599
$ — $ 112,344,028,599 $ — $ 112,344,028,599

Schedule of Investments
October 31, 2025
Treasury Trust Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
0.97% , 11/04/25 ................... USD 4,383,657 $ 4,382,182,678
1.93% , 11/06/25 ................... 3,547,850 3,545,880,688
2.92% , 11/12/25 ................... 7,975,200 7,965,440,315
3.02% , 11/13/25 ................... 3,962,936 3,957,637,455
3.28% , 11/18/25 ................... 9,694,148 9,675,677,645
3.36% , 11/20/25 ................... 8,496,045 8,478,024,939
3.47% , 11/25/25 ................... 11,539,032 11,508,110,240
3.51% , 11/28/25 ................... 3,029,149 3,019,964,908
3.57% , 12/02/25 ................... 4,432,703 4,417,865,334
3.60% , 12/04/25 ................... 7,078,815 7,053,070,164
3.62% , 12/09/25 ................... 2,623,051 2,611,770,190
3.66% , 12/11/25 ................... 8,500,000 8,463,355,529
3.67% , 12/16/25 ................... 2,935,916 2,921,382,718
3.70% , 12/18/25 ................... 1,679,450 1,670,340,335
3.73% , 12/23/25 ................... 7,696,806 7,653,177,370
3.77% , 12/26/25 ................... 2,220,968 2,207,101,458
3.73% , 12/30/25 ................... 10,290,645 10,227,635,767
3.73% , 01/02/26 ................... 1,444,995 1,434,766,844
3.69% , 01/08/26 ................... 3,408,187 3,383,326,351
3.70% , 01/22/26 ................... 274,977 272,489,967
3.69% , 01/29/26 ................... 299,350 296,301,388
3.72% , 02/03/26 ................... 2,901,807 2,873,125,012
3.72% , 02/05/26 ................... 2,259,409 2,235,429,140
3.73% , 02/10/26 ................... 1,910,038 1,889,810,126
3.72% , 02/12/26 ................... 2,326,324 2,299,900,185
3.74% , 02/17/26 ................... 273,332 270,207,815
3.76% , 02/24/26 ................... 1,430,935 1,413,898,094
3.74% , 02/26/26 ................... 1,174,400 1,159,467,896
3.74% , 03/03/26 ................... 533,655 527,119,285
3.75% , 03/05/26 ................... 2,542,625 2,508,650,458
3.76% , 03/12/26 ................... 820,373 809,238,033
3.74% , 03/19/26 ................... 1,592,602 1,569,922,019
3.75% , 04/02/26 ................... 646,444 636,311,069
3.75% , 04/09/26 ................... 972,603 956,723,048
3.75% , 04/16/26 ................... 1,925,051 1,892,346,318
3.76% , 04/23/26 ................... 1,649,840 1,620,822,069
3.76% , 04/30/26 ................... 2,917,964 2,864,857,062
3.68% , 05/14/26 ................... 1,464,463 1,433,447,720
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.68% , 06/11/26 ................... USD 1,112,180 $ 1,085,157,563
3.70% , 08/06/26 ................... 140,869 136,781,401
3.68% , 09/03/26 ................... 2,834,689 2,746,501,817
U.S. Treasury Notes
0.38% , 11/30/25 ................... 68,300 68,082,781
0.38% , 12/31/25 ................... 127,025 126,233,302
4.25% , 12/31/25 ................... 202,535 202,543,576
0.38% , 01/31/26 ................... 184,635 182,898,807
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
4.01% , 01/31/26
(b)
................ 2,348,995 2,349,111,735
0.50% , 02/28/26 ................... 101,100 99,921,265
4.63% , 02/28/26 ................... 118,370 118,558,712
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
3.92% , 04/30/26
(b)
................ 3,289,834 3,289,831,548
1.63% , 05/15/26 ................... 233,490 230,564,220
0.88% , 06/30/26 ................... 73,470 71,909,774
4.63% , 06/30/26 ................... 534,385 535,994,836
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.18%),
3.95% , 07/31/26
(b)
................ 2,561,060 2,560,608,398
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
3.97% , 10/31/26
(b)
................ 4,358,175 4,359,528,056
4.13% , 10/31/26 ................... 73,621 73,903,892
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.86% , 01/31/27
(b)
................ 4,162,130 4,162,058,155
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.93% , 04/30/27
(b)
................ 3,176,385 3,176,635,149
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.92% , 07/31/27
(b)
................ 2,750,213 2,748,759,622
Total U.S. Treasury Obligations — 99 .8%
(Cost: $ 160,432,362,241 ) ........................... 160,432,362,241
Total Investments — 99 .8%
(Cost: $ 160,432,362,241 ) ........................... 160,432,362,241
Other Assets Less Liabilities — 0.2% .................... 299,490,232
Net Assets — 100.0% ...............................
$ 160,731,852,473
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
U.S. Treasury Obligations ................................... $ — $ 160,432,362,241 $ — $ 160,432,362,241

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2025
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Municipal Bonds
Alaska — 0.3%
(a)
Alaska Housing Finance Corp. , Series 2007D ,
RB , VRDN ( Federal Home Loan Bank SBPA ) ,
3.25% , 11/07/25 ................... USD 20 $ 20,000
Alaska Industrial Development & Export
Authority, Tender Option Bond Trust Receipts/
Certificates , Series 2025-XF8077 , RB ,
VRDN ( JPMorgan Chase Bank NA LOC ) ,
3.25% , 11/07/25
(b) (c)
................. 8,950 8,950,000
8,970,000
Arizona — 2.1%
(a)
Arizona Board of Regents , Series 2025C , RB ,
VRDN , 3.18% , 11/07/25 .............. 20,000 20,000,000
Arizona Industrial Development Authority , Series
2023A , RB , VRDN ( Barclays Bank plc LOC ) ,
3.20% , 11/07/25 ................... 45,340 45,340,000
Arizona Industrial Development Authority , Series
2025A , RB , VRDN ( Barclays Bank plc LOC ) ,
3.20% , 11/07/25 ................... 9,435 9,435,000
74,775,000
California — 0.7%
(a)
Pittsburg Public Financing Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2025-XL0625 , RB , VRDN ( Wells Fargo
Bank NA LIQ ) , 3.25% , 11/07/25
(b) (c)
....... 2,090 2,090,000
University of California , Series 2024BY-1 , RB ,
VRDN , 3.22% , 11/07/25 .............. 21,300 21,300,000
23,390,000
Colorado — 6.7%
(a)
Board of Governors of Colorado State University
System , Series 2025B , RB , VRDN ( Bank of
America NA SBPA ) , 3.23% , 11/07/25 ..... 60,500 60,500,000
City of Colorado Springs Utilities System , Series
2005A , RB , VRDN ( Bank of America NA
SBPA ) , 3.24% , 11/07/25 .............. 43,275 43,275,000
City of Colorado Springs Utilities System , Series
2006B , RB , VRDN ( Barclays Bank plc SBPA ) ,
3.37% , 11/07/25 ................... 12,740 12,740,000
City of Colorado Springs Utilities System , Series
2007A , RB , VRDN ( TD Bank NA SBPA ) ,
3.15% , 11/07/25 ................... 1,300 1,300,000
Colorado Health Facilities Authority , Series
2022F , RB , VRDN , 3.15% , 11/07/25 ...... 8,000 8,000,000
County of Arapahoe , Series 2001 , RB , VRDN
( Federal Home Loan Mortgage Corp. LOC ) ,
3.24% , 11/07/25 ................... 7,600 7,600,000
University of Colorado Hospital Authority , Series
2018B , RB , VRDN ( TD Bank NA SBPA ) ,
4.00% , 11/03/25 ................... 26,290 26,290,000
University of Colorado Hospital Authority , Series
2019A , RB , VRDN , 3.37% , 11/07/25 ...... 46,525 46,525,000
University of Colorado Hospital Authority , Series
2025A , RB , VRDN , 3.20% , 11/07/25 ...... 27,645 27,645,000
233,875,000
Connecticut — 5.4%
(a)
Connecticut Housing Finance Authority ,
Series 2016B, Sub Series B-4 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ) ,
3.35% , 11/07/25 ................... 8,595 8,595,000
Connecticut Housing Finance Authority , Series
2017A-3 , RB , VRDN ( State Street Bank &
Trust Co. SBPA ) , 3.35% , 11/07/25 ....... 27,405 27,405,000
Security
Par (000)
Par (000) Value
Connecticut (continued)
Connecticut Housing Finance Authority , Series
2017F, Sub-Series F-3 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ) , 3.35% , 11/07/25 ... USD 35,660 $ 35,660,000
Connecticut Housing Finance Authority , Series
2018A-3 , RB , VRDN ( Bank of America NA
SBPA ) , 3.22% , 11/07/25 .............. 27,565 27,565,000
Connecticut Housing Finance Authority , Series
2020A-3 , RB , VRDN ( Sumitomo Mitsui
Banking Corp. SBPA ) , 3.22% , 11/07/25 .... 18,750 18,750,000
Connecticut Housing Finance Authority , Series
2025C, Sub-Series C-3 , RB , VRDN ( Royal
Bank of Canada SBPA ) , 3.20% , 11/07/25 ... 24,680 24,680,000
Connecticut Housing Finance Authority , Series
A-3 , RB , VRDN ( TD Bank NA SBPA ) ,
3.32% , 11/07/25 ................... 3,900 3,900,000
Connecticut State Health & Educational
Facilities Authority , Series O , RB , VRDN ,
3.40% , 11/07/25 ................... 36,585 36,585,000
Connecticut State Housing Finance Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2024-XX1346 , RB , VRDN
( Barclays Bank plc LIQ ) , 3.25% , 11/07/25
(b) (c)
6,410 6,410,000
189,550,000
District of Columbia — 1.3%
(a)
District of Columbia , Series 2008 , RB , VRDN
( Truist Bank LOC ) , 4.00% , 11/07/25 ...... 350 350,000
District of Columbia , Series A , RB , VRDN ( PNC
Bank N.A. LOC ) , 3.25% , 11/07/25 ....... 690 690,000
District of Columbia Water & Sewer Authority ,
Series 2024B, Sub-Series B-1 , RB , VRDN
( TD Bank NA SBPA ) , 3.90% , 11/07/25 ..... 20,000 20,000,000
District of Columbia Water & Sewer Authority ,
Series 2025C-2 , RB , VRDN ( Bank of America
NA SBPA ) , 3.90% , 11/07/25 ............ 25,000 25,000,000
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2019-XG0267 , RB ,
VRDN ( Bank of America NA LOC ) ,
3.27% , 11/03/25
(b) (c)
................. 475 475,000
46,515,000
Florida — 4.4%
(a)
Broward County Tourist Development, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-XL0429 , RB , VRDN ( Wells Fargo
Bank NA LIQ ) , 3.33% , 11/07/25
(b) (c)
....... 3,720 3,720,000
Cape Coral, Water & Sewer System, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-YX1317 , RB , VRDN ( Barclays
Bank plc LOC ) , 3.26% , 11/03/25
(b) (c)
...... 12,135 12,135,000
City of Jacksonville , Series 1994 , RB , VRDN ,
3.45% , 11/07/25 ................... 35,960 35,960,000
City of West Palm Beach Utility System , Series
2008C , RB , VRDN ( JPMorgan Chase Bank
NA SBPA ) , 3.35% , 11/07/25 ............ 36,810 36,810,000
Florida Housing Finance Corp. , Series 2004M ,
RB , VRDN ( Federal Home Loan Mortgage
Corp. LIQ ) , 3.28% , 11/07/25 ........... 7,075 7,075,000
Highlands County Health Facilities Authority ,
Series 2021D-1 , RB , VRDN , 3.22% , 11/07/25 30,500 30,500,000
JEA Water & Sewer System , Series 2008A-2 ,
RB , VRDN ( Sumitomo Mitsui Banking Corp.
LOC ) , 3.23% , 11/07/25 ............... 10,920 10,920,000
JEA Water & Sewer System , Series 2008B-1 ,
RB , VRDN ( Bank of America NA SBPA ) ,
3.37% , 11/07/25 ................... 6,800 6,800,000

Schedule of Investments
(continued)
October 31, 2025
MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Orange County Health Facilities Authority , Series
2009B , RB , VRDN ( TD Bank NA LOC ) ,
3.32% , 11/07/25 ................... USD 10,180 $ 10,180,000
154,100,000
Georgia — 0.9%
(a)
Burke County Development Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2017E-107 , RB , VRDN ( Royal Bank of
Canada LOC ) , 3.27% , 11/07/25
(b) (c)
....... 5,000 5,000,000
Cobb County Kennestone Hospital Authority ,
RB , VRDN ( Bank of America NA LOC ) ,
3.24% , 11/07/25 ................... 7,100 7,100,000
Oglethorpe Power Corp., Tender Option Bond
Trust Receipts/Certificates , Series 2023-E-
155 , RB , VRDN ( Royal Bank of Canada LOC ) ,
3.26% , 11/07/25
(b) (c)
................. 20,000 20,000,000
32,100,000
Idaho — 0.3%
Idaho Health Facilities Authority , Series
2025D , RB , VRDN ( TD Bank NA LOC ) ,
4.00% , 11/03/25
(a)
.................. 11,000 11,000,000
Illinois — 6.2%
(a)
Chicago Transit Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2022-
XF3069 , RB , VRDN ( Barclays Bank plc LIQ ) ,
3.32% , 11/07/25
(b) (c)
................. 24,800 24,800,000
Illinois Finance Authority , Series 2001 , RB , VRDN
( BMO Harris Bank NA LOC ) , 3.35% , 11/07/25 24,000 24,000,000
Illinois Finance Authority , Series 2008C-1 , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
3.40% , 11/07/25 ................... 42,380 42,380,000
Illinois Finance Authority , Series 2008-D , RB ,
VRDN , 3.30% , 11/07/25 .............. 68,390 68,390,000
Illinois Finance Authority , Series 2021E , RB ,
VRDN , 3.15% , 11/07/25 .............. 35,000 35,000,000
Illinois Housing Development Authority , Series
2024H , RB , VRDN ( Royal Bank of Canada
LIQ ) , 3.25% , 11/07/25 ................ 10,000 10,000,000
Illinois Housing Development Authority , Series
2025C6 , RB , VRDN ( Wells Fargo Bank NA
LOC ) , 3.22% , 11/07/25 ............... 11,065 11,065,000
215,635,000
Iowa — 3.8%
(a)
Iowa Finance Authority , Series 2016E , RB , VRDN
( Federal National Mortgage Association LIQ ) ,
3.20% , 11/07/25 ................... 11,290 11,290,000
Iowa Finance Authority , Series 2018C , RB ,
VRDN ( JPMorgan Chase Bank NA LOC ) ,
3.40% , 11/07/25 ................... 19,860 19,860,000
Iowa Finance Authority , Series 2021 , RB ,
VRDN ( Korea Development Bank LOC ) ,
3.48% , 11/07/25
(c)
.................. 62,000 62,000,000
Iowa Finance Authority , Series 2021E , RB ,
VRDN ( Federal Home Loan Bank SBPA ) ,
3.26% , 11/07/25 ................... 13,350 13,350,000
Iowa Finance Authority , Series 2022B , RB ,
VRDN ( Royal Bank of Canada SBPA ) ,
3.20% , 11/07/25 ................... 11,905 11,905,000
Iowa Finance Authority , Series 2022E , RB ,
VRDN ( Federal Home Loan Bank SBPA ) ,
3.20% , 11/07/25 ................... 13,335 13,335,000
131,740,000
Security
Par (000)
Par (000) Value
Louisiana — 0.7%
(a)
Louisiana Public Facilities Authority , Series
2009B-3 , RB , VRDN ( Sumitomo Mitsui
Banking Corp. LOC ) , 3.35% , 11/07/25 ..... USD 17,600 $ 17,600,000
Louisiana Public Facilities Authority , Series
2017B , RB , VRDN ( UBS AG LOC ) ,
3.35% , 11/07/25 ................... 6,530 6,530,000
24,130,000
Maryland — 0.7%
(a)
Baltimore Waste Water, Tender Option Bond
Trust Receipts/Certificates , Series 2022-
XF3014 , RB , VRDN ( Morgan Stanley Bank
NA LIQ ) , 3.29% , 11/07/25
(b) (c)
........... 19,385 19,385,000
Maryland Health & Higher Educational Facilities
Authority , Series 2024B , RB , VRDN ( TD Bank
NA LOC ) , 3.95% , 11/03/25 ............ 5,300 5,300,000
24,685,000
Massachusetts — 0.8%
(a)
Massachusetts Water Resources Authority ,
Series 2025C , RB , VRDN ( Royal Bank of
Canada LIQ ) , 3.22% , 11/07/25 .......... 10,000 10,000,000
Massachusetts Water Resources Authority ,
Series 2025D , RB , VRDN ( Bank of America
NA LOC ) , 3.15% , 11/07/25 ............ 8,500 8,500,000
Massachusetts Water Resources Authority ,
Series 2025E , RB , VRDN ( TD Bank NA LIQ ) ,
3.20% , 11/07/25 ................... 7,500 7,500,000
26,000,000
Michigan — 1.4%
(a)
Michigan State Hospital Finance Authority , Series
2025C , RB , VRDN , 3.37% , 11/07/25 ...... 42,120 42,120,000
University of Michigan , Series 2012-A , RB ,
VRDN , 3.02% , 11/07/25 .............. 7,200 7,200,000
49,320,000
Minnesota — 2.1%
(a)
County of Hennepin , Series 2018B , GO , VRDN
( TD Bank NA SBPA ) , 3.15% , 11/07/25 ..... 36,710 36,710,000
Minnesota Housing Finance Agency , Series
2015G , RB , VRDN ( Royal Bank of Canada
SBPA ) , 3.20% , 11/03/25 .............. 24,795 24,795,000
Minnesota Housing Finance Agency , Series
2018H , RB , VRDN ( Royal Bank of Canada
SBPA ) , 3.20% , 11/07/25 .............. 10,910 10,910,000
72,415,000
Mississippi — 2.3%
(a)
Mississippi Business Finance Corp. , Series
2007A , RB , VRDN , 3.90% , 11/03/25 ...... 31,775 31,775,000
Mississippi Business Finance Corp. , Series
2007D , RB , VRDN , 3.90% , 11/03/25 ...... 23,850 23,850,000
Mississippi Business Finance Corp. , Series
2010F , RB , VRDN , 3.15% , 11/07/25 ...... 6,900 6,900,000
Mississippi Business Finance Corp. , Series
2011D , RB , VRDN , 3.90% , 11/03/25 ...... 18,875 18,875,000
81,400,000

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Missouri — 1.9%
(a)(b)(c)
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2018C-16 ,
RB , VRDN ( Royal Bank of Canada LOC ) ,
3.27% , 11/07/25 ................... USD 56,500 $ 56,500,000
St. Louis County, Tender Option Bond Trust
Receipts/Certificates , Series 2022-XG0382 ,
RB , VRDN ( Wells Fargo Bank NA LIQ ) ,
3.25% , 11/07/25 ................... 10,640 10,640,000
67,140,000
Nebraska — 0.3%
Nebraska Investment Finance Authority , Series
2017C , RB , VRDN ( Federal Home Loan Bank
SBPA ) , 3.35% , 11/07/25
(a)
............. 11,145 11,145,000
New Hampshire — 0.4%
National Finance Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2024-E157 ,
RB , VRDN ( Royal Bank of Canada LOC ) ,
3.25% , 11/07/25
(a) (b) (c)
................ 15,000 15,000,000
New Mexico — 0.2%
County of Sandoval , Series 2024A , RB , VRDN
( Barclays Bank plc LOC ) , 3.20% , 11/07/25
(a)
. 8,465 8,465,000
New York — 13.8%
(a)
City of New York , Series 2013F3 , GO , VRDN
( Bank of America NA SBPA ) , 3.90% , 11/03/25 25,400 25,400,000
City of New York , Series 2019D-4 , GO , VRDN
( State Street Bank & Trust Co. SBPA ) ,
3.90% , 11/03/25 ................... 44,375 44,375,000
City of New York , Series 2025G, Sub-Series
G-2 , GO , VRDN ( Bank of America NA SBPA ) ,
3.90% , 11/03/25 ................... 6,675 6,675,000
Empire State Development Corp. , Series
2004A-3-C , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ) , 3.25% , 11/07/25 ........ 12,720 12,720,000
Metropolitan Transportation Authority , Series
2005D-1 , RB , VRDN ( Truist Bank LOC ) ,
3.90% , 11/03/25 ................... 26,200 26,200,000
Metropolitan Transportation Authority , Series
2012G4 , RB , VRDN ( Bank of America NA
LOC ) , 3.90% , 11/03/25 ............... 20,000 20,000,000
Metropolitan Transportation Authority Dedicated
Tax Fund , Series 2008A-2B , RB , VRDN ( Bank
of America NA LOC ) , 3.20% , 11/07/25 ..... 31,000 31,000,000
New York City Housing Development Corp. ,
Series 2019E-3 , RB , VRDN ( Royal Bank of
Canada SBPA ) , 3.15% , 11/07/25 ........ 9,400 9,400,000
New York City Housing Development Corp. ,
Series 2021F-3 , RB , VRDN ( Barclays Bank
plc SBPA ) , 3.15% , 11/07/25 ............ 4,290 4,290,000
New York City Municipal Water Finance Authority ,
Series 2015BB-2 , RB , VRDN ( Mizuho Bank
Ltd. SBPA ) , 3.90% , 11/03/25 ........... 24,800 24,800,000
New York City Municipal Water Finance Authority ,
Series 2016AA-1 , RB , VRDN ( Bank of
America NA SBPA ) , 3.90% , 11/03/25 ..... 9,910 9,910,000
New York City Municipal Water Finance Authority ,
Series 2023, Sub-Series B-1 , RB , VRDN
( Mizuho Bank Ltd. SBPA ) , 3.90% , 11/03/25 . 35,710 35,710,000
New York City Municipal Water Finance Authority ,
Series 2025, Sub-Series EE-2 , RB , VRDN
( Bank of New York Mellon (The) SBPA ) ,
3.94% , 11/03/25 ................... 4,200 4,200,000
Security
Par (000)
Par (000) Value
New York (continued)
New York City Municipal Water Finance Authority ,
Series BB , RB , VRDN ( State Street Bank &
Trust Co. SBPA ) , 3.90% , 11/03/25 ....... USD 10,790 $ 10,790,000
New York City Municipal Water Finance Authority ,
Series BB1A , RB , VRDN ( State Street Bank &
Trust Co. SBPA ) , 3.90% , 11/03/25 ....... 6,975 6,975,000
New York City Tranitional Financing Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2025-XX1380 , RB , VRDN
( Barclays Bank plc LIQ ) , 3.90% , 11/03/25
(b) (c)
5,620 5,620,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2013C-5 , RB ,
VRDN ( Sumitomo Mitsui Banking Corp. LOC ) ,
3.32% , 11/07/25 ................... 27,005 27,005,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2015E-3 , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
3.90% , 11/03/25 ................... 16,210 16,210,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2015E-4 ,
RB , VRDN ( Bank of America NA SBPA ) ,
3.90% , 11/03/25 ................... 18,800 18,800,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2025, Sub-Series
C-3 , RB , VRDN ( Sumitomo Mitsui Banking
Corp. LOC ) , 3.39% , 11/07/25 ........... 18,960 18,960,000
New York City Transitional Finance Authority
Future Tax Secured , Series A-4 , RB , VRDN
( Mizuho Bank Ltd. SBPA ) , 3.90% , 11/03/25 . 11,825 11,825,000
New York City Transitional Finance Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2025-CF7016 , RB , VRDN
( Citibank NA LIQ ) , 3.24% , 11/07/25
(b) (c)
.... 16,540 16,540,000
New York State Dormitory Authority , Series
2009A , RB , VRDN , 3.33% , 11/07/25 ...... 78,590 78,590,000
New York State Housing Finance Agency ,
Series 2009A , RB , VRDN ( Federal National
Mortgage Association LOC ) , 3.35% , 11/07/25 10,240 10,240,000
State of New York Mortgage Agency Homeowner
Mortgage , Series 270 , RB , VRDN ( Barclays
Bank plc SBPA ) , 3.15% , 11/03/25 ........ 4,900 4,900,000
481,135,000
North Carolina — 0.8%
(a)
Durham Housing Authority , Series 2021A ,
RB , VRDN ( United Fidelity Bank LOC ) ,
3.25% , 11/07/25 ................... 22,885 22,885,000
Durham Housing Authority , Series 2021B ,
RB , VRDN ( United Fidelity Bank LOC ) ,
3.29% , 11/07/25 ................... 4,400 4,400,000
27,285,000
North Dakota — 0.0%
(a)
North Dakota Housing Finance Agency , Series
2015E , RB , VRDN ( United Fidelity Bank
LOC ) , 3.32% , 11/07/25 ............... 500 500,000
North Dakota Housing Finance Agency , Series
2017H , RB , VRDN ( United Fidelity Bank
LOC ) , 3.20% , 11/07/25 ............... 560 560,000
1,060,000

Schedule of Investments
(continued)
October 31, 2025
MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio — 4.1%
(a)
Allen County Ohio Hospital Facilities, Tender
Option Bond Trust Receipts/Certificates ,
Series 2019-E-134 , RB , VRDN ( Royal Bank of
Canada LOC ) , 3.25% , 11/07/25
(b) (c)
....... USD 10,270 $ 10,270,000
Allen County, Tender Option Bond Trust Receipts/
Certificates , Series E-164 , RB , VRDN ( Royal
Bank of Canada LOC ) , 3.25% , 11/07/25
(b) (c)
. 8,500 8,500,000
City of Columbus Sewerage , Series 2008B , RB ,
VRDN , 3.37% , 11/07/25 .............. 17,900 17,900,000
County of Allen , Series 2012B , RB , VRDN ( TD
Bank NA LOC ) , 3.25% , 11/07/25 ........ 600 600,000
County of Franklin , Series 2011D , RB , VRDN ,
3.10% , 11/07/25 ................... 42,952 42,952,000
County of Franklin , Series 2018C , RB , VRDN ,
3.10% , 11/07/25 ................... 34,775 34,775,000
Ohio State Hospital, Tender Option Bond Trust
Receipts/Certificates , Series 2022C-18 ,
RB , VRDN ( Royal Bank of Canada LOC ) ,
3.26% , 11/03/25
(b) (c)
................. 9,000 9,000,000
Ohio State University (The) , Series 2023A-2 , RB ,
VRDN , 3.05% , 11/07/25 .............. 7,400 7,400,000
University Hospitals Health Systems, Inc., Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-C-22 , RB , VRDN ( Royal Bank of
Canada LOC ) , 3.26% , 11/07/25
(b) (c)
....... 10,000 10,000,000
141,397,000
Oregon — 0.1%
Oregon State Facilities Authority , Series 2005A ,
RB , VRDN ( Federal National Mortgage
Association LOC ) , 3.29% , 11/07/25
(a)
..... 4,975 4,975,000
Other — 0.7%
Federal Home Loan Mortgage Corp., Tender
Option Bond Trust Receipts/Certificates ,
Series 2024-CF7004 , RB , VRDN ( Citibank NA
LOC ) , 3.34% , 11/07/25
(a) (b) (c)
............ 24,000 24,000,000
Pennsylvania — 5.0%
(a)
City of Philadelphia , Series 2009B , GO , VRDN
( Truist Bank LOC ) , 3.17% , 11/07/25 ...... 40,100 40,100,000
Emmaus General Authority , Series 1996 ,
RB , VRDN ( Wells Fargo Bank NA SBPA ) ,
3.25% , 11/07/25 ................... 11,190 11,190,000
Pennsylvania Higher Educational Facilities
Authority , Series 2024D-1 , RB , VRDN ( Bank
of America NA LOC ) , 3.90% , 11/03/25 ..... 24,885 24,885,000
Pennsylvania Higher Educational Facilities
Authority , Series 2024D-4 , RB , VRDN ( Truist
Bank LOC ) , 4.05% , 11/03/25 ........... 19,350 19,350,000
Pennsylvania Housing Finance Agency, Tender
Option Bond Trust Receipts , Series 2024-
XF1700 , RB , VRDN ( Royal Bank of Canada
LIQ ) , 3.25% , 11/07/25
(b) (c)
............. 10,260 10,260,000
Philadelphia Gas Works Co. , Series B , RB ,
VRDN ( TD Bank NA LOC ) , 3.32% , 11/07/25 . 14,000 14,000,000
Sports & Exhibition Authority of Pittsburgh &
Allegheny County , Series 2007-A , RB , VRDN
( PNC Bank N.A. SBPA ) , 3.25% , 11/07/25 .. 52,885 52,885,000
172,670,000
Security
Par (000)
Par (000) Value
Rhode Island — 0.7%
(a)
Rhode Island Health & Education Building
Corp., Tender Option Bond Trust Receipts/
Certificates , Series 2019-XM0721 , RB ,
VRDN ( Wells Fargo Bank NA LIQ ) ,
3.25% , 11/07/25
(b) (c)
................. USD 4,360 $ 4,360,000
Rhode Island Health & Educational Building
Corp. , Series 2003B-13 , RB , VRDN ( Northern
Trust Co. (The) SBPA ) , 3.35% , 11/07/25 ... 10,685 10,685,000
Rhode Island Health & Educational Building
Corp. , Series 2005A , RB , VRDN ( TD Bank NA
SBPA ) , 3.27% , 11/07/25 .............. 10,275 10,275,000
25,320,000
South Carolina — 3.3%
(a)
South Carolina Jobs Economic Development
Authority, Tender Option Bond Trust Receipts/
Certificates , Series E-165 , RB , VRDN ( Royal
Bank of Canada LOC ) , 3.25% , 11/07/25
(b) (c)
. 19,000 19,000,000
South Carolina Jobs-Economic Development
Authority , Series 2021B , RB , VRDN ( Federal
Home Loan Bank LOC ) , 3.32% , 11/07/25 ... 3,650 3,650,000
South Carolina Jobs-Economic Development
Authority , Series 2023A , RB , VRDN ( Federal
Home Loan Bank LOC ) , 3.22% , 11/07/25 ... 52,000 52,000,000
South Carolina Jobs-Economic Development
Authority , Series 2023B , RB , VRDN ( Federal
Home Loan Bank LOC ) , 3.22% , 11/07/25 ... 10,000 10,000,000
South Carolina Public Service Authority , Series
2019A , RB , VRDN ( Bank of America NA
LOC ) , 3.43% , 11/07/25 ............... 13,210 13,210,000
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XG0398 , RB , VRDN ( Barclays
Bank plc LIQ ) , 3.34% , 11/07/25
(b) (c)
....... 7,365 7,365,000
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XL0313 , RB , VRDN ( Wells Fargo
Bank NA LIQ ) , 3.34% , 11/07/25
(b) (c)
....... 8,935 8,935,000
114,160,000
South Dakota — 1.2%
(a)
South Dakota Housing Development Authority ,
Series 2020A , RB , VRDN ( Federal Home
Loan Bank SBPA ) , 3.25% , 11/07/25 ...... 10,880 10,880,000
South Dakota Housing Development Authority ,
Series 2020B , RB , VRDN ( South Dakota
Housing Development Authority SBPA ) ,
3.25% , 11/07/25 ................... 30,640 30,640,000
41,520,000
Tennessee — 0.2%
Tennessee Housing Development Agency
Resident, Tender Option Bond Trust Receipts/
Certificates , Series 2018-YX1087 , RB , VRDN
( Barclays Bank plc LIQ ) , 3.25% , 11/07/25
(a) (b) (c)
5,405 5,405,000
Texas — 14.3%
(a)
Board of Regents of the University of Texas
System , Series 2008B , RB , VRDN
( University of Texas Management Co. LIQ ) ,
3.25% , 11/07/25 ................... 16,020 16,020,000
City of Houston Combined Utility System , Series
2004B-2 , RB , VRDN ( Sumitomo Mitsui
Banking Corp. LOC ) , 3.27% , 11/07/25 ..... 31,625 31,625,000
City of Houston Combined Utility System , Series
2018C , RB , VRDN ( Bank of America NA
LOC ) , 3.27% , 11/07/25 ............... 68,140 68,140,000

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2025
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Corpus Christi Texas Utility System, Tender
Option Bond Trust Receipts/Certificates ,
Series 2024-XF1710 , RB , VRDN ( Royal Bank
of Canada LIQ ) , 3.27% , 11/07/25
(b) (c)
...... USD 6,400 $ 6,400,000
Harris County Cultural Education Facilities
Finance Corp. , Series 2009C, Sub-Series C-1 ,
RB , VRDN , 3.42% , 11/07/25 ........... 55,400 55,400,000
Harris County Cultural Education Facilities
Finance Corp. , Series 2024D , RB , VRDN ,
3.40% , 11/07/25 ................... 20,700 20,700,000
Harris County Cultural Education Facilities
Finance Corp. , Series 2024E , RB , VRDN ,
3.40% , 11/07/25 ................... 34,600 34,600,000
Harris County Cultural Education Facilities
Finance Corp. , Series 2025F , RB ,
VRDN ( Royal Bank of Canada SBPA ) ,
3.40% , 11/07/25 ................... 25,000 25,000,000
Lamar Consolidated Independent School
District, Tender Option Bond Trust Receipts/
Certificates , Series 2023-XF3163 , GO ,
VRDN ( Wells Fargo Bank NA LIQ ) ,
3.25% , 11/07/25
(b) (c)
................. 5,245 5,245,000
Lower Colorado River Authority, Tender Option
Bond Trust Receipts/Certificates , Series 2025-
YX1426 , RB , VRDN ( Barclays Bank plc LIQ ) ,
3.32% , 11/07/25
(b) (c)
................. 5,415 5,415,000
Port Arthur Navigation District , Series 2002C , RB ,
VRDN , 3.40% , 11/07/25 .............. 4,500 4,500,000
San Antonio Water System , Series 2025D , RB ,
VRDN ( TD Bank NA SBPA ) , 3.95% , 11/03/25 58,175 58,175,000
San Antonio, Tender Option Bond Trust Receipts/
Certificates , Series 2025-CF7036 , GO , VRDN
( Citibank NA LIQ ) , 3.25% , 11/07/25
(b) (c)
.... 11,625 11,625,000
State of Texas , Series 2011C , GO , VRDN
( Federal Home Loan Bank SBPA ) ,
3.23% , 11/07/25 ................... 1,345 1,345,000
State of Texas , Series 2022 , GO , VRDN
( Sumitomo Mitsui Banking Corp. LOC ) ,
3.25% , 11/07/25 ................... 23,100 23,100,000
State of Texas , Series 2025B , GO , VRDN
( Federal Home Loan Bank SBPA ) ,
3.45% , 11/07/25 ................... 106,325 106,325,000
Tarrant County Cultural Education Facilities
Finance Corp. , Series 2024C , RB , VRDN ,
3.35% , 11/07/25 ................... 26,500 26,500,000
500,115,000
Utah — 0.7%
Utah Water Finance Agency , Series B-2 , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
3.35% , 11/07/25
(a)
.................. 22,945 22,945,000
Vermont — 0.1%
Vermont Housing Finance Agency , Series
2019A , RB , VRDN ( TD Bank NA LIQ ) ,
3.32% , 11/07/25
(a)
.................. 3,185 3,185,000
Virginia — 2.8%
(a)
Hampton Roads Sanitation District , Series
2016B , RB , VRDN , 3.35% , 11/07/25 ...... 10,000 10,000,000
Hampton Roads Transport Accountant, Tender
Option Bond Trust Receipts/Certificates ,
Series 2018-XF0606 , RB , VRDN ( Bank of
America NA LIQ ) , 3.28% , 11/03/25
(b) (c)
..... 1,050 1,050,000
Loudoun County Economic Development
Authority , Series 2003B , RB , VRDN ,
3.15% , 11/07/25 ................... 56,685 56,685,000
Security
Par (000)
Par (000) Value
Virginia (continued)
Norfolk Economic Development Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022C-19 , RB , VRDN ( Royal Bank of
Canada LOC ) , 3.26% , 11/07/25
(b) (c)
....... USD 4,730 $ 4,730,000
Norfolk Economic Development Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-C-20 , RB , VRDN ( Royal Bank of
Canada LOC ) , 3.26% , 11/07/25
(b) (c)
....... 6,000 6,000,000
Virginia Commonwealth University Health
System Authority , Series 2024B , RB , VRDN
( TD Bank NA LOC ) , 4.00% , 11/03/25 ..... 20,250 20,250,000
98,715,000
Washington — 0.7%
County of King , Series 2025 , RB , VRDN ( US
Bank NA SBPA ) , 3.85% , 11/07/25
(a)
...... 24,885 24,885,000
Wisconsin — 2.9%
(a)
Public Finance Authority , Series 2023B , RB ,
VRDN ( Truist Bank LOC ) , 3.90% , 11/07/25 . 6,600 6,600,000
Wisconsin Health & Educational Facilities
Authority , Series 2008B , RB , VRDN ( TD Bank
NA LOC ) , 4.00% , 11/03/25 ............ 35,020 35,020,000
Wisconsin Health & Educational Facilities
Authority , Series 2025B , RB , VRDN ( Truist
Bank LOC ) , 11/07/25
(d)
............... 28,300 28,300,000
Wisconsin Housing & Economic Development
Authority , Series 2017C , RB , VRDN ( Federal
Home Loan Bank SBPA ) , 3.35% , 11/07/25 .. 8,090 8,090,000
Wisconsin Housing & Economic Development
Authority , Series 2025C , RB , VRDN ( Federal
Home Loan Bank SBPA ) , 3.25% , 11/07/25 .. 5,000 5,000,000
Wisconsin Housing & Economic Development
Authority Home Ownership , Series 2021D ,
RB , VRDN ( Royal Bank of Canada SBPA ) ,
3.20% , 11/07/25 ................... 5,000 5,000,000
Wisconsin Housing & Economic Development
Authority Home Ownership , Series 2025C ,
RB , VRDN ( Federal Home Loan Bank SBPA ) ,
3.20% , 11/07/25 ................... 12,350 12,350,000
100,360,000
Wyoming — 0.6%
Wyoming Community Development Authority ,
Series 2022-2 , RB , VRDN ( Barclays Bank plc
SBPA ) , 3.15% , 11/07/25
(a)
............. 20,625 20,625,000
Total Municipal Bonds — 94 .9%
(Cost: $ 3,311,107,000 ) ............................ 3,311,107,000
Closed-End Investment Companies
(a)(c)
New York — 1.2%
Nuveen New York AMT-Free Quality Municipal
Income Fund , Series 1 , VRDP , ( Societe
Generale LIQ ) , 3.27% , 11/7/2025 ........ 10,200 10,200,000
Nuveen New York AMT-Free Quality Municipal
Income Fund , Series 5 , VRDP , ( Toronto-
Dominion Bank LIQ ) , 3.29% , 11/7/2025 .... 30,000 30,000,000
40,200,000

Schedule of Investments
(continued)
October 31, 2025
MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
Other — 4.0%
Nuveen AMT-Free Quality Municipal Income
Fund , Series 1 , VRDP , ( JPMorgan Chase
Bank NA LIQ ) , 3.29% , 11/7/2025 ........ USD 55,800 $ 55,800,000
Nuveen AMT-Free Quality Municipal Income
Fund , Series 4 , VRDP , ( Barclays Bank plc
LIQ ) , 3.30% , 11/7/2025 ............... 85,200 85,200,000
141,000,000
Total Closed-End Investment Companies — 5 .2%
(Cost: $ 181,200,000 ) .............................. 181,200,000
Total Investments — 100 .1%
(Cost: $ 3,492,307,000 ) ............................ 3,492,307,000
Liabilities in Excess of Other Assets — (0.1) % ............. (2,786,482)
Net Assets — 100.0% ...............................
$ 3,489,520,518
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
When-issued security.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Closed-End Investment Companies ............................ $ — $ 181,200,000 $ — $ 181,200,000
Municipal Bonds ......................................... — 3,311,107,000 — 3,311,107,000
$ — $ 3,492,307,000 $ — $ 3,492,307,000

Statements of Assets and Liabilities

October 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Select Treasury
Based Liquidity
Fund FedFund TempCash T-Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 5,577,370,771 $ 108,012,153,296 $ 14,822,650,923 $ 63,566,528,599
Cash ............................................................... 426,468,974 8,728,172,446 354,148,021 6,694,459,645
Repurchase agreements, at value — unaffiliated
(b)
.................................. 656,000,000 73,367,500,000 9,994,820,000 48,777,500,000
Receivables: – – – –
Capital shares sold ..................................................... 8,819,878 12,538,054 145,135,441 58,656,311
Interest — unaffiliated ................................................... 260,685 256,191,070 69,996,966 53,816,430
Prepaid e xpenses ....................................................... 548,512 95,434,094 293,482 36,535,531
Total a ssets ...........................................................
6,669,468,820 190,471,988,960 25,387,044,833 119,187,496,516
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 467,908,478 48,000,000 — —
Capital shares redeemed ................................................. 6,340,131 20,402,004 64,675,007 19,635,899
Custodian fees ........................................................ 7,353 78,752 22,079 52,489
Income dividend distributions .............................................. 16,840,649 425,184,829 69,999,186 258,128,951
Management fees ...................................................... 861,347 25,748,305 3,736,382 16,467,477
Trustees' and Officer's fees ............................................... 3,833 74,421 8,622 51,134
Professional fees ...................................................... 41,831 158,242 49,562 121,484
Registration fees ...................................................... — 1,553,297 — 913,598
Service and distribution fees ............................................... 373,312 97,913,268 — 37,092,099
Transfer agent fees .................................................... 37,412 67,601 46,084 191,086
Other accrued expenses ................................................. 95,081 84,685 55,991 57,629
Total li abilities ..........................................................
492,509,427 619,265,404 138,592,913 332,711,846
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 6,176,959,393 $ 189,852,723,556 $ 25,248,451,920 $ 118,854,784,670
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 6,174,441,030 $ 189,923,551,964 $ 25,244,918,090 $ 118,895,087,042
Accumulated earnings (loss) ................................................ 2,518,363 (70,828,408) 3,533,830 (40,302,372)
NET ASSETS ..........................................................
$ 6,176,959,393 $ 189,852,723,556 $ 25,248,451,920 $ 118,854,784,670
(a)
  Investments, at cost — unaffiliated ....................................... $ 5,577,370,771 $ 108,012,153,296 $ 14,818,070,900 $ 63,566,528,599
(b)
  Repurchase agreements, at cost — unaffiliated ............................... $ 656,000,000 $ 73,367,500,000 $ 9,994,820,000 $ 48,777,500,000

Statements of Assets and Liabilities
(continued)
October 31, 2025

Statements of Assets and Liabilities
BlackRock
Select Treasury
Based Liquidity
Fund FedFund TempCash T-Fund
NET ASSET VALUE
Institutional
Net assets .........................................................
$ 5,904,810,348 $ 164,888,885,998 $ 24,402,636,015 $ 108,985,357,997
Shares outstanding ...................................................
5,902,395,746 164,950,513,721 24,387,924,575 109,022,268,167
Net asset value .....................................................
$ 1.00 $ 1.00 $ 1.0006 $ 1.00
Shares authorized ...................................................
Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... $ — $ — $ — $ —
Administration
Net assets .........................................................
$ 24,274,000 $ 7,988,748,558 $ — $ 5,552,709,109
Shares outstanding ...................................................
24,264,120 7,991,730,667 — 5,554,586,442
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ 1.00
Shares authorized ...................................................
Unlimited Unlimited — Unlimited
Par value ......................................................... $ — $ — $ — $ —
Bancroft Capital
Net assets .........................................................
$ — $ — $ — $ —
Shares outstanding ...................................................
— — — —
Net asset value .....................................................
$ — $ — $ — $ —
Shares authorized ...................................................
— — — —
Par value ......................................................... $ — $ — $ — $ —
Cabrera Capital Markets
Net assets .........................................................
$ — $ — $ — $ —
Shares outstanding ...................................................
— — — —
Net asset value .....................................................
$ — $ — $ — $ —
Shares authorized ...................................................
— — — —
Par value ......................................................... $ — $ — $ — $ —
Capital
Net assets .........................................................
$ — $ 372,082,433 $ 10,547,967 $ 379,952,499
Shares outstanding ...................................................
— 372,221,399 10,541,239 380,081,082
Net asset value .....................................................
$ — $ 1.00 $ 1.0006 $ 1.00
Shares authorized ...................................................
— Unlimited Unlimited Unlimited
Par value ......................................................... $ — $ — $ — $ —
Cash Management
Net assets .........................................................
$ 7,411,175 $ 693,638,632 $ — $ 1,262,648,399
Shares outstanding ...................................................
7,408,150 693,897,894 — 1,263,076,535
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ 1.00
Shares authorized ...................................................
Unlimited Unlimited — Unlimited
Par value ......................................................... $ — $ — $ — $ —
Cash Reserve
Net assets .........................................................
$ — $ 4,611,471,744 $ — $ 47,808,168
Shares outstanding ...................................................
— 4,613,197,610 — 47,824,399
Net asset value .....................................................
$ — $ 1.00 $ — $ 1.00
Shares authorized ...................................................
— Unlimited — Unlimited
Par value ......................................................... $ — $ — $ — $ —
Dollar
Net assets .........................................................
$ 8,265,343 $ 3,799,247,169 $ 26,027,797 $ 1,241,168,960
Shares outstanding ...................................................
8,261,967 3,800,667,261 26,009,861 1,241,589,423
Net asset value .....................................................
$ 1.00 $ 1.00 $ 1.0007 $ 1.00
Shares authorized ...................................................
Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... $ — $ — $ — $ —

Statements of Assets and Liabilities
(continued)
October 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock
Select Treasury
Based Liquidity
Fund FedFund TempCash T-Fund
Great Pacific
Net assets .........................................................
$ — $ 52,721 $ 809,203,641 $ —
Shares outstanding ...................................................
— 52,740 808,780,520 —
Net asset value .....................................................
$ — $ 1.00 $ 1.0005 $ —
Shares authorized ...................................................
— Unlimited Unlimited —
Par value ......................................................... $ — $ — $ — $ —
Mischler Financial Group
Net assets .........................................................
$ 5,987,082 $ 3,349,992,560 $ — $ —
Shares outstanding ...................................................
5,984,635 3,351,241,325 — —
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ —
Shares authorized ...................................................
Unlimited Unlimited — —
Par value ......................................................... $ — $ — $ — $ —
Penserra
Net assets .........................................................
$ — $ 105,440 $ — $ —
Shares outstanding ...................................................
— 105,479 — —
Net asset value .....................................................
$ — $ 1.00 $ — $ —
Shares authorized ...................................................
— Unlimited — —
Par value ......................................................... $ — $ — $ — $ —
Premier
Net assets .........................................................
$ — $ 3,617,470,013 $ 36,500 $ 1,373,625,049
Shares outstanding ...................................................
— 3,618,826,691 36,478 1,374,087,843
Net asset value .....................................................
$ — $ 1.00 $ 1.0006 $ 1.00
Shares authorized ...................................................
— Unlimited Unlimited Unlimited
Par value ......................................................... $ — $ — $ — $ —
Private Client
Net assets .........................................................
$ — $ 185,800 $ — $ —
Shares outstanding ...................................................
— 185,870 — —
Net asset value .....................................................
$ — $ 1.00 $ — $ —
Shares authorized ...................................................
— Unlimited — —
Par value ......................................................... $ — $ — $ — $ —
Select
Net assets .........................................................
$ — $ 371,873,617 $ — $ 11,514,489
Shares outstanding ...................................................
— 372,012,426 — 11,518,399
Net asset value .....................................................
$ — $ 1.00 $ — $ 1.00
Shares authorized ...................................................
— Unlimited — Unlimited
Par value ......................................................... $ — $ — $ — $ —
Stern Brothers
Net assets .........................................................
$ 200,140,653 $ 9,961,488 $ — $ —
Shares outstanding ...................................................
200,058,733 9,964,749 — —
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ —
Shares authorized ...................................................
Unlimited Unlimited — —
Par value ......................................................... $ — $ — $ — $ —
Tigress
Net assets .........................................................
$ 26,070,792 $ 98,558,029 $ — $ —
Shares outstanding ...................................................
26,060,118 98,594,674 — —
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ —
Shares authorized ...................................................
Unlimited Unlimited — —
Par value ......................................................... $ — $ — $ — $ —

Statements of Assets and Liabilities
(continued)
October 31, 2025

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Select Treasury
Based Liquidity
Fund FedFund TempCash T-Fund
WestCap
Net assets .........................................................
$ — $ 50,449,354 $ — $ —
Shares outstanding ...................................................
— 50,468,135 — —
Net asset value .....................................................
$ — $ 1.00 $ — $ —
Shares authorized ...................................................
— Unlimited — —
Par value ......................................................... $ — $ — $ — $ —

Statements of Assets and Liabilities
(continued)
October 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
Treasury Trust
Fund MuniCash
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 160,432,362,241 $ 3,492,307,000
Cash .............................................................................................. 8,903,217,024 26,948
Receivables: – –
Investment s sold ..................................................................................... 1,895,750,633 —
Capital shares sold .................................................................................... 7,990,904 75,901,801
Interest — unaffiliated .................................................................................. 18,087,269 11,005,979
Deferred offering costs ................................................................................... 13,660 —
Prepaid e xpenses ...................................................................................... 14,975,522 193,583
Total a ssets ..........................................................................................
171,272,397,253 3,579,435,311
LIABILITIES
Payables: – –
Investments purchased ................................................................................. 10,105,220,912 83,380,000
Offering costs ....................................................................................... 25,854 —
Capital shares redeemed ................................................................................ 2,312,989 870,400
Custodian fees ....................................................................................... 111,871 4,698
Income dividend distributions ............................................................................. 391,697,105 4,926,503
Management fees ..................................................................................... 22,750,328 592,298
Trustees' and Officer's fees .............................................................................. 56,717 3,912
Professional fees ..................................................................................... 49,474 44,104
Registration fees ..................................................................................... 1,871,436 —
Service and distribution fees .............................................................................. 15,381,460 19,406
Transfer agent fees ................................................................................... 311,093 23,505
Other accrued expenses ................................................................................ 755,541 49,967
Total li abilities .........................................................................................
10,540,544,780 89,914,793
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 160,731,852,473 $ 3,489,520,518
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 160,720,135,822 $ 3,489,520,518
Accumulated earnings ................................................................................... 11,716,651 —
NET ASSETS .........................................................................................
$ 160,731,852,473 $ 3,489,520,518
(a)
  Investments, at cost — unaffiliated ................................................................... $ 160,432,362,241 $ 3,492,307,000

Statements of Assets and Liabilities
(continued)
October 31, 2025

Statements of Assets and Liabilities
See notes to financial statements.
Treasury Trust
Fund MuniCash
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 154,334,095,251 $ 3,489,520,518
Shares outstanding ...................................................................................
154,322,869,607 3,489,215,198
Net asset value .....................................................................................
$ 1.00 $ 1.0001
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ — $ —
Administration
Net assets .........................................................................................
$ 1,110,405,811 $ —
Shares outstanding ...................................................................................
1,110,323,848 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Capital
Net assets .........................................................................................
$ 1,653,614,196 $ —
Shares outstanding ...................................................................................
1,653,493,748 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Cash Management
Net assets .........................................................................................
$ 6,326,373 $ —
Shares outstanding ...................................................................................
6,325,895 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Cash Reserve
Net assets .........................................................................................
$ 105,579,376 $ —
Shares outstanding ...................................................................................
105,571,489 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
DLT Shares
Net assets .........................................................................................
$ 50,718 $ —
Shares outstanding ...................................................................................
50,714 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Dollar
Net assets .........................................................................................
$ 3,174,371,825 $ —
Shares outstanding ...................................................................................
3,174,149,981 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Select
Net assets .........................................................................................
$ 347,408,923 $ —
Shares outstanding ...................................................................................
347,383,802 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —

Statements of Operations

Year Ended October 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Select
Treasury Based
Liquidity Fund FedFund TempCash T-Fund
INVESTMENT INCOME – – – –
Interest — unaffiliated ............................................. $ 285,390,905 $ 7,873,932,955 $ 1,034,260,443 $ 4,867,190,034
Other income — affiliated .......................................... — — 1,516 —
Total investment income .............................................
285,390,905 7,873,932,955 1,034,261,959 4,867,190,034
EXPENSES
Management ................................................... 13,298,145 323,969,415 45,139,550 201,389,890
Registration ................................................... 248,277 370,137 683,378 272,956
Transfer agent .................................................. 120,462 2,293,340 228,074 689,713
Professional ................................................... 106,627 707,359 161,207 465,545
Service and distribution — class specific ................................ 104,292 42,606,244 45,877 14,873,983
Printing and postage ............................................. 63,934 132,096 55,771 74,928
Trustees and Officer .............................................. 58,781 516,158 183,202 420,365
Custodian ..................................................... 24,753 348,747 127,050 192,208
Transfer agent — class specific ...................................... 22 228 814 —
Miscellaneous .................................................. 122,951 707,558 160,698 509,782
Total expenses ...................................................
14,148,244 371,651,282 46,785,621 218,889,370
Less: – – – –
Fees waived and/or reimbursed by the Manager ........................... (2,937,849) (25,416,782) (5,701,228) (15,767,746)
Service and distribution fees waived and/or reimbursed — class specific ........... — (82,053) — (4,065)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ...... (20) (192) (439) —
Total ex penses after fees waived and/or reimbursed ..........................
11,210,375 346,152,255 41,083,954 203,117,559
Net investment income ..............................................
274,180,530 7,527,780,700 993,178,005 4,664,072,475
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,574,408 $ 7,289,519 $ 759,477 $ 5,173,491
Net realized gain from investments ................................... 1,574,408 7,289,518 15,393 5,173,492
Net change in unrealized appreciation on investments .......................
— — 744,084 —
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 275,754,938 $ 7,535,070,218 $ 993,937,482 $ 4,669,245,967
See notes to financial statements.

Statements of Operations
(continued)
Year Ended October 31, 2025

Statements of Operations
Treasury Trust
Fund MuniCash
INVESTMENT INCOME – –
Interest — unaffiliated ............................................................................... $ 6,683,086,070 $ 104,436,014
Total investment income ...............................................................................
6,683,086,070 104,436,014
EXPENSES
Management ..................................................................................... 278,579,998 11,045,488
Service and distribution — class specific .................................................................. 13,188,925 —
Transfer agent .................................................................................... 1,623,243 38,697
Professional ..................................................................................... 619,939 99,387
Trustees and Officer ................................................................................ 467,168 35,569
Custodian ....................................................................................... 360,567 34,453
Registration ..................................................................................... 209,845 137,262
Printing and postage ............................................................................... 81,429 29,783
Offering ........................................................................................ 33,262 —
Miscellaneous .................................................................................... 481,733 48,736
Total expenses excluding interest expense ...................................................................
295,646,109 11,469,375
Interest expense .................................................................................. — 46,317
Total expenses .....................................................................................
295,646,109 11,515,692
Less: – –
Fees waived and/or reimbursed by the Manager ............................................................. (21,618,661) (3,413,810)
Service and distribution fees waived and/or reimbursed — class specific ............................................. (52,823) —
Total ex penses after fees waived and/or reimbursed ............................................................
273,974,625 8,101,882
Net investment income ................................................................................
6,409,111,445 96,334,132
REALIZED AND UNREALIZED GAIN (LOSS) $ 24,003,200 $ 1,080
Net realized gain from investments ..................................................................... 24,003,200 1,080
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 6,433,114,645 $ 96,335,212
See notes to financial statements.

Statements of Changes in Net Assets

2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Select Treasury Based Liquidity
Fund FedFund
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 274,180,530 $ 295,948,960 $ 7,527,780,700 $ 7,882,292,162
Net realized gain ................................................ 1,574,408 1,095,224 7,289,518 7,144,533
Net increase in net assets resulting from operations ...........................
275,754,938 297,044,184 7,535,070,218 7,889,436,695
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (265,286,967) (290,783,861) (6,561,271,672) (6,730,691,875)
Administration ................................................. (1,244,901) (1,560,845) (317,314,135) (399,697,933)
Bancroft Capital ................................................ — (1,994) — —
Cabrera Capital Markets .......................................... — (1,970) — —
Capital ...................................................... — — (13,446,153) (6,622,512)
Cash Management .............................................. (279,741) (411,123) (24,795,790) (30,287,836)
Cash Reserve ................................................. — — (166,778,674) (189,929,180)
Dollar ....................................................... (573,675) (615,807) (170,092,586) (198,757,655)
Great Pacific .................................................. — (2,203) (2,186) (554)
Mischler Financial Group .......................................... (1,267,841) (1,205,224) (96,030,877) (115,894,747)
Penserra ..................................................... — (22,246) (146,274) (1,108)
Premier ...................................................... — — (155,793,850) (181,769,104)
Private Client .................................................. — — (6,360) (9,745)
Select ....................................................... — — (13,916,295) (14,628,487)
Stern Brothers ................................................. (4,354,884) (2,823) (2,745,677) (3,201,468)
Tigress ...................................................... (1,187,010) (1,344,862) (3,882,132) (6,523,018)
WestCap ..................................................... — — (2,775,989) (5,110,026)
Decrease in net assets resulting from distributions to shareholders .................
(274,195,019) (295,952,958) (7,528,998,650) (7,883,125,248)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
690,395,759 (565,083,289) 12,338,042,569 33,061,051,715
NET ASSETS
Total increase (decrease) in net assets ................................... 691,955,678 (563,992,063) 12,344,114,137 33,067,363,162
Beginning of year ..................................................
5,485,003,715 6,048,995,778 177,508,609,419 144,441,246,257
End of year ......................................................
$ 6,176,959,393 $ 5,485,003,715 $ 189,852,723,556 $ 177,508,609,419
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
TempCash T-Fund
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 993,178,005 $ 866,328,318 $ 4,664,072,475 $ 5,295,191,487
Net realized gain ................................................ 15,393 35,573 5,173,492 5,228,490
Net change in unrealized appreciation (depreciation) ........................ 744,084 3,445,466 — —
Net increase in net assets resulting from operations ...........................
993,937,482 869,809,357 4,669,245,967 5,300,419,977
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (957,348,462) (837,058,306) (4,263,323,418) (4,884,917,923)
Administration ................................................. — — (223,846,590) (222,953,309)
Capital ...................................................... (66,019) — (14,492,916) (11,892,280)
Cash Management .............................................. — — (40,092,742) (37,741,814)
Cash Reserve ................................................. — — (2,301,526) (3,244,188)
Dollar ....................................................... (1,299,385) (1,050,393) (55,246,915) (59,269,781)
Great Pacific .................................................. (34,461,549) (28,217,684) — —
Premier ...................................................... (1,591) (1,935) (64,964,841) (74,987,360)
Select ....................................................... — — (691,014) (1,102,093)
Decrease in net assets resulting from distributions to shareholders .................
(993,177,006) (866,328,318) (4,664,959,962) (5,296,108,748)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
4,391,210,255 7,297,402,374 8,526,599,121 14,710,788,263
NET ASSETS
Total increase in net assets ........................................... 4,391,970,731 7,300,883,413 8,530,885,126 14,715,099,492
Beginning of year ..................................................
20,856,481,189 13,555,597,776 110,323,899,544 95,608,800,052
End of year ......................................................
$ 25,248,451,920 $ 20,856,481,189 $ 118,854,784,670 $ 110,323,899,544
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
Treasury Trust Fund MuniCash
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 6,409,111,445 $ 5,960,740,234 $ 96,334,132 $ 104,371,674
Net realized gain ................................................ 24,003,200 14,784,690 1,080 113,930
Net change in unrealized appreciation (depreciation) ........................ — — — 162,042
Net increase in net assets resulting from operations ...........................
6,433,114,645 5,975,524,924 96,335,212 104,647,646
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (6,178,401,548) (5,758,661,642) (96,334,132) (104,328,401)
Administration ................................................. (37,537,773) (27,602,502) — —
Capital ...................................................... (62,605,225) (37,202,009) — —
Cash Management .............................................. (252,815) (404,861) — —
Cash Reserve ................................................. (3,872,277) (7,189,521) — —
DLT Shares ................................................... (714) — — —
Dollar ....................................................... (146,399,154) (131,015,210) — (51,200)
Select ....................................................... (8,888,274) (9,658,402) — —
Decrease in net assets resulting from distributions to shareholders .................
(6,437,957,780) (5,971,734,147) (96,334,132) (104,379,601)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
31,591,894,478 28,308,659,158 (505,391,758) (547,785,910)
NET ASSETS
Total increase (decrease) in net assets ................................... 31,587,051,343 28,312,449,935 (505,390,678) (547,517,865)
Beginning of year ..................................................
129,144,801,130 100,832,351,195 3,994,911,196 4,542,429,061
End of year ......................................................
$ 160,731,852,473 $ 129,144,801,130 $ 3,489,520,518 $ 3,994,911,196
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Select Treasury Based Liquidity Fund
Institutional
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0420  0 .0516  0 .0456  0 .0077  0 .0000
(a)
Net realized and unrealized gain (loss) ...........................
0 .0000
(a)
( 0 .0001 )
(b)
0 .0000
(a)
0 .0007
(b)
0 .0001
Net increase from investment operations ........................... 0.0420  0.0515  0.0456  0.0084  0.0001
Distributions
(c)
– – – – –
From net investment income ................................. ( 0 .0418 ) ( 0 .0515 ) ( 0 .0456 ) ( 0 .0084 ) ( 0 .0000 )
(d)
From net realized gain ...................................... ( 0 .0002 ) ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ........................................... (0.0420) (0.0515) (0.0456) (0.0084) (0.0001)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................................... 4.28% 5.28% 4.66% 0.85% 0.02%
Ratios to Average Net Assets
Total expen ses ............................................
0.21% 0.22% 0.23% 0.22% 0.23%
Total expenses after fees waived and/or reimbursed ...................
0.17% 0.17% 0.17% 0.13% 0.09%
Net investment income ......................................
4.20% 5.16% 4.56% 0.77% 0.00%
(f)
Supplemental Data
Net assets, end of year (000) ................................... $ 5,904,810  $ 5,358,073  $ 5,944,451  $ 5,117,999  $ 4,912,973
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Select Treasury Based Liquidity Fund
Administration
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................................
0 .0411  0 .0503  0 .0452  0 .0043  0 .0000
(a)
Net realized and unrealized gain (loss) ..........................
( 0 .0001 )
(b)
0 .0002  ( 0 .0006 )
(b)
0 .0035
(b)
0 .0001
Net increase from investment operations .......................... 0.0410  0.0505  0.0446  0.0078  0.0001
Distributions
(c)
– – – – –
From net investment income ................................ ( 0 .0408 ) ( 0 .0505 ) ( 0 .0446 ) ( 0 .0078 ) ( 0 .0000 )
(d)
From net realized gain ..................................... ( 0 .0002 ) ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions .......................................... (0.0410) (0.0505) (0.0446) (0.0078) (0.0001)
Net asset value, end of year ................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................................... 4.18% 5.17% 4.55% 0.78% 0.02%
Ratios to Average Net Assets
Total expen ses ...........................................
0.32% 0.32% 0.33% 0.32% 0.33%
Total expenses after fees waived and/or reimbursed ..................
0.27% 0.27% 0.27% 0.15% 0.08%
Net investment income .....................................
4.11% 5.03% 4.52% 0.43% 0.00%
(f)
Supplemental Data
Net assets, end of year (000) .................................. $ 24,274  $ 49,572  $ 31,594  $ 24,112  $ 87,091
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Select Treasury Based Liquidity Fund
Cash Management
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0370  0 .0466  0 .0399  0 .0051  0 .0000
(a)
Net realized and unrealized gain (loss) ...........................
0 .0000
(a)
( 0 .0001 )
(b)
0 .0007  0 .0006
(b)
0 .0001
Net increase from investment operations ........................... 0.0370  0.0465  0.0406  0.0057  0.0001
Distributions
(c)
– – – – –
From net investment income ................................. ( 0 .0369 ) ( 0 .0465 ) ( 0 .0406 ) ( 0 .0057 ) ( 0 .0000 )
(d)
From net realized gain ...................................... ( 0 .0001 ) ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ........................................... (0.0370) (0.0465) (0.0406) (0.0057) (0.0001)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................................... 3.76% 4.76% 4.14% 0.57% 0.02%
Ratios to Average Net Assets
Total expen ses ............................................
0.72% 0.72% 0.73% 0.72% 0.73%
Total expenses after fees waived and/or reimbursed ...................
0.67% 0.67% 0.67% 0.39% 0.08%
Net investment income ......................................
3.70% 4.66% 3.99% 0.51% 0.00%
(f)
Supplemental Data
Net assets, end of year (000) ................................... $ 7,411  $ 7,577  $ 9,810  $ 14,435  $ 10,191
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Select Treasury Based Liquidity Fund
Dollar
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................................
0 .0395  0 .0492  0 .0446  0 .0084  0 .0000
(a)
Net realized and unrealized gain (loss) ..........................
0 .0000
(a)
( 0 .0001 )
(b)
( 0 .0015 )
(b)
( 0 .0015 ) 0 .0001
Net increase from investment operations .......................... 0.0395  0.0491  0.0431  0.0069  0.0001
Distributions
(c)
– – – – –
From net investment income ................................ ( 0 .0394 ) ( 0 .0491 ) ( 0 .0431 ) ( 0 .0069 ) ( 0 .0000 )
(d)
From net realized gain ..................................... ( 0 .0001 ) ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions .......................................... (0.0395) (0.0491) (0.0431) (0.0069) (0.0001)
Net asset value, end of year ................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................................... 4.02% 5.02% 4.40% 0.70% 0.02%
Ratios to Average Net Assets
Total expen ses ...........................................
0.46% 0.47% 0.48% 0.47% 0.48%
Total expenses after fees waived and/or reimbursed ..................
0.42% 0.42% 0.42% 0.29% 0.09%
Net investment income .....................................
3.95% 4.92% 4.46% 0.84% 0.00%
(f)
Supplemental Data
Net assets, end of year (000) .................................. $ 8,265  $ 14,422  $ 23,416  $ 15,765  $ 10,977
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Select Treasury Based Liquidity Fund
Mischler Financial Group
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period ......................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..................................................
0 .0423  0 .0508  0 .0482  0 .0089
Net realized and unrealized gain (loss) ........................................
( 0 .0003 )
(b)
0 .0007  ( 0 .0026 )
(b)
( 0 .0005 )
Net increase from investment operations ........................................ 0.0420  0.0515  0.0456  0.0084
Distributions
(c)
– – – –
From net investment income .............................................. ( 0 .0418 ) ( 0 .0515 ) ( 0 .0456 ) ( 0 .0084 )
From net realized gain ................................................... ( 0 .0002 ) ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
Total distributions ........................................................ (0.0420) (0.0515) (0.0456) (0.0084)
Net asset value, end of period .............................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................................................. 4.28% 5.28% 4.66% 0.85%
(f)
Ratios to Average Net Assets
Total expen ses .........................................................
0.22% 0.22% 0.23% 0.22%
(g)
Total expenses after fees waived and/or reimbursed ................................
0.17% 0.17% 0.17% 0.17%
(g)
Net investment income ...................................................
4.23% 5.08% 4.82% 0.89%
(g)
Supplemental Data
Net assets, end of period (000) .............................................. $ 5,987  $ 30,050  $ 10,519  $ 5,120
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Select Treasury Based Liquidity Fund
Stern Brothers
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
08/01/22
(a)
to 10/31/22
Net asset value, beginning of period .......................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...................................................
0 .0412  0 .0515  0 .0443  0 .0058
Net realized and unrealized gain (loss) .........................................
0 .0008  0 .0000
(b)
0 .0013  ( 0 .0000 )
(c)
Net increase from investment operations ......................................... 0.0420  0.0515  0.0456  0.0058
Distributions
(d)
– – – –
From net investment income ............................................... ( 0 .0418 ) ( 0 .0515 ) ( 0 .0456 ) ( 0 .0058 )
From net realized gain .................................................... ( 0 .0002 ) ( 0 .0000 )
(c)
—  —
Total distributions ......................................................... (0.0420) (0.0515) (0.0456) (0.0058)
Net asset value, end of period ............................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ................................................... 4.28% 5.28% 4.66% 0.58%
(f)
Ratios to Average Net Assets
Total expen ses ..........................................................
0.21% 0.22% 0.23% 0.23%
(g)
Total expenses after fees waived and/or reimbursed .................................
0.17% 0.17% 0.17% 0.17%
(g)
Net investment income ....................................................
4.12% 5.15% 4.43% 2.31%
(g)
Supplemental Data
Net assets, end of period (000) ............................................... $ 200,141  $ 56  $ 53  $ 50
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Select Treasury Based Liquidity Fund
Tigress
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
09/30/22
(a)
to 10/31/22
Net asset value, beginning of period .......................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...................................................
0 .0419  0 .0516  0 .0488  0 .0026
Net realized and unrealized gain (loss) .........................................
0 .0001  ( 0 .0001 )
(b)
( 0 .0032 )
(b)
( 0 .0004 )
Net increase from investment operations ......................................... 0.0420  0.0515  0.0456  0.0022
Distributions
(c)
– – – –
From net investment income ............................................... ( 0 .0418 ) ( 0 .0515 ) ( 0 .0456 ) ( 0 .0022 )
From net realized gain .................................................... ( 0 .0002 ) ( 0 .0000 )
(d)
—  —
Total distributions ......................................................... (0.0420) (0.0515) (0.0456) (0.0022)
Net asset value, end of period ............................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ................................................... 4.28% 5.28% 4.66% 0.22%
(f)
Ratios to Average Net Assets
Total expen ses ..........................................................
0.22% 0.22% 0.23% 0.25%
(g)
Total expenses after fees waived and/or reimbursed .................................
0.17% 0.17% 0.17% 0.17%
(g)
Net investment income ....................................................
4.19% 5.16% 4.88% 2.91%
(g)
Supplemental Data
Net assets, end of period (000) ............................................... $ 26,071  $ 25,254  $ 28,193  $ 3,051
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

FedFund
Institutional
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0424  0 .0516  0 .0468  0 .0084  0 .0002
Net realized and unrealized gain (loss) ............................
0 .0000
(a)
0 .0001  ( 0 .0005 ) 0 .0006
(b)
0 .0001
Net increase from investment operations ............................ 0.0424  0.0517  0.0463  0.0090  0.0003
Distributions
(c)
– – – – –
From net investment income .................................. ( 0 .0424 ) ( 0 .0517 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0002 )
From net realized gain ....................................... —  ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ............................................ (0.0424) (0.0517) (0.0463) (0.0090) (0.0003)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................................... 4.32% 5.29% 4.73% 0.90% 0.03%
Ratios to Average Net Assets
Total expen ses .............................................
0.18% 0.18% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ....................
0.17% 0.17% 0.17% 0.13% 0.08%
Net investment income .......................................
4.24% 5.16% 4.68% 0.84% 0.02%
Supplemental Data
Net assets, end of year (000) .................................... $ 164,888,886  $ 152,727,713  $ 122,363,197  $ 111,196,831  $ 127,458,227
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Administration
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0414  0 .0507  0 .0431  0 .0116  0 .0002
Net realized and unrealized gain (loss) ............................
0 .0000
(a)
0 .0000
(a)
0 .0022
(b)
( 0 .0032 ) 0 .0001
Net increase from investment operations ............................ 0.0414  0.0507  0.0453  0.0084  0.0003
Distributions
(c)
– – – – –
From net investment income .................................. ( 0 .0414 ) ( 0 .0507 ) ( 0 .0453 ) ( 0 .0084 ) ( 0 .0002 )
From net realized gain ....................................... —  ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ............................................ (0.0414) (0.0507) (0.0453) (0.0084) (0.0003)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................................... 4.22% 5.19% 4.63% 0.84% 0.03%
Ratios to Average Net Assets
Total expen ses .............................................
0.28% 0.28% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ....................
0.27% 0.27% 0.27% 0.25% 0.08%
Net investment income .......................................
4.14% 5.07% 4.31% 1.16% 0.02%
Supplemental Data
Net assets, end of year (000) .................................... $ 7,988,749  $ 7,725,784  $ 7,965,006  $ 22,812,396  $ 3,021,092
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

FedFund
Capital
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0418  0 .0506  0 .0448  0 .0003  0 .0002
Net realized and unrealized gain ................................
0 .0001  0 .0006  0 .0012
(a)
0 .0085
(a)
0 .0001
Net increase from investment operations ............................ 0.0419  0.0512  0.0460  0.0088  0.0003
Distributions
(b)
– – – – –
From net investment income .................................. ( 0 .0419 ) ( 0 .0512 ) ( 0 .0460 ) ( 0 .0088 ) ( 0 .0002 )
From net realized gain ....................................... —  ( 0 .0000 )
(c)
—  ( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ............................................ (0.0419) (0.0512) (0.0460) (0.0088) (0.0003)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ...................................... 4.27% 5.25% 4.70% 0.88% 0.03%
Ratios to Average Net Assets
Total expen ses .............................................
0.23% 0.23% 0.24% 0.24% 0.24%
Total expenses after fees waived and/or reimbursed ....................
0.22% 0.22% 0.21% 0.07% 0.07%
Net investment income .......................................
4.18% 5.06% 4.48% 0.03% 0.02%
Supplemental Data
Net assets, end of year (000) .................................... $ 372,082  $ 277,306  $ 2,588  $ 1,252  $ 25,722,827
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Cash Management
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0374  0 .0467  0 .0412  0 .0062  0 .0002
Net realized and unrealized gain (loss) ............................
0 .0000
(a)
0 .0000
(a)
0 .0001
(b)
( 0 .0000 )
(c)
0 .0001
Net increase from investment operations ............................ 0.0374  0.0467  0.0413  0.0062  0.0003
Distributions
(d)
– – – – –
From net investment income .................................. ( 0 .0374 ) ( 0 .0467 ) ( 0 .0413 ) ( 0 .0062 ) ( 0 .0002 )
From net realized gain ....................................... —  ( 0 .0000 )
(c)
—  ( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ............................................ (0.0374) (0.0467) (0.0413) (0.0062) (0.0003)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................................... 3.81% 4.77% 4.21% 0.62% 0.03%
Ratios to Average Net Assets
Total expen ses .............................................
0.68% 0.68% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ....................
0.67% 0.67% 0.67% 0.42% 0.08%
Net investment income .......................................
3.74% 4.67% 4.12% 0.62% 0.02%
Supplemental Data
Net assets, end of year (000) .................................... $ 693,639  $ 658,764  $ 718,126  $ 695,591  $ 590,584
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

FedFund
Cash Reserve
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0384  0 .0477  0 .0418  0 .0063  0 .0002
Net realized and unrealized gain ................................
0 .0000
(a)
0 .0000
(a)
0 .0005
(b)
0 .0004
(b)
0 .0001
Net increase from investment operations ............................ 0.0384  0.0477  0.0423  0.0067  0.0003
Distributions
(c)
– – – – –
From net investment income .................................. ( 0 .0384 ) ( 0 .0477 ) ( 0 .0423 ) ( 0 .0067 ) ( 0 .0002 )
From net realized gain ....................................... —  ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ............................................ (0.0384) (0.0477) (0.0423) (0.0067) (0.0003)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................................... 3.91% 4.87% 4.32% 0.67% 0.03%
Ratios to Average Net Assets
Total expen ses .............................................
0.58% 0.58% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ....................
0.57% 0.57% 0.57% 0.35% 0.08%
Net investment income .......................................
3.84% 4.77% 4.18% 0.63% 0.02%
Supplemental Data
Net assets, end of year (000) .................................... $ 4,611,472  $ 4,143,595  $ 4,048,351  $ 5,181,757  $ 5,518,536
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Dollar
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0399  0 .0492  0 .0439  0 .0080  0 .0002
Net realized and unrealized gain (loss) ............................
0 .0000
(a)
0 .0000
(a)
( 0 .0001 ) ( 0 .0005 ) 0 .0001
Net increase from investment operations ............................ 0.0399  0.0492  0.0438  0.0075  0.0003
Distributions
(b)
– – – – –
From net investment income .................................. ( 0 .0399 ) ( 0 .0492 ) ( 0 .0438 ) ( 0 .0075 ) ( 0 .0002 )
From net realized gain ....................................... —  ( 0 .0000 )
(c)
—  ( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ............................................ (0.0399) (0.0492) (0.0438) (0.0075) (0.0003)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ...................................... 4.06% 5.03% 4.47% 0.75% 0.03%
Ratios to Average Net Assets
Total expen ses .............................................
0.43% 0.43% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ....................
0.42% 0.42% 0.42% 0.29% 0.08%
Net investment income .......................................
3.99% 4.92% 4.39% 0.80% 0.02%
Supplemental Data
Net assets, end of year (000) .................................... $ 3,799,247  $ 4,043,250  $ 3,987,319  $ 3,653,256  $ 2,863,692
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

FedFund
Great Pacific
Year Ended
10/31/25
Period from
08/12/24
(a)
to 10/31/24
Net asset value, beginning of period ........................................................................ $ 1.00  $ 1.00
Net investment income .................................................................................
0 .0424  0 .0110
Net realized gain .....................................................................................
0 .0000
(b)
0 .0000
(b)
Net increase from investment operations ....................................................................... 0.0424  0.0110
Distributions from net investment income
(c)
................................................................... (0.0424) (0.0110)
Net asset value, end of period ............................................................................. $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ................................................................................. 4.32% 1.11%
(e)
Ratios to Average Net Assets
Total expen ses ........................................................................................
0.18% 0.18%
(f)
Total expenses after fees waived and/or reimbursed ...............................................................
0.17% 0.17%
(f)
Net investment income ..................................................................................
4.24% 4.99%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 53  $ 51
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Mischler Financial Group
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Period from
01/22/21
(a)
to 10/31/21
Net asset value, beginning of period ............................ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0426  0 .0517  0 .0489  0 .0081  0 .0001
Net realized and unrealized gain (loss) ...........................
( 0 .0002 )
(b)
0 .0000
(c)
( 0 .0026 ) 0 .0009
(b)
0 .0001
Net increase from investment operations ........................... 0.0424  0.0517  0.0463  0.0090  0.0002
Distributions
(d)
– – – – –
From net investment income ................................. ( 0 .0424 ) ( 0 .0517 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0001 )
From net realized gain ...................................... —  ( 0 .0000 )
(e)
—  ( 0 .0000 )
(e)
( 0 .0001 )
Total distributions ........................................... (0.0424) (0.0517) (0.0463) (0.0090) (0.0002)
Net asset value, end of period ................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value ..................................... 4.32% 5.29% 4.73% 0.90% 0.02%
(g)
Ratios to Average Net Assets
Total expen ses ............................................
0.18% 0.18% 0.19% 0.19% 0.19%
(h)
Total expenses after fees waived and/or reimbursed ...................
0.17% 0.17% 0.17% 0.13% 0.05%
(h)
Net investment income ......................................
4.26% 5.17% 4.89% 0.81% 0.03%
(h)
Supplemental Data
Net assets, end of period (000) ................................. $ 3,349,993  $ 3,113,093  $ 2,018,045  $ 673,842  $ 1,636,430
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

FedFund
Penserra
Year Ended
10/31/25
Period from
08/12/24
(a)
to 10/31/24
Net asset value, beginning of period ........................................................................ $ 1.00  $ 1.00
Net investment income .................................................................................
0 .0421  0 .0110
Net realized and unrealized gain ...........................................................................
0 .0003  0 .0000
Net increase from investment operations ....................................................................... 0.0424  0.0110
Distributions from net investment income
(b)
................................................................... (0.0424) (0.0110)
Net asset value, end of period ............................................................................. $ 1.00  $ 1.00
Total Return
(c)
Based on net asset value ................................................................................. 4.32% 1.11%
(d)
Ratios to Average Net Assets
Total expen ses ........................................................................................
0.18% 0.18%
(e)
Total expenses after fees waived and/or reimbursed ...............................................................
0.17% 0.17%
(e)
Net investment income ..................................................................................
4.21% 4.99%
(e)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 105  $ 101
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Premier
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................................
0 .0424  0 .0516  0 .0466  0 .0208  0 .0002
Net realized and unrealized gain (loss) ..........................
( 0 .0000 )
(a) (b)
0 .0001  ( 0 .0003 ) ( 0 .0118 ) 0 .0001
Net increase from investment operations .......................... 0.0424  0.0517  0.0463  0.0090  0.0003
Distributions
(c)
– – – – –
From net investment income ................................ ( 0 .0424 ) ( 0 .0517 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0002 )
From net realized gain ..................................... —  ( 0 .0000 )
(a)
—  ( 0 .0000 )
(a)
( 0 .0001 )
Total distributions .......................................... (0.0424) (0.0517) (0.0463) (0.0090) (0.0003)
Net asset value, end of year ................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value .................................... 4.32% 5.29% 4.73% 0.90% 0.03%
Ratios to Average Net Assets
Total expen ses ...........................................
0.18% 0.18% 0.19% 0.18% 0.19%
Total expenses after fees waived and/or reimbursed ..................
0.17% 0.17% 0.17% 0.17% 0.06%
Net investment income .....................................
4.24% 5.16% 4.66% 2.09% 0.02%
Supplemental Data
Net assets, end of year (000) .................................. $ 3,617,470  $ 3,911,216  $ 2,879,645  $ 1,429,878  $ 18,892
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

FedFund
Private Client
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0373  0 .0467  0 .0412  0 .0061  0 .0002
Net realized and unrealized gain (loss) ...........................
0 .0000
(a)
( 0 .0001 )
(b)
( 0 .0000 )
(c)
0 .0001
(b)
0 .0001
Net increase from investment operations ........................... 0.0373  0.0466  0.0412  0.0062  0.0003
Distributions
(d)
– – – – –
From net investment income ................................. ( 0 .0373 ) ( 0 .0466 ) ( 0 .0412 ) ( 0 .0062 ) ( 0 .0002 )
From net realized gain ...................................... —  ( 0 .0000 )
(c)
—  ( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ........................................... (0.0373) (0.0466) (0.0412) (0.0062) (0.0003)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................................... 3.80% 4.76% 4.20% 0.62% 0.03%
Ratios to Average Net Assets
Total expen ses ............................................
1.03% 1.03% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ...................
0.68% 0.68% 0.68% 0.42% 0.08%
Net investment income ......................................
3.73% 4.67% 4.12% 0.61% 0.02%
Supplemental Data
Net assets, end of year (000) ................................... $ 186  $ 160  $ 250  $ 253  $ 252
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Select
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0341  0 .0434  0 .0365  0 .0042  0 .0002
Net realized and unrealized gain ................................
0 .0000
(a)
0 .0000
(a)
0 .0015
(b)
0 .0005
(b)
0 .0001
Net increase from investment operations ............................ 0.0341  0.0434  0.0380  0.0047  0.0003
Distributions
(c)
– – – – –
From net investment income .................................. ( 0 .0341 ) ( 0 .0434 ) ( 0 .0380 ) ( 0 .0047 ) ( 0 .0002 )
From net realized gain ....................................... —  ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ............................................ (0.0341) (0.0434) (0.0380) (0.0047) (0.0003)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................................... 3.46% 4.43% 3.87% 0.47% 0.03%
Ratios to Average Net Assets
Total expen ses .............................................
1.03% 1.03% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ....................
1.00% 1.00% 1.00% 0.50% 0.08%
Net investment income .......................................
3.41% 4.34% 3.65% 0.42% 0.02%
Supplemental Data
Net assets, end of year (000) .................................... $ 371,874  $ 335,419  $ 325,700  $ 657,779  $ 727,352
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

FedFund
Stern Brothers
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
08/01/22
(a)
to 10/31/22
Net asset value, beginning of period .......................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...................................................
0 .0450  0 .0491  0 .0513  0 .0060
Net realized and unrealized gain (loss) .........................................
( 0 .0026 )
(b)
0 .0026  ( 0 .0050 ) ( 0 .0000 )
(c)
Net increase from investment operations ......................................... 0.0424  0.0517  0.0463  0.0060
Distributions
(d)
– – – –
From net investment income ............................................... ( 0 .0424 ) ( 0 .0517 ) ( 0 .0463 ) ( 0 .0060 )
From net realized gain .................................................... —  ( 0 .0000 )
(c)
—  —
Total distributions ......................................................... (0.0424) (0.0517) (0.0463) (0.0060)
Net asset value, end of period ............................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ................................................... 4.32% 5.29% 4.73% 0.60%
(f)
Ratios to Average Net Assets
Total expen ses ..........................................................
0.18% 0.18% 0.18% 0.18%
(g)
Total expenses after fees waived and/or reimbursed .................................
0.17% 0.17% 0.17% 0.17%
(g)
Net investment income ....................................................
4.50% 4.91% 5.13% 2.37%
(g)
Supplemental Data
Net assets, end of period (000) ............................................... $ 9,961  $ 409,802  $ 27  $ 50
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Tigress
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
09/30/22
(a)
to 10/31/22
Net asset value, beginning of period .......................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...................................................
0 .0423  0 .0518  0 .0494  0 .0025
Net realized and unrealized gain (loss) .........................................
0 .0001  ( 0 .0001 )
(b)
( 0 .0031 ) ( 0 .0002 )
Net increase from investment operations ......................................... 0.0424  0.0517  0.0463  0.0023
Distributions
(c)
– – – –
From net investment income ............................................... ( 0 .0424 ) ( 0 .0517 ) ( 0 .0463 ) ( 0 .0023 )
From net realized gain .................................................... —  ( 0 .0000 )
(d)
—  —
Total distributions ......................................................... (0.0424) (0.0517) (0.0463) (0.0023)
Net asset value, end of period ............................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ................................................... 4.32% 5.29% 4.73% 0.23%
(f)
Ratios to Average Net Assets
Total expen ses ..........................................................
0.18% 0.18% 0.18% 0.19%
(g)
Total expenses after fees waived and/or reimbursed .................................
0.17% 0.17% 0.17% 0.17%
(g)
Net investment income ....................................................
4.23% 5.18% 4.97% 2.87%
(g)
Supplemental Data
Net assets, end of period (000) ............................................... $ 98,558  $ 83,692  $ 29,732  $ 2,050
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
FedFund
WestCap
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
08/12/22
(a)
to 10/31/22
Net asset value, beginning of period .......................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...................................................
0 .0426  0 .0517  0 .0501  0 .0054
Net realized and unrealized gain (loss) .........................................
( 0 .0002 )
(b)
0 .0000
(c)
( 0 .0038 ) ( 0 .0000 )
(d)
Net increase from investment operations ......................................... 0.0424  0.0517  0.0463  0.0054
Distributions
(e)
– – – –
From net investment income ............................................... ( 0 .0424 ) ( 0 .0517 ) ( 0 .0463 ) ( 0 .0054 )
From net realized gain .................................................... —  ( 0 .0000 )
(d)
—  —
Total distributions ......................................................... (0.0424) (0.0517) (0.0463) (0.0054)
Net asset value, end of period ............................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value ................................................... 4.32% 5.29% 4.73% 0.54%
(g)
Ratios to Average Net Assets
Total expen ses ..........................................................
0.18% 0.18% 0.18% 0.18%
(h)
Total expenses after fees waived and/or reimbursed .................................
0.17% 0.17% 0.17% 0.17%
(h)
Net investment income ....................................................
4.26% 5.17% 5.01% 2.42%
(h)
Supplemental Data
Net assets, end of period (000) ............................................... $ 50,449  $ 78,664  $ 103,261  $ 50
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Amount is greater than $(0.00005) per share.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Institutional
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .............................
$ 1.0006  $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0009
Net investment income ....................................
0 .0436  0 .0529  0 .0488  0 .0119  0 .0005
Net realized and unrealized gain (loss) ..........................
0 .0000
(a)
0 .0004  ( 0 .0002 )
(b)
( 0 .0026 ) ( 0 .0003 )
Net increase from investment operations .......................... 0.0436  0.0533  0.0486  0.0093  0.0002
Distributions from net investment income
(c)
...................... (0.0436) (0.0531) (0.0482) (0.0099) (0.0005)
Net asset value, end of year ................................. $ 1.0006  $ 1.0006  $ 1.0004  $ 1.0000  $ 1.0006
Total Return
(d)
Based on net asset value .................................... 4.45%
(e)
5.45% 4.97% 0.94% 0.02%
Ratios to Average Net Assets
Total expen ses ...........................................
0.20% 0.21% 0.22% 0.26% 0.24%
Total expenses after fees waived and/or reimbursed ..................
0.18% 0.18% 0.18% 0.17% 0.17%
Net investment income .....................................
4.36% 5.29% 4.88% 1.19% 0.05%
Supplemental Data
Net assets, end of year (000) .................................. $ 24,402,636  $ 20,034,823  $ 13,151,148  $ 8,658,551  $ 5,786,777
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

TempCash
Capital
Period from
04/14/25
(a)
to 10/31/25
Net asset value, beginning of period ......................................................................................
$ 1.0004
Net investment income ...............................................................................................
0 .0228
Net realized and unrealized gain .........................................................................................
0 .0008
Net increase from investment operations ..................................................................................... 0.0236
Distributions from net investment income
(b)
................................................................................. (0.0234)
Net asset value, end of period ........................................................................................... $ 1.0006
Total Return
(c)
Based on net asset value ............................................................................................... 2.38%
(d) (e)
Ratios to Average Net Assets
Total expen ses ......................................................................................................
0.25%
(f)
Total expenses after fees waived and/or reimbursed .............................................................................
0.23%
(f)
Net investment income ................................................................................................
4.15%
(f)
Supplemental Data
Net assets, end of period (000) ........................................................................................... $ 10,548
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Dollar
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ............................
$ 1.0007  $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0009
Net investment income ...................................
0 .0425  0 .0513  0 .0459  0 .0084  ( 0 .0000 )
(a)
Net realized and unrealized gain (loss) .........................
( 0 .0005 )
(b)
0 .0013  0 .0003  ( 0 .0006 ) ( 0 .0001 )
Net increase (decrease) from investment operations ................. 0.0420  0.0526  0.0462  0.0078  (0.0001)
Distributions from net investment income
(c)
..................... (0.0420) (0.0523) (0.0458) (0.0084) (0.0002)
Net asset value, end of year ................................ $ 1.0007  $ 1.0007  $ 1.0004  $ 1.0000  $ 1.0006
Total Return
(d)
Based on net asset value ................................... 4.28%
(e)
5.39% 4.72% 0.78% (0.01)%
Ratios to Average Net Assets
Total expen ses ..........................................
0.35% 0.24% 0.47% 0.51% 0.50%
Total expenses after fees waived and/or reimbursed .................
0.33% 0.21% 0.42% 0.33% 0.20%
Net investment income ....................................
4.25% 5.17% 4.59% 0.84% (0.00)%
(f)
Supplemental Data
Net assets, end of year (000) ................................. $ 26,028  $ 46,896  $ 19  $ 18  $ 18
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Amount is greater than (0.005)%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

TempCash
Great Pacific
Year Ended
10/31/25
Year Ended
10/31/24
Period from
01/23/23
(a)
to 10/31/23
Net asset value, beginning of period ........................................................
$ 1.0005  $ 1.0003  $ 1.0004
Net investment income .................................................................
0 .0436  0 .0527  0 .0387
Net realized and unrealized gain ...........................................................
0 .0000
(b)
0 .0006  0 .0002
Net increase from investment operations ....................................................... 0.0436  0.0533  0.0389
Distributions from net investment income
(c)
................................................... (0.0436) (0.0531) (0.0390)
Net asset value, end of period ............................................................. $ 1.0005  $ 1.0005  $ 1.0003
Total Return
(d)
Based on net asset value ................................................................. 4.45%
(e)
5.45% 3.96%
(f)
Ratios to Average Net Assets
Total expen ses ........................................................................
0.21% 0.21% 0.22%
(g)
Total expenses after fees waived and/or reimbursed ...............................................
0.18% 0.18% 0.18%
(g)
Net investment income ..................................................................
4.36% 5.27% 5.01%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 809,204  $ 774,727  $ 404,394
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Premier
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .............................
$ 1.0006  $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0010
Net investment income ....................................
0 .0436  0 .0530  0 .0482  0 .0099  0 .0005
Net realized and unrealized gain (loss) ..........................
0 .0000
(a)
0 .0002  0 .0004  ( 0 .0006 ) ( 0 .0004 )
Net increase from investment operations .......................... 0.0436  0.0532  0.0486  0.0093  0.0001
Distributions from net investment income
(b)
...................... (0.0436) (0.0530) (0.0482) (0.0099) (0.0005)
Net asset value, end of year ................................. $ 1.0006  $ 1.0006  $ 1.0004  $ 1.0000  $ 1.0006
Total Return
(c)
Based on net asset value .................................... 4.45%
(d)
5.45% 4.97% 0.94% 0.01%
Ratios to Average Net Assets
Total expen ses ...........................................
0.20% 0.21% 0.22% 0.27% 0.25%
Total expenses after fees waived and/or reimbursed ..................
0.18% 0.18% 0.18% 0.17% 0.16%
Net investment income .....................................
4.36% 5.30% 4.82% 0.99% 0.05%
Supplemental Data
Net assets, end of year (000) .................................. $ 37  $ 37  $ 36  $ 36  $ 37
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

T-Fund
Institutional
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0423  0 .0516  0 .0468  0 .0084  0 .0001
Net realized gain (loss) ......................................
0 .0000
(a)
0 .0000
(a)
( 0 .0005 ) 0 .0006
(b)
0 .0001
Net increase from investment operations ............................ 0.0423  0.0516  0.0463  0.0090  0.0002
Distributions
(c)
– – – – –
From net investment income .................................. ( 0 .0423 ) ( 0 .0516 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0001 )
From net realized gain ....................................... —  —  —  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ............................................ (0.0423) (0.0516) (0.0463) (0.0090) (0.0002)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................................... 4.31% 5.29% 4.73% 0.90% 0.02%
Ratios to Average Net Assets
Total expen ses .............................................
0.18% 0.18% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ....................
0.17% 0.17% 0.17% 0.14% 0.08%
Net investment income .......................................
4.23% 5.16% 4.68% 0.84% 0.01%
Supplemental Data
Net assets, end of year (000) .................................... $ 108,985,358  $ 101,661,627  $ 87,613,217  $ 82,703,301  $ 91,031,976
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Administration
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0412  0 .0506  0 .0423  0 .0120  0 .0001
Net realized gain (loss) ......................................
0 .0001  0 .0000
(a)
0 .0030
(b)
( 0 .0037 ) 0 .0001
Net increase from investment operations ............................ 0.0413  0.0506  0.0453  0.0083  0.0002
Distributions
(c)
– – – – –
From net investment income .................................. ( 0 .0413 ) ( 0 .0506 ) ( 0 .0453 ) ( 0 .0083 ) ( 0 .0001 )
From net realized gain ....................................... —  —  —  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ............................................ (0.0413) (0.0506) (0.0453) (0.0083) (0.0002)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................................... 4.21% 5.18% 4.63% 0.84% 0.01%
Ratios to Average Net Assets
Total expen ses .............................................
0.28% 0.28% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ....................
0.27% 0.27% 0.27% 0.27% 0.08%
Net investment income .......................................
4.12% 5.06% 4.23% 1.20% 0.01%
Supplemental Data
Net assets, end of year (000) .................................... $ 5,552,709  $ 4,655,387  $ 3,987,751  $ 15,781,965  $ 504,427
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

T-Fund
Capital
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0416  0 .0510  0 .0480  0 .0001  0 .0001
Net realized gain (loss) ......................................
0 .0002  0 .0001  ( 0 .0022 ) 0 .0086
(a)
0 .0001
Net increase from investment operations ............................ 0.0418  0.0511  0.0458  0.0087  0.0002
Distributions
(b)
– – – – –
From net investment income .................................. ( 0 .0418 ) ( 0 .0511 ) ( 0 .0458 ) ( 0 .0087 ) ( 0 .0001 )
From net realized gain ....................................... —  —  —  ( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ............................................ (0.0418) (0.0511) (0.0458) (0.0087) (0.0002)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ...................................... 4.26% 5.23% 4.68% 0.87% 0.01%
Ratios to Average Net Assets
Total expen ses .............................................
0.23% 0.23% 0.24% 0.24% 0.24%
Total expenses after fees waived and/or reimbursed ....................
0.22% 0.22% 0.22% 0.09% 0.08%
Net investment income .......................................
4.16% 5.10% 4.80% 0.01% 0.01%
Supplemental Data
Net assets, end of year (000) .................................... $ 379,952  $ 275,247  $ 202,286  $ 55,006  $ 27,304,259
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Cash Management
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0372  0 .0465  0 .0411  0 .0059  0 .0001
Net realized gain .........................................
0 .0001  0 .0001  0 .0002
(a)
0 .0003
(a)
0 .0001
Net increase from investment operations ........................... 0.0373  0.0466  0.0413  0.0062  0.0002
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .0373 ) ( 0 .0466 ) ( 0 .0413 ) ( 0 .0062 ) ( 0 .0001 )
From net realized gain ...................................... —  —  —  ( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ........................................... (0.0373) (0.0466) (0.0413) (0.0062) (0.0002)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................................... 3.79% 4.76% 4.21% 0.62% 0.01%
Ratios to Average Net Assets
Total expen ses ............................................
0.68% 0.68% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ...................
0.67% 0.67% 0.67% 0.41% 0.08%
Net investment income ......................................
3.72% 4.65% 4.11% 0.59% 0.00%
(e)
Supplemental Data
Net assets, end of year (000) ................................... $ 1,262,648  $ 1,019,811  $ 915,927  $ 887,139  $ 825,420
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

T-Fund
Cash Reserve
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0383  0 .0477  0 .0417  0 .0033  0 .0001
Net realized gain (loss) ......................................
0 .0000
(a)
( 0 .0001 )
(b)
0 .0006
(b)
0 .0034
(b)
0 .0001
Net increase from investment operations ............................ 0.0383  0.0476  0.0423  0.0067  0.0002
Distributions
(c)
– – – – –
From net investment income .................................. ( 0 .0383 ) ( 0 .0476 ) ( 0 .0423 ) ( 0 .0067 ) ( 0 .0001 )
From net realized gain ....................................... —  —  —  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ............................................ (0.0383) (0.0476) (0.0423) (0.0067) (0.0002)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................................... 3.90% 4.87% 4.32% 0.67% 0.01%
Ratios to Average Net Assets
Total expen ses .............................................
0.58% 0.58% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ....................
0.57% 0.57% 0.57% 0.22% 0.07%
Net investment income .......................................
3.83% 4.77% 4.17% 0.33% 0.01%
Supplemental Data
Net assets, end of year (000) .................................... $ 47,808  $ 49,363  $ 43,531  $ 88,281  $ 482,231
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Dollar
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0397  0 .0491  0 .0438  0 .0071  0 .0001
Net realized gain (loss) ......................................
0 .0001  0 .0000
(a)
( 0 .0000 )
(b)
0 .0003
(c)
0 .0001
Net increase from investment operations ............................ 0.0398  0.0491  0.0438  0.0074  0.0002
Distributions
(d)
– – – – –
From net investment income .................................. ( 0 .0398 ) ( 0 .0491 ) ( 0 .0438 ) ( 0 .0074 ) ( 0 .0001 )
From net realized gain ....................................... —  —  —  ( 0 .0000 )
(b)
( 0 .0001 )
Total distributions ............................................ (0.0398) (0.0491) (0.0438) (0.0074) (0.0002)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................................... 4.05% 5.03% 4.47% 0.75% 0.01%
Ratios to Average Net Assets
Total expen ses .............................................
0.43% 0.43% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ....................
0.42% 0.42% 0.42% 0.29% 0.08%
Net investment income .......................................
3.97% 4.92% 4.38% 0.71% 0.01%
Supplemental Data
Net assets, end of year (000) .................................... $ 1,241,169  $ 1,199,807  $ 1,364,428  $ 1,258,974  $ 1,000,401
(a)
Amount is less than $0.00005 per share.
(b)
Amount is greater than $(0.00005) per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

T-Fund
Premier
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0423  0 .0516  0 .0475  0 .0193  0 .0001
Net realized gain (loss) ......................................
0 .0000
(a)
0 .0000
(a)
( 0 .0012 ) ( 0 .0103 ) 0 .0001
Net increase from investment operations ............................ 0.0423  0.0516  0.0463  0.0090  0.0002
Distributions
(b)
– – – – –
From net investment income .................................. ( 0 .0423 ) ( 0 .0516 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0001 )
From net realized gain ....................................... —  —  —  ( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ............................................ (0.0423) (0.0516) (0.0463) (0.0090) (0.0002)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ...................................... 4.31% 5.29% 4.73% 0.90% 0.02%
Ratios to Average Net Assets
Total expen ses .............................................
0.18% 0.18% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ....................
0.17% 0.17% 0.17% 0.17% 0.06%
Net investment income .......................................
4.22% 5.16% 4.75% 1.95% 0.01%
Supplemental Data
Net assets, end of year (000) .................................... $ 1,373,625  $ 1,443,015  $ 1,431,264  $ 496,172  $ 12,958
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Select
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0340  0 .0435  0 .0400  0 .0031  0 .0001
Net realized gain (loss) ......................................
0 .0000
(a)
( 0 .0002 )
(b)
( 0 .0020 ) 0 .0016
(b)
0 .0001
Net increase from investment operations ............................ 0.0340  0.0433  0.0380  0.0047  0.0002
Distributions
(c)
– – – – –
From net investment income .................................. ( 0 .0340 ) ( 0 .0433 ) ( 0 .0380 ) ( 0 .0047 ) ( 0 .0001 )
From net realized gain ....................................... —  —  —  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ............................................ (0.0340) (0.0433) (0.0380) (0.0047) (0.0002)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................................... 3.45% 4.42% 3.87% 0.47% 0.01%
Ratios to Average Net Assets
Total expen ses .............................................
1.03% 1.03% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ....................
1.00% 1.00% 1.00% 0.52% 0.07%
Net investment income .......................................
3.40% 4.35% 4.00% 0.31% 0.01%
Supplemental Data
Net assets, end of year (000) .................................... $ 11,514  $ 19,643  $ 50,396  $ 21,300  $ 37,798
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

Treasury Trust Fund
Institutional
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0419  0 .0515  0 .0458  0 .0082  0 .0001
Net realized gain .........................................
0 .0002  0 .0003  0 .0001  0 .0001  0 .0001
Net increase from investment operations ........................... 0.0421  0.0518  0.0459  0.0083  0.0002
Distributions
(a)
– – – – –
From net investment income ................................. ( 0 .0419 ) ( 0 .0517 ) ( 0 .0459 ) ( 0 .0083 ) ( 0 .0001 )
From net realized gain ...................................... ( 0 .0002 ) ( 0 .0001 ) ( 0 .0000 )
(b)
( 0 .0000 )
(b)
( 0 .0001 )
Total distributions ........................................... (0.0421) (0.0518) (0.0459) (0.0083) (0.0002)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
Based on net asset value ..................................... 4.29% 5.30% 4.69% 0.84% 0.01%
Ratios to Average Net Assets
Total expen ses ............................................
0.18% 0.18% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ...................
0.17% 0.17% 0.17% 0.14% 0.06%
Net investment income ......................................
4.19% 5.15% 4.58% 0.82% 0.01%
Supplemental Data
Net assets, end of year (000) ................................... $ 154,334,095  $ 123,707,288  $ 97,157,593  $ 106,544,392  $ 98,602,650
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Administration
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0407  0 .0505  0 .0449  0 .0065  0 .0001
Net realized gain .........................................
0 .0004  0 .0003  0 .0000
(a)
0 .0012  0 .0001
Net increase from investment operations ........................... 0.0411  0.0508  0.0449  0.0077  0.0002
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .0409 ) ( 0 .0507 ) ( 0 .0449 ) ( 0 .0077 ) ( 0 .0001 )
From net realized gain ...................................... ( 0 .0002 ) ( 0 .0001 ) ( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ........................................... (0.0411) (0.0508) (0.0449) (0.0077) (0.0002)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................................... 4.19% 5.19% 4.58% 0.77% 0.01%
Ratios to Average Net Assets
Total expen ses ............................................
0.28% 0.28% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ...................
0.27% 0.27% 0.27% 0.19% 0.07%
Net investment income ......................................
4.07% 5.05% 4.49% 0.65% 0.01%
Supplemental Data
Net assets, end of year (000) ................................... $ 1,110,406  $ 661,719  $ 442,723  $ 382,956  $ 599,190
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

Treasury Trust Fund
Capital
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0413  0 .0508  0 .0489  0 .0163  0 .0001
Net realized gain (loss) .....................................
0 .0003  0 .0005  ( 0 .0035 )
(a)
( 0 .0083 )
(a)
0 .0001
Net increase from investment operations ........................... 0.0416  0.0513  0.0454  0.0080  0.0002
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .0414 ) ( 0 .0512 ) ( 0 .0454 ) ( 0 .0080 ) ( 0 .0001 )
From net realized gain ...................................... ( 0 .0002 ) ( 0 .0001 ) ( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ........................................... (0.0416) (0.0513) (0.0454) (0.0080) (0.0002)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................................... 4.24% 5.24% 4.63% 0.80% 0.01%
Ratios to Average Net Assets
Total expen ses ............................................
0.23% 0.23% 0.24% 0.24% 0.24%
Total expenses after fees waived and/or reimbursed ...................
0.22% 0.22% 0.22% 0.20% 0.06%
Net investment income ......................................
4.13% 5.08% 4.89% 1.63% 0.01%
Supplemental Data
Net assets, end of year (000) ................................... $ 1,653,614  $ 1,253,391  $ 500,685  $ 27,524  $ 3,299
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Cash Management
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0368  0 .0465  0 .0402  0 .0051  0 .0001
Net realized gain .........................................
0 .0003  0 .0003  0 .0007  0 .0005  0 .0001
Net increase from investment operations ........................... 0.0371  0.0468  0.0409  0.0056  0.0002
Distributions
(a)
– – – – –
From net investment income ................................. ( 0 .0369 ) ( 0 .0467 ) ( 0 .0409 ) ( 0 .0056 ) ( 0 .0001 )
From net realized gain ...................................... ( 0 .0002 ) ( 0 .0001 ) ( 0 .0000 )
(b)
( 0 .0000 )
(b)
( 0 .0001 )
Total distributions ........................................... (0.0371) (0.0468) (0.0409) (0.0056) (0.0002)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
Based on net asset value ..................................... 3.77% 4.77% 4.16% 0.56% 0.01%
Ratios to Average Net Assets
Total expen ses ............................................
0.68% 0.68% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ...................
0.67% 0.67% 0.67% 0.41% 0.08%
Net investment income ......................................
3.68% 4.65% 4.02% 0.51% 0.01%
Supplemental Data
Net assets, end of year (000) ................................... $ 6,326  $ 7,192  $ 5,085  $ 21,330  $ 32,960
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

Treasury Trust Fund
Cash Reserve
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0379  0 .0477  0 .0415  0 .0053  0 .0001
Net realized gain .........................................
0 .0002  0 .0001  0 .0004  0 .0007  0 .0001
Net increase from investment operations ........................... 0.0381  0.0478  0.0419  0.0060  0.0002
Distributions
(a)
– – – – –
From net investment income ................................. ( 0 .0379 ) ( 0 .0477 ) ( 0 .0419 ) ( 0 .0060 ) ( 0 .0001 )
From net realized gain ...................................... ( 0 .0002 ) ( 0 .0001 ) ( 0 .0000 )
(b)
( 0 .0000 )
(b)
( 0 .0001 )
Total distributions ........................................... (0.0381) (0.0478) (0.0419) (0.0060) (0.0002)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
Based on net asset value ..................................... 3.88% 4.88% 4.27% 0.61% 0.01%
Ratios to Average Net Assets
Total expen ses ............................................
0.58% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ...................
0.57% 0.57% 0.57% 0.35% 0.07%
Net investment income ......................................
3.79% 4.77% 4.15% 0.53% 0.01%
Supplemental Data
Net assets, end of year (000) ................................... $ 105,579  $ 103,703  $ 128,272  $ 79,114  $ 97,008
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust
Fund
DLT Shares
Period from
06/27/25
(a)
to 10/31/25
Net asset value, beginning of period ....................................................................................... $ 1.00
Net investment income ................................................................................................
0 .0142
Net realized gain ....................................................................................................
0 .0000
(b)
Net increase from investment operations ...................................................................................... 0.0142
Distributions
(c)
–
From net investment income ............................................................................................ ( 0 .0142 )
From net realized gain ................................................................................................. ( 0 .0000 )
(d)
Total distributions ...................................................................................................... (0.0142)
Net asset value, end of period ............................................................................................ $ 1.00
Total Return
(e)
Based on net asset value ................................................................................................ 1.43%
(f)
Ratios to Average Net Assets
Total expen ses .......................................................................................................
0.18%
(g)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.17%
(g)
Net investment income .................................................................................................
4.07%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 51
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

Treasury Trust Fund
Dollar
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0396  0 .0491  0 .0447  0 .0073  0 .0001
Net realized gain (loss) .....................................
0 .0001  0 .0003  ( 0 .0011 )
(a)
( 0 .0003 )
(a)
0 .0001
Net increase from investment operations ........................... 0.0397  0.0494  0.0436  0.0070  0.0002
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .0395 ) ( 0 .0493 ) ( 0 .0436 ) ( 0 .0070 ) ( 0 .0001 )
From net realized gain ...................................... ( 0 .0002 ) ( 0 .0001 ) ( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ........................................... (0.0397) (0.0494) (0.0436) (0.0070) (0.0002)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................................... 4.04% 5.04% 4.44% 0.70% 0.01%
Ratios to Average Net Assets
Total expen ses ............................................
0.42% 0.43% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ...................
0.41% 0.41% 0.40% 0.27% 0.07%
Net investment income ......................................
3.96% 4.91% 4.47% 0.73% 0.01%
Supplemental Data
Net assets, end of year (000) ................................... $ 3,174,372  $ 3,207,547  $ 2,343,866  $ 1,060,804  $ 1,035,846
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Select
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0335  0 .0434  0 .0378  0 .0032  0 .0001
Net realized gain (loss) .....................................
0 .0003  0 .0001  ( 0 .0002 )
(a)
0 .0010  0 .0001
Net increase from investment operations ........................... 0.0338  0.0435  0.0376  0.0042  0.0002
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .0336 ) ( 0 .0434 ) ( 0 .0376 ) ( 0 .0042 ) ( 0 .0001 )
From net realized gain ...................................... ( 0 .0002 ) ( 0 .0001 ) ( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ........................................... (0.0338) (0.0435) (0.0376) (0.0042) (0.0002)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................................... 3.43% 4.43% 3.82% 0.42% 0.01%
Ratios to Average Net Assets
Total expen ses ............................................
1.03% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ...................
1.00% 1.00% 1.00% 0.49% 0.06%
Net investment income ......................................
3.35% 4.34% 3.78% 0.32% 0.01%
Supplemental Data
Net assets, end of year (000) ................................... $ 347,409  $ 203,961  $ 254,127  $ 169,696  $ 660,676
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

MuniCash
Institutional
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of year .............................
$ 1.0001  $ 1.0000  $ 0.9999  $ 1.0001  $ 1.0001
Net investment income ....................................
0 .0239  0 .0310  0 .0282  0 .0048  0 .0001
Net realized and unrealized gain (loss) ..........................
0 .0003  0 .0002  ( 0 .0000 )
(a) (b)
0 .0007
(b)
0 .0000
(c)
Net increase from investment operations .......................... 0.0242  0.0312  0.0282  0.0055  0.0001
Distributions
(d)
– – – – –
From net investment income ................................ ( 0 .0242 ) ( 0 .0311 ) ( 0 .0281 ) ( 0 .0057 ) ( 0 .0001 )
From net realized gain ..................................... —  ( 0 .0000 )
(a)
—  ( 0 .0000 )
(a)
—
Total distributions .......................................... (0.0242) (0.0311) (0.0281) (0.0057) (0.0001)
Net asset value, end of year ................................. $ 1.0001  $ 1.0001  $ 1.0000  $ 0.9999  $ 1.0001
Total Return
(e)
Based on net asset value .................................... 2.45% 3.17% 2.86% 0.56% 0.01%
Ratios to Average Net Assets
Total expen ses ...........................................
0.29% 0.31% 0.30% 0.28% 0.26%
Total expenses after fees waived and/or reimbursed ..................
0.20% 0.21% 0.20% 0.16% 0.08%
Total expenses after fees waived and/or reimbursed and interest expense ...
0.20% 0.20% 0.20% 0.16% 0.08%
Net investment income .....................................
2.39% 3.10% 2.82% 0.48% 0.01%
Supplemental Data
Net assets, end of year (000) .................................. $ 3,489,521  $ 3,994,911  $ 4,540,657  $ 3,592,640  $ 5,368,797
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each share class is offered as follows:
All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Mischler
Financial Group Shares are sold without a sales charge and are only available to clients of Mischler Financial Group, Inc. and its affiliates. Penserra Shares are sold without a sales charge and are only available to clients of Penserra Securities LLC and its affiliates. Great Pacific Shares are sold without a sales charge and are only available to clients of Great Pacific Securities and its affiliates. Premier Shares are sold without a sales charge and are only available through financial intermediaries trading on the
NSCC Fund/SERV trading platform. DLT Shares are sold without a sales charge and are available for purchase through The Bank of New York Mellon (“BNY”). DLT shares may also be purchased by BlackRock Advisors, LLC or its affiliates. Stern Brothers Shares are sold without a sales charge and are only available to clients of Stern Brothers
& Co. and its affiliates. Tigress Shares are sold without a sales charge and are only available to clients of Tigress Financial Partners LLC and its affiliates. WestCap Shares are sold without a sales charge and are only available to portfolio companies of WestCap Management, LLC and its affiliates. Administration, Select, Capital, Cash Reserve,
Cash Management, Private Client and Dollar Shares are sold without a sales charge and are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
BlackRock Select Treasury Based Liquidity Fund, FedFund, T-Fund and Treasury Trust Fund each operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to discretionary liquidity fees.
TempCash and MuniCash price and transact their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). Prior to the Funds’ adoption of the floating NAV, their portfolio holdings were valued at amortized cost.
With respect to each of TempCash and MuniCash, the Board of Trustees of the Trust (the "Board"), or its delegate, must impose a mandatory liquidity fee upon the sale of shares if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The Board, or its delegate, may also impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, at certain times, if such fee is determined to be in the best interests of such Fund.
On July 30, 2025, the Board approved to change the name of BlackRock Liquid Federal Trust Fund to BlackRock Select Treasury Based Liquidity Fund. In connection with the Fund's name change, the Fund's investment strategy was changed to invest 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations of the U.S. Treasury (collectively, "Treasury Instruments"), with a maturity of 93 days or less, and overnight repurchase agreements that purchase Treasury Instruments. The
Fund's portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S.
Treasury and repurchase agreements secured by such obligations. These changes were effective on October 14, 2025.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual
Fund Name
Diversification
Classification
BlackRock Select Treasury Based Liquidity Fund ...............................................................................
Diversified
FedFund ..........................................................................................................
Diversified
TempCash .........................................................................................................
Diversified
T-Fund ............................................................................................................
Diversified
Treasury Trust Fund ...................................................................................................
Diversified
MuniCash ..........................................................................................................
Diversified
Fund Name Share Class
BlackRock Select Treasury Based Liquidity Fund ...........
Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Mischler Financial Group, Stern Brothers
and Tigress.
FedFund ......................................
Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Great Pacific, Mischler Financial Group,
Penserra , Premier, Private Client, Select, Stern Brothers, Tigress and WestCap .
TempCash ..................................... Institutional, Capital, Cash Management, Dollar, Great Pacific and Premier
T-Fund ........................................ Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Premier and Select
Treasury Trust Fund ............................... Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, DLT Shares and Select
MuniCash ...................................... Institutional, Capital and Dollar

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The liquidity fees are collected and retained by TempCash and
MuniCash for the benefit of the Funds' remaining shareholders.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies (TempCash and MuniCash): The Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund's Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”)
to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash and MuniCash assets and liabilities:
Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Investment Valuation Policies (BlackRock Select Treasury Based Liquidity Fund, FedFund, T-Fund and Treasury Trust Fund): U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds'
investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method,

Notes to Financial Statements
(continued)

Notes to Financial Statements
investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements
of Operations.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. The Funds , along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into a management agreement with the Manager, the Trust’s investment adviser and an indirect, majority-
owned subsidiary of BlackRock, Inc. ("BlackRock"), to provide investment advisory, administration and accounting services to the Funds.
Under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:
(a)
Based on the combined average daily net assets of BlackRock Select Treasury Based Liquidity Fund, FedFund, T-Fund and Treasury Trust Fund.
(b)
Based on the average daily net assets of the Fund whose management fee is being calculated.
With respect to TempCash, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the "Sub-Adviser"), an affiliate of the Manager.
The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with
BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan and the Private Client Shares Distribution Plan, the Trust may
pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Capital, Dollar, Cash
Management, Cash Reserve, Administration, Select and Private Client Share classes are currently paying fees to service organizations, which may include affiliates of the
Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:
For the year ended October 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based
BlackRock Select Treasury Based Liquidity Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A
(a)
Calculation B
(b)
Management Fees are equal to calculation A plus calculation B
.175% of the first $1 billion
.175% of the first $1 billion
.150% of the next $1 billion
.150% of the next $1 billion
.125% of the next $1 billion
.125% of the next $1 billion
.100% of the next $1 billion
.100% of amounts in excess of $3 billion
.095% of the next $1 billion
.090% of the next $1 billion
.085% of the next $1 billion
.080% of amounts in excess of $7 billion
Fund Name Management Fees
TempCash and MuniCash ...................................................
.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion
Share Class Service Fees
(a)
Distribution
Fees
(a)
Administration .............................................................................................. 0 .10% — %
Capital ................................................................................................... 0 .05 —
Cash Management ........................................................................................... 0 .50 —
Cash Reserve .............................................................................................. 0 .40 —
Dollar .................................................................................................... 0 .25 —
Private Client .............................................................................................. 0 .50 0 .35
Select ................................................................................................... 0 .50 0 .35
(a)
Due to certain contractual and voluntary waivers, the above stated rates may be reduced.
Fund Name Administration Capital
Cash
Management Cash Reserve Dollar Private Client Select Total
BlackRock Select Treasury Based Liquidity
Fund ........................ $ 30,313 $ — $ 37,790 $ — $ 36,189 $ — $ — $ 104,292
FedFund ..................... 7,662,333 159,844 3,290,331 17,375,695 10,649,145 1,451 3,467,445 42,606,244
TempCash .................... — 777 — — 45,100 — — 45,877
T-Fund ....................... 5,434,492 173,970 5,377,804 239,740 3,475,223 — 172,754 14,873,983
Treasury Trust Fund .............. 903,143 754,665 34,203 406,011 8,845,239 — 2,245,665 13,188,926

Notes to Financial Statements
(continued)

Notes to Financial Statements
fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended  October 31, 2025 , the Funds  did not pay any amounts to affiliates in return for these services.
For the year ended October 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager, as investment adviser and administrator, has contractually agreed to reduce its fees and/or reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous/Other Expenses,” excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, do not exceed 0.18% of the average daily net assets of TempCash, 0.17%
of the average daily net assets of BlackRock Select Treasury Based Liquidity Fund, FedFund, T-Fund, and Treasury Trust Fund and 0.20% of the average daily net assets of MuniCash. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to June 30, 2026, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of such Fund.
These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended October 31, 2025, the amounts waived were as follows:
In addition, BRIL has contractually agreed to waive service and/or distribution fees through February 28, 2026 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares and Private Client Shares do not exceed 1.00% and 0.68% of the average daily net assets of the shares, respectively.
The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period. For the year ended October 31, 2025, the amounts waived and/or reimbursed were as follows:
The Manager and BRIL have also voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds' share classes to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and service and distribution fees waived — class specific. The Manager and BRIL may discontinue the voluntary waiver at any time.
Fund Name
Great Pacific
Shares Tigress
Stern Brothers
Shares
WestCap
Shares Total
BlackRock Select Treasury Based Liquidity Fund .......................................... $ — $ 22 $ — $ — $ 22
FedFund ..................................................................... — 127 9 92 228
TempCash .................................................................... 814 — — — 814
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
BlackRock Select Treasury Based Liquidity Fund ..................................................................................... $ 2,937,849
FedFund ................................................................................................................ 25,416,782
TempCash ............................................................................................................... 5,701,228
T-Fund .................................................................................................................. 15,767,746
Treasury Trust Fund ......................................................................................................... 21,618,661
MuniCash ................................................................................................................ 3,413,810
Service and Distribution Fees Waived and/or Reimbursed - Class Specific Private Client Select Total
FedFund ........................................................................ $ 580 $ 81,473 $ 82,053
T-Fund .......................................................................... — 4,065 4,065
Treasury Trust Fund ................................................................. — 52,823 52,823

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the manager — class specific, in the
Statements of Operations. For the year ended October 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the
Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statements of Operations.
Other Transactions: During the  year ended October 31, 2025 , TempCash received a reimbursement of $1,516 from an affiliate, which is included in other income — affiliated in the Statements of Operations, related to an operating event.
The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended October 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with
Rule 17a-7 under the 1940 Act were as follows:
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to the nondeductible expenses and distributions in connection with fund share redemptions were reclassified to the following accounts:
Fund Name/Share Class
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
BlackRock Select Treasury Based Liquidity Fund
Tigress .......................................................................................................... $ 20
FedFund
Tigress .......................................................................................................... $ 112
Stern Brothers ..................................................................................................... 5
WestCap ........................................................................................................ 75
$ 192
TempCash
Great Pacific ...................................................................................................... $ 439
Fund Name Purchases Sales
Net Realized
Gain (Loss)
MuniCash ........................................................................... $ 1,122,084,380 $ 810,703,784 $ —
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
Treasury Trust Fund ......................................................................... $ (33,262) $ 33,262
MuniCash ................................................................................ 1,080 (1,080)
—

Notes to Financial Statements
(continued)

Notes to Financial Statements
The tax character of distributions paid was as follows:
As of October 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and dividends payable.
During the year ended October 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Fund Name
Year Ended
10/31/25
Year Ended
10/31/24
BlackRock Select Treasury Based Liquidity Fund
Ordinary income ...................................................................................... $ 274,138,487 $ 295,952,958
Long-term capital gains ................................................................................. 56,532 —
$ 274,195,019 $ 295,952,958
FedFund
Ordinary income ...................................................................................... $ 7,528,998,650 $ 7,883,125,248
TempCash
Ordinary income ...................................................................................... $ 993,177,006 $ 866,328,318
T-Fund
Ordinary income ...................................................................................... $ 4,664,959,962 $ 5,296,108,748
Treasury Trust Fund
Ordinary income ...................................................................................... $ 6,437,957,780 $ 5,971,734,147
MuniCash
Tax-exempt income ................................................................................... $ 96,334,132 $ 104,366,630
Ordinary income ...................................................................................... — 5,044
Long-term capital gains ................................................................................. — 7,927
$ 96,334,132 $ 104,379,601
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Select Treasury Based Liquidity Fund ................................... $ 2,518,363 $ — $ — $ 2,518,363
FedFund .............................................................. — (67,594,642) (3,233,766) (70,828,408)
TempCash ............................................................. 1,475 (1,047,668) 4,580,023 3,533,830
T-Fund ................................................................ — (38,889,541) (1,412,831) (40,302,372)
Treasury Trust Fund ....................................................... 11,752,142 — (35,491) 11,716,651
Fund Name Amount Utilized
FedFund .......................................................................................................... $ 7,270,092
TempCash ......................................................................................................... 15,393
T-Fund ............................................................................................................ 5,150,919
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Select Treasury Based Liquidity Fund ............................ $ 6,233,370,771 $ – $ – $ –
FedFund ....................................................... 181,379,653,296 – – –
TempCash ...................................................... 24,812,890,900 5,066,981 (486,958) 4,580,023
T-Fund ........................................................ 112,344,028,599 – – –
Treasury Trust Fund ............................................... 160,432,397,732 – (35,491) (35,491)
MuniCash ...................................................... 3,492,307,000 – – –

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
MuniCash invests a substantial amount of its assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund's portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold, reinvested and redeemed at $1.00 per share for BlackRock Select Treasury Based Liquidity Fund, FedFund, T-Fund and Treasury Trust
Fund.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Transactions in capital shares for each class were as follows:
d
Fund Name/Share Class
Year Ended
10/31/25 10/31/24
BlackRock Select Treasury Based Liquidity Fund
Institutional
Shares sold 48,819,233,526 40,999,612,124
Shares issued in reinvestment of distributions ........................................................ 66,433,114 78,311,507
Shares redeemed
(48,340,400,176) (41,665,368,238)
545,266,464 (587,444,607)
Administration
Shares sold 222,743,032 161,834,138
Shares issued in reinvestment of distributions ........................................................ 1,244,898 1,560,845
Shares redeemed
(249,286,983) (145,426,579)
(25,299,053) 17,968,404
Bancroft Capital
Shares issued in reinvestment of distributions ........................................................ — 1,854
(a)
Shares redeemed
— (54,626)
(a)
— (52,772)
Cabrera Capital Markets
Shares issued in reinvestment of distributions ........................................................ — 1,854
(a)
Shares redeemed
— (54,626)
(a)
— (52,772)
Cash Management
Shares sold 261,217 3,195,070
Shares issued in reinvestment of distributions ........................................................ 18 16,853
Shares redeemed
(428,501) (5,446,284)
(167,266) (2,234,361)
Dollar
Shares sold 165,986,654 77,548,806
Shares issued in reinvestment of distributions ........................................................ 34,671 39,293
Shares redeemed
(172,179,180) (86,584,402)
(6,157,855) (8,996,303)
Great Pacific
Shares issued in reinvestment of distributions ........................................................ — 2,094
(a)
Shares redeemed
— (54,848)
(a)
— (52,754)
Mischler Financial Group
Shares sold 117,816,239 242,831,161
Shares issued in reinvestment of distributions ........................................................ 1,134,666 790,695
Shares redeemed
(143,010,530) (224,096,348)
(24,059,625) 19,525,508
Penserra
Shares issued in reinvestment of distributions ........................................................ — 2,095
(a)
Shares redeemed
— (804,864)
(a)
— (802,769)
Stern Brothers
Shares sold 200,000,001 —
Shares issued in reinvestment of distributions ........................................................ 2,412 2,823
200,002,413 2,823
Tigress
Shares sold 5,799,999 —
Shares issued in reinvestment of distributions ........................................................ 10,682 56,313
Shares redeemed
(5,000,000) (2,999,999)
810,681 (2,943,686)
690,395,759 (565,083,289)
FedFund
Institutional
Shares sold 1,040,613,432,589 960,873,887,287
Shares issued in reinvestment of distributions ........................................................ 1,950,756,004 2,305,706,156
Shares redeemed
(1,030,407,664,968) (932,819,878,045)
12,156,523,625 30,359,715,398

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

d
Fund Name/Share Class
Year Ended
10/31/25 10/31/24
Administration
Shares sold 15,106,720,811 18,851,949,320
Shares issued in reinvestment of distributions ........................................................ 194,858,128 236,281,031
Shares redeemed
(15,038,979,744) (19,328,695,622)
262,599,195 (240,465,271)
Capital
Shares sold 977,983,872 623,938,069
Shares issued in reinvestment of distributions ........................................................ 13,017,703 6,406,147
Shares redeemed
(896,206,113) (355,507,582)
94,795,462 274,836,634
Cash Management
Shares sold 357,093,608 343,203,202
Shares issued in reinvestment of distributions ........................................................ 20,421,710 24,959,923
Shares redeemed
(342,665,828) (427,654,076)
34,849,490 (59,490,951)
Cash Reserve
Shares sold 59,364,688,591 52,041,441,295
Shares issued in reinvestment of distributions ........................................................ 9,342 360,941
Shares redeemed
(58,896,896,157) (51,947,097,796)
467,801,776 94,704,440
Dollar
Shares sold 14,203,353,599 12,228,797,970
Shares issued in reinvestment of distributions ........................................................ 47,501,284 56,110,489
Shares redeemed
(14,495,192,838) (12,229,524,327)
(244,337,955) 55,384,132
Great Pacific
Shares sold — 50,000
(b)
Shares issued in reinvestment of distributions ........................................................ 2,186 554
(b)
2,186 50,554
Mischler Financial Group
Shares sold 33,358,177,358 33,218,216,511
Shares issued in reinvestment of distributions ........................................................ 48,298,059 48,622,644
Shares redeemed
(33,169,676,504) (32,171,604,156)
236,798,913 1,095,234,999
Penserra
Shares sold 23,999,999 100,000
(b)
Shares issued in reinvestment of distributions ........................................................ 51,099 1,108
(b)
Shares redeemed
(24,046,727) —
4,371 101,108
Premier
Shares sold 2,896,353,499 3,882,607,034
Shares issued in reinvestment of distributions ........................................................ 15,855,946 20,972,458
Shares redeemed
(3,206,300,275) (2,871,495,106)
(294,090,830) 1,032,084,386
Private Client
Shares sold 30,564 41
Shares issued in reinvestment of distributions ........................................................ 6,343 9,745
Shares redeemed
(11,283) (99,318)
25,624 (89,532)
Select
Shares sold 1,246,339,917 978,173,401
Shares issued in reinvestment of distributions ........................................................ 13,916,101 14,628,461
Shares redeemed
(1,223,807,451) (983,125,749)
36,448,567 9,676,113
Stern Brothers
Shares sold 161,560,927 509,199,999
Shares issued in reinvestment of distributions ........................................................ 2,068,056 3,201,468
Shares redeemed
(563,643,442) (102,448,884)
(400,014,459) 409,952,583

Notes to Financial Statements
(continued)

Notes to Financial Statements
d
Fund Name/Share Class
Year Ended
10/31/25 10/31/24
Tigress
Shares sold 494,371,410 636,836,894
Shares issued in reinvestment of distributions ........................................................ 2,728,453 4,626,199
Shares redeemed
(482,233,630) (587,483,419)
14,866,233 53,979,674
WestCap
Shares sold 13,035,000 44,978,749
Shares issued in reinvestment of distributions ........................................................ 2,775,198 5,110,026
Shares redeemed
(44,039,827) (74,711,327)
(28,229,629) (24,622,552)
12,338,042,569 33,061,051,715
T-Fund
Institutional
Shares sold 1,256,849,752,858 1,306,205,313,758
Shares issued in reinvestment of distributions ........................................................ 1,216,866,570 1,231,737,225
Shares redeemed
(1,250,747,020,245) (1,293,392,422,710)
7,319,599,183 14,044,628,273
Administration
Shares sold 10,025,978,180 7,550,204,907
Shares issued in reinvestment of distributions ........................................................ 206,588,735 205,504,945
Shares redeemed
(9,335,242,279) (7,088,231,897)
897,324,636 667,477,955
Capital
Shares sold 862,687,668 664,978,449
Shares issued in reinvestment of distributions ........................................................ 13,074,676 11,158,050
Shares redeemed
(771,039,087) (603,167,871)
104,723,257 72,968,628
Cash Management
Shares sold 5,767,406,522 4,961,063,034
Shares issued in reinvestment of distributions ........................................................ 33,011,080 30,531,604
Shares redeemed
(5,557,562,965) (4,887,766,561)
242,854,637 103,828,077
Cash Reserve
Shares sold 199,041,149 416,188,745
Shares issued in reinvestment of distributions ........................................................ 4,970 452,179
Shares redeemed
(200,604,841) (410,811,316)
(1,558,722) 5,829,608
Dollar
Shares sold 7,508,651,865 7,400,875,405
Shares issued in reinvestment of distributions ........................................................ 17,875,274 17,683,387
Shares redeemed
(7,485,229,557) (7,583,391,899)
41,297,582 (164,833,107)
Premier
Shares sold 3,092,793,566 2,986,603,430
Shares issued in reinvestment of distributions ........................................................ 33,701,229 36,899,572
Shares redeemed
(3,196,003,692) (3,011,843,360)
(69,508,897) 11,659,642
Select
Shares sold 276,258,000 316,995,158
Shares issued in reinvestment of distributions ........................................................ 690,918 1,102,093
Shares redeemed
(285,081,473) (348,868,063)
(8,132,555) (30,770,812)
8,526,599,121 14,710,788,264
Treasury Trust Fund
Institutional
Shares sold 335,388,375,496 348,099,471,270
Shares issued in reinvestment of distributions ........................................................ 1,456,571,041 1,508,135,661
Shares redeemed
(306,213,531,638) (323,061,473,890)
30,631,414,899 26,546,133,041

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

The number of shares sold, reinvested and redeemed for TempCash and MuniCash were transacted at each class's floating NAV per share calculated to four decimal places.
Transactions in capital shares for each class of TempCash and MuniCash were as follows:
d
Fund Name/Share Class
Year Ended
10/31/25 10/31/24
Administration
Shares sold 2,496,844,527 1,542,967,789
Shares issued in reinvestment of distributions ........................................................ 20,877,152 19,059,296
Shares redeemed
(2,069,032,306) (1,343,059,919)
448,689,373 218,967,166
Capital
Shares sold 3,440,434,183 2,353,944,538
Shares issued in reinvestment of distributions ........................................................ 60,846,313 36,012,458
Shares redeemed
(3,101,018,018) (1,637,347,758)
400,262,478 752,609,238
Cash Management
Shares sold 48,521,566 59,265,535
Shares issued in reinvestment of distributions ........................................................ 181,264 246,863
Shares redeemed
(49,568,378) (57,405,427)
(865,548) 2,106,971
Cash Reserve
Shares sold 686,407,303 1,325,249,632
Shares issued in reinvestment of distributions ........................................................ 192 234
Shares redeemed
(684,525,735) (1,349,815,568)
1,881,760 (24,565,702)
Dollar
Shares sold 15,791,513,113 12,043,739,465
Shares issued in reinvestment of distributions ........................................................ 7,854,053 11,737,276
Shares redeemed
(15,832,355,364) (11,191,908,548)
(32,988,198) 863,568,193
Select
Shares sold 1,190,946,141 847,511,404
Shares issued in reinvestment of distributions ........................................................ 8,887,548 9,657,554
Shares redeemed
(1,056,384,689) (907,328,707)
143,449,000 (50,159,749)
DLT Shares
(c)
Shares sold 50,000 —
Shares issued in reinvestment of distributions ........................................................ 714 —
50,714 —
31,591,894,478 28,308,659,158
d
Year Ended
10/31/25
Year Ended
10/31/24
Fund Name/Share Class
Shares Amount Shares Amount
TempCash
Institutional
Shares sold ..........................................
34,533,349,891 $ 34,551,321,352 25,076,170,569 $ 25,088,834,874
Shares issued in reinvestment of distributions .....................
155,960,463 156,039,389 83,814,650 83,860,592
Shares redeemed ......................................
(30,324,505,975) (30,340,295,025) (18,282,944,345) (18,292,389,737)
4,364,804,379 $ 4,367,065,716 6,877,040,874 $ 6,880,305,729
Capital
(d)
Shares sold ..........................................
16,795,255 $ 16,806,072 — $ —
Shares issued in reinvestment of distributions .....................
63,048 63,085 — $ —
Shares redeemed ......................................
(6,317,064) (6,321,015) — $ —
10,541,239 $ 10,548,142 — $ —
Dollar
Shares sold ..........................................
125,116,224 $ 125,193,579 63,584,538 $ 63,623,740
Shares issued in reinvestment of distributions .....................
46,852 46,880 1,012 1,013
Shares redeemed ......................................
(146,017,974) (146,105,633) (16,739,712) (16,752,216)
(20,854,898) $ (20,865,174) 46,845,838 $ 46,872,537
Great Pacific
Shares sold ..........................................
— $ — 341,865,528 $ 342,006,436
Shares issued in reinvestment of distributions .....................
34,446,350 34,461,571 28,205,285 28,217,672
34,446,350 $ 34,461,571 370,070,813 $ 370,224,108

Notes to Financial Statements
(continued)

Notes to Financial Statements
(a)
There were no Bancroft Capital Shares, Cabrera Capital Markets Shares, Great Pacific Shares and Penserra Shares outstanding for the year ended October 31, 2024.
(b)
Period August 12, 2024 (commencement of operations) to October 31, 2024 for Great Pacific Shares and Penserra Shares.
(c)
Period June 27, 2025 (commencement of operations) to October 31, 2025 for DLT Shares.
(d)
Period April 14, 2025 (commencement of operations) to October 31, 2025 for Capital Shares.
(e)
There were no Dollar Shares outstanding for the year ended October 31, 2024.
As of October 31, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 2,708,987,302 Institutional Shares of FedFund.
As of October 31, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 36,478 Premier Shares of TempCash.
As of October 31, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 50,714 DLT Shares of Treasury Trust Fund.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
10/31/25
Year Ended
10/31/24
Fund Name/Share Class
Shares Amount Shares Amount
Premier
Shares sold ..............................................
—
$ —
—
$ —
Shares issued in reinvestment of distributions ........................
—
—
—
—
Shares redeemed ..........................................
—
—
—
—
4,388,937,070 $ 4,391,210,255 7,293,957,525 $ 7,297,402,374
MuniCash
Institutional
Shares sold ..........................................
38,341,714,974 $ 38,345,549,147 35,643,322,757 $ 35,646,598,893
Shares issued in reinvestment of distributions .....................
41,513,204 41,517,355 52,437,603 52,442,847
Shares redeemed ......................................
(38,888,569,403) (38,892,458,260) (36,241,898,722) (36,245,055,794)
(505,341,225) $ (505,391,758) (546,138,362) $ (546,014,054)
Dollar
Shares sold ..........................................
— $ — 2,561,175
(e)
$ 2,561,175
(e)
Shares issued in reinvestment of distributions .....................
— — 49,762
(e)
49,762
(e)
Shares redeemed ......................................
— — (4,382,718)
(e)
(4,382,793)
(e)
— $ — (1,771,781) $ (1,771,856)
(505,341,225) $ (505,391,758) (547,910,143) $ (547,785,910)

Report of Independent Registered Public Accounting Firm
2025
BlackRock Annual Financial Statements and Additional Information

To the Shareholders of BlackRock Select Treasury Based Liquidity Fund, FedFund, TempCash, T-Fund, Treasury Trust Fund, and MuniCash and the Board of Trustees of
BlackRock Liquidity Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Select Treasury Based Liquidity Fund (formerly BlackRock Liquid Federal Trust Fund),
FedFund, TempCash, T-Fund, Treasury Trust Fund, and MuniCash (the “Funds”), including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as tax-exempt interest dividends for the fiscal year ended October 31, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended October 31, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
October 31, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
Fund Name
Tax-Exempt Interest
Dividends
MuniCash .......................................................................................................... $96,334,132
Fund Name
20% Rate Long-Term
Capital Gain Dividends
BlackRock Select Treasury Based Liquidity Fund ............................................................................. $ 56,532
MuniCash ........................................................................................................ 580
Fund Name Federal Obligation Interest
BlackRock Select Treasury Based Liquidity Fund ............................................................................. $ 258,041,121
FedFund ........................................................................................................ 3,998,298,782
TempCash ....................................................................................................... 12,098,094
T-Fund .......................................................................................................... 2,396,309,345
Treasury Trust Fund ................................................................................................. 6,115,488,172
Fund Name Interest Dividends
BlackRock Select Treasury Based Liquidity Fund ............................................................................. $ 274,180,530
FedFund ........................................................................................................ 7,527,780,700
TempCash ....................................................................................................... 993,176,549
T-Fund .......................................................................................................... 4,664,072,475
Treasury Trust Fund ................................................................................................. 6,409,112,809
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
BlackRock Select Treasury Based Liquidity Fund .......................................................... $ 274,180,530 $ 959,329
FedFund ..................................................................................... 7,527,780,700 —
TempCash .................................................................................... 766,235,701 —
T-Fund ....................................................................................... 4,664,072,475 —
Treasury Trust Fund .............................................................................. 6,409,112,809 24,965,508

Additional Information
2025
BlackRock Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
(a)
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For TempCash

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Liquidity Funds (the “Trust”) met on April 22, 2025
(the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Select Treasury Based Liquidity Fund (“Select Treasury Based Liquidity Fund”), FedFund, MuniCash, TempCash, T-Fund and Treasury
Trust Fund (each a “Fund” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor.
The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock
International Limited (the “Sub-Advisor”) with respect to TempCash. The Manager and the Sub-Advisor are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to TempCash facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each
Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The
Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
In addition to reviewing each Fund’s performance and current yield, the Board also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio.
The Board noted that for each of the one- and three-year periods reported, each of Select Treasury Based Liquidity Fund and Treasury Trust Fund outperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one- and three-year periods reported, T-Fund underperformed and outperformed, respectively, its Benchmark Weighted Average.
The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted Average during the applicable period.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board noted that for each of the one- and three-year periods reported, each FedFund, MuniCash and TempCash underperformed its Benchmark Weighted
Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed each Fund’s underperformance relative to its Benchmark Weighted Average during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that FedFund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of Select Treasury Based Liquidity Fund, T-Fund and Treasury Trust Fund,
increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate assets of the Fund, combined with the assets of Select Treasury Based Liquidity Fund, T-Fund and Treasury Trust Fund decrease below certain contractually specified levels.
The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that Select Treasury Based Liquidity Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of FedFund, T-Fund and Treasury
Trust Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate assets of the Fund, combined with the assets of FedFund, T-Fund and Treasury Trust Fund decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that T-Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of Select Treasury Based Liquidity Fund, FedFund and Treasury Trust Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate assets of the Fund, combined with the assets of Select Treasury Based Liquidity Fund, FedFund and Treasury Trust Fund decrease below certain contractually specified levels. The
Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that Treasury Trust Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of Select Treasury Based Liquidity Fund, FedFund and T-Fund,
increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

assets of the Fund, combined with the assets of Select Treasury Based Liquidity Fund, FedFund and T-Fund decrease below certain contractually specified levels. The
Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that TempCash’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board additionally noted
that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that MuniCash’s contractual management fee rate ranked fourth out of four funds, and that the actual management fee rate and total expense ratio each ranked fourth out of four funds relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to TempCash, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AMT Alternative Minimum Tax
DAC Designated Activity Company
GO General Obligation Bonds
LIQ Liquidity Agreement
LOC Letter of Credit
RB Revenue Bonds
SBPA Standby Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes
VRDP Variable Rate Demand Preferred

Notice to Shareholders
2025
BlackRock Annual Financial Statements and Additional Information
The following applies to TempCash and MuniCash : This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds' current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares. The Funds generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' sponsor is not required to reimburse the Funds for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following applies to BlackRock Select Treasury Based Liquidity Fund, FedFund , T-Fund and Treasury Trust Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds' current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds'
sponsor is not required to reimburse the Funds for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.

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Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Liquidity Funds

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: December 22, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: December 22, 2025